                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 Madison Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: APRIL 30, 2013

Item 1. Report to Shareholders

ANNUAL REPORT
A P R I L 3 0, 2 0 1 3

MARKET VECTORS
CORPORATE BOND ETFs

Fallen Angel High Yield Bond ETF	ANGLTM
Investment Grade Floating Rate ETF	FLTR®
Treasury-Hedged High Yield Bond ETF	THHYTM

MARKET VECTORS
EQUITY INCOME ETFs

BDC Income ETF	BIZDTM
Mortgage REIT Income ETF	MORTTM
Preferred Securities ex Financials ETF	PFXFTM

MARKET VECTORS
INTERNATIONAL BOND ETFs

Emerging Markets High Yield Bond ETF	HYEMTM
Emerging Markets Local Currency Bond ETF	EMLCTM
International High Yield Bond ETF	IHYTM
LatAm Aggregate Bond ETF	BONOTM
Renminbi Bond ETF	CHLCTM

MARKET VECTORS INCOME ETFs

Dear Shareholder:

As the chart below shows, interest rates are at very low levels.

Historically, Low Yields Driving Demand for Alternative Income Sources

Source: FactSet

We now offer four interesting high yield bond ETFs, two of them launched during the past twelve months. High yield markets are growing significantly (please see discussion below) and offer income when global growth is stable or accelerating.

■	Emerging Markets High Yield Bond ETF (HYEM), launched on May 8, 2012, invests in high yield bonds issued by companies in Asia, Latin American and other emerging market areas.

■	Treasury-Hedged High Yield Bond ETF (THHY), launched on March 21, 2013, combines the more liquid portion of the high-yield bond universe with short positions in 5-year U.S. Treasury notes to help hedge against the risk of rising interest rates, while offering income potential.

■	Fallen Angel High Yield Bond ETF (ANGL) invests in high yield corporate bonds that once were investment-grade, but have been downgraded to non-investment grade.

■	International High Yield Bond ETF (IHY) invests in non-U.S. high yield corporate debt with 56% in Europe, 34% in emerging markets and the balance in other.

Finally, the launch of two other new funds over the past twelve months offers unique dividend income opportunities:

■	Preferred Securities ex Financials ETF (PFXF), launched on July 16, 2012, offers exposure to the income potential of preferred securities without the volatility characteristics of financials.

■	BDC Income ETF (BIZD), launched on February 11, 2013, provides dividend income from tax-advantaged companies that lend to companies with higher credit risk.

1

Going forward, we will, as always, continue to seek out and evaluate both the most attractive opportunities, and the most effective solutions to the challenges that you, as a shareholder, face. On the following pages, you will find the performance record of each of the funds for the twelve-month period ended April 30, 2013. You will also find their financial statements and portfolio information. We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

May 17, 2013

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

2

Market Review

The global high-yield corporate bond universe, defined by the BofA Merrill Lynch Global High Yield Index1, has grown to $1,548 billion for both the U.S. and foreign markets. As shown in the graph, global high yield bond market value increased by more than seven times from 1997 through 2012. The non-U.S. share of the global high yield market increased over this period from 10.9% to 44.1%.2

Growth of International Corporate High-Yield Market
Global Market Value

Source: Bank of America Merrill Lynch. Figures based on market value of high-yield corporate bonds in the BofA Merrill Lynch Global High Yield Index which encompasses below investment-grade corporate debt publicly issued in major domestic or Eurobond markets. Indexes are unmanaged and are not securities in which an investment can be made.

The Barclays U.S. Aggregate Bond Index3 returned 3.68% for the twelve months ending April, and the Barclays U.S. Corporate High Yield Index4 performed even better, returning 13.98% over the same period.5 As a result of high yield bond performance spreads over 10 year U.S. Treasuries have compressed. Today, however, in comparison with other low default rate environments, most recently during the 2004-2007 periods, high yield spreads remain relatively wide, with the potential for further compression.

High Yield Spread over 10 Year US Treasuries

Source: Bank of America Merrill Lynch and FactSet. Figures based on yields of BofA Merrill Lynch Global High Yield Index and US Treasury Constant Maturity – 10 Year Index. Indexes are unmanaged and are not securities in which an investment can be made.

Even as the Federal Reserve holds short-term U.S. interest rates near zero and continues its aggressive “quantitative easing,” investors are starting to anticipate the potential for a future increase in rates, and, accordingly, many are adjusting portfolios toward shorter maturities. This trend influenced a steepening yield curve during the first quarter of 2013, with short- and intermediate-term debt instruments outperforming long-term bonds. In late March, the trend reversed temporarily. Long-term Treasuries rallied, due mainly to banking sector problems in Cyprus and increased

3

MARKET VECTORS INCOME ETFs

concerns over a potential debt crisis in Europe. Through these fluctuations, one recent trend has remained relatively constant: In searching for yield, investors have demonstrated a willingness to assume higher credit risk while also seeking to reduce exposure to long-term maturities and the related bond price volatility.

Demand for preferred securities also has increased with the search for yield. Recently, The Wall Street Journal reported that preferred issuance reached $13.6 billion in the U.S. in the first four months of 2013. This was the fastest pace of preferred securities issuance since 2008.6

EQUITY INCOME

Business Development Companies (BDCs)

Because BDCs typically invest in, and lend to, small, privately held companies, they are susceptible to concerns over the creditworthiness of those companies and fluctuations in the capital markets used to finance such transactions. In late March, BDCs experienced a period of underperformance and high volatility relative to the broad market. However, by the end of April, BDCs had erased much of that underperformance. The industry ended the period offering an attractive dividend yield of 7.64% as measured by the Market Vectors® US Business Development Companies Index7.

Mortgage REITs

Boosted by an attractive spread between short-term borrowing rates and mortgage yields, Mortgage REITs flourished through the first five months of the previous period. Concerns regarding “quantitative easing”, mortgage prepayments and dividend reductions contributed to a sell-off in the sector at the end of calendar year 2012. Mortgage REITs ended the period strong, while yielding 10.87% as measured by the Market Vectors® Global Mortgage REITs Index8.

Preferred Securities

Preferred securities exhibited strong performance from late July as returns remained relatively stable compared to the broad equity markets. The non-financial “preferreds” market was driven by automobiles, aerospace and defense, and healthcare providers & services. Metals and mining companies, as well as oil, gas and consumable fuels were the main detractors.

INTERNATIONAL BOND

Latin American Bonds

The death of Venezuela’s President Hugo Chavez on March 5, after a long bout with cancer, produced a mild short-term decline in the country’s bonds, temporarily halting a rally based on prospects for new leadership and government reform.9 Also, the government of Brazil successfully sold $1.35 billion in sovereign bonds in September 2012, but the Brazilian bond market has since run into setbacks based on inflation and growth concerns.10 These events have left Mexico as perhaps the most stable large bond issuer in Latin America. Holders of Mexican bonds have been were helped by a relatively calm political transition following the election of President Enrique Pena Nieto in July.

Renminbi Bonds

The dim-sum market consists of bonds denominated in Chinese currency (renminbi) and sold to market participants outside mainland China. In addition to receiving bond interest payments, investors can use this market to gain access to China’s currency, which is widely viewed as being undervalued.

After growing rapidly to $13.88 billion in issuance in 2011, China’s offshore dim-sum bond market stagnated at $13.99 billion in 2012, according to The Wall Street Journal. A leading index of the market, the HSBC Offshore Renminbi Bond Index11, fell 7.63% over the course of 2012, before recovering in early 2013. Two large dim-sum bond offerings in early 2013, by New World China Land and China Minmetals (not held by the Fund) have helped to revive dim-sum issuance.12

Emerging Market Bonds

With the slowdown in Europe and slow economic growth in the U.S., emerging markets have become the main global growth engine, and their monetary policy, generally, has not been as heavy-handed as in developed nations. Emerging markets sovereign debt instruments have offered relatively attractive yields over the past twelve months. When issues are denominated in local currency, they also offer U.S. investors currency diversification and appreciation potential against the dollar.13

A leading index of this market, the J.P. Morgan GBI-EMG Core Index14, tracks bonds of 16 emerging market countries denominated in local currencies. During the past year, the index has added bonds of Romania and Nigeria as components.

4

CORPORATE BONDS

Investment Grade Floating Rate Notes

Floating rate notes are investment grade-rated corporate debt issues with variable coupons that reset to current interest rates, based on an index. The coupons paid on these securities fluctuate with the index. Therefore, floating rate notes tend to display a higher degree of price stability in environments when interest rates are moving up or down. The floating rate feature seeks to act as protection against loss of principal when interest rates rise. While investment grade credit quality, the fund’s average allocation tends to be toward the lower end of the investment grade quality scale. The greatest source of positive contribution came from exposure to A- average rated bonds, led by Citigroup (6.2% of Fund net assets†) with the top performing bond of the group. Also rated A-, National City Bank (1.4% of Fund net assets†) was the bottom performer, but its impact was negligible to overall returns.

Fallen Angel Bonds

“Fallen angels” are high-yield corporate bonds that once were investment-grade, but have been downgraded to non-investment grade. Current examples of U.S. fallen angel issuers include Masco, Regions Bank, Frontier Communications, Weyerhaeuser, Ally Financial and Sprint Nextel (3.1%, 3.0%, 2.9%, 2.5%, 3.4%, 2.0% of Fund net assets, respectively†). Fallen angels tend to have a higher rate of ascension to investment grade than original issue high yield bonds. In April, Dish Network (not held by the Fund) announced a $25.5 billion bid to acquire Sprint Nextel. The bid caused Sprint’s fallen bonds to fall by about 3%, due to anticipated higher leverage and risk involved in funding the proposed acquisition.15 Sprint is also being targeted as an acquisition by Softbank (not held by the Fund), a transaction which has lower perceived credit risk by the market. In 2013, fallen angel General Motors raised $2.5 billion in new debt through its finance unit ($500 million more than originally planned) to finance the acquisition of foreign operations of fallen angel Ally Financial.16

In May 2012, Ford ascended out of the fallen angel category when Moody’s increased its credit rating to investment-grade.17 In November, the largest steel producer in the world, ArcelorMittal (9.4% of Fund net assets†), became a fallen angel when Moody’s cut its credit rating below investment-grade.18

The banking and telecommunications sectors contributed the most return toward the fund, with Ally Financial leading the banking sector and Sprint Nextel leading its sector as well as the top-ten fund performers. While not significantly impacting the fund, J.C. Penney (1.5% of Fund net assets†) negatively contributed to return slightly.

International High Yield Bonds

The market for non-U.S. high yield corporate debt has grown (in market value) from $24 billion in 1997 to $683 billion in 201219, based on the BofA Merrill Lynch Global High Yield Index. Investors who focus only on U.S. high yield bonds are missing at least 44% of the world’s current high yield opportunities, and also those regions with the highest rates of high yield market growth. Europe now accounts for about 27% of global high yield corporate bond market value, and emerging markets represent about 12%. Recently, annual default rates in the high yield bond sector have been relatively low, around 3%.

Strong returns from international high yield bonds were driven primarily from the U.K. and French banking sectors along with the industrials sector, led by France’s building materials producer Lafarge (2.0% of Fund net assets†). Only the services sector negatively contributed to returns, mainly from exposure to Urbi Desarrollos Urbanos (0.1% of Fund net assets†), a Mexican real estate services company.

Emerging Markets High Yield Bonds

As a subset of the international high yield bond markets, emerging markets high yield bonds saw solid returns driven by the industrials and real estate sectors. Chinese and Russian issuers as a whole contributed the most to returns, led by Chinese real estate companies Country Garden Holdings Co. Ltd. and Agile Property Holdings Ltd. (1.7% and 1.0% of Fund net assets) and from Russian telecommunications firm Vimple Communications (2.4% of Fund net assets†).

5

MARKET VECTORS INCOME ETFs

†	All Fund assets referenced are Total Net Assets as of April 30, 2013.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	BofA Merrill Lynch Global High Yield Index tracks the performance of USD, CAD, GBP and EUR denominated below investment grade corporate debt publicly issued in the major domestic or eurobond markets.

[2]	Advantages of International High-Yield Bond Allocations by Francis G. Rodilosso, CFA, Journal of Indexes, Chart 1.

[3]	Barclays U.S. Aggregate Bond Index is comprised of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

[4]	Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

[5]	Morningstar, 4/30/13.

[6]	Preferred Shares Find Favor Among Banks, Wall Street Journal 5/2/13: http://online.wsj.com/article/SB10001424127887324582004578458982944311840.html

[7]	Market Vectors® US Business Development Companies Index (MVBIZDTG) includes companies which are treated as Business Development Companies. To be eligible for the Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in the U.S., be registered with the Securities Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940. As of April 30, 2013, the 30-day SEC yield for Market Vectors BDC Income ETF was 7.31%.

[8]	Market Vectors® Global Mortgage REITs Index (MVMORTTR) is a rules-based index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. mortgage REITs that derive at least 50% of their revenues from mortgage-related activity. As of April 30, 2013, the 30-day SEC yield for Market Vectors Mortgage REIT Income ETF was 10.16%.

[9]	The Wall Street Journal, Venezuela Debt Weakens After Death of Chavez, 3/6/13: http://online.wsj.com/article/SB10001424127887323628804578344212392515952.html

[10]	The Wall Street Journal, Brazil Seeks $750M from Reopening of 2023 Sovereign Bond, 5/9/13: http://online.wsj.com/article/BT-CO-20130509-712132.html

[11]	HSBC Offshore Renminbi Bond Index (CNH Index) tracks total return performance of renminbi-denominated and renminbi-settled bonds and certificates of deposit issued outside the People’s Republic of China.

[12]	The Wall Street Journal, Dim-Sum Bond Issuance Climbs, 3/25/13: http://online.wsj.com/article/SB10001424127887323466204578382074137672956.html

[13]	Business Wire, Market Vectors Emerging Markets Local Currency Bond ETF Passes $1.5 Billion Mark, 3/5/13:
http://www.businesswire.com/news/home/20130305006073/en/Market-Vectors-Emerging-Markets-Local-Currency-Bond

[14]	J.P. Morgan GBI-EMG Core (Government Bond Index-Emerging Markets Global Core) Index (GBIEMCOR) is designed to track the performance of bonds issued by emerging market governments and denominated in the local currency of the issuer.

[15]	Barron’s, Sprint Bonds Fall Over 3 Cents on Dollar on Dish Bid, 4/15/13: http://blogs.barrons.com/incomeinvesting/2013/04/15/sprint-bonds-fall-over-3-cents-on-dollar-on-dish-bid

[16]	Bloomberg, GM Said to Raise $2.5 Billion 5/7/13: http://www.bloomberg.com/news/2013-05-07/gm-said-to-raise-2-5-billion-with-three-five-10-year-bonds.html

[17]	FOXBusiness, Moody’s Upgrades Ford’s Credit Rating, 5/22/12: http://www.foxbusiness.com/industries/2012/05/22/moody-upgrades-ford-credit-rating-returns-blue-oval-trademark

[18]	FirstPost Business, Moody’s downgrades ArcelorMittal debt to junk, 11/7/12: http://www.firstpost.com/business/moodys-downgrades-arcelormittal-debt-to-junk-517022.html

[19]	Advantages of International High-Yield Bond Allocations by Francis G. Rodilosso, CFA, Journal of Indexes.

6

BDC INCOME ETF (BIZD)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
	Share Price[1]	NAV	MVBIZDTG[2]
Life* (cumulative)	4.99%	4.79%	4.89%
*since 2/11/13

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors BDC Income ETF (BIZD) was 2/11/13.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/11/13) to the first day of secondary market trading in shares of the Fund (2/12/13), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 4.82% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses,taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

7

BDC INCOME ETF (BIZD)

PERFORMANCE COMPARISON
(unaudited) (continued)

Market Vectors US Business Development Companies Index (MVBIZDTG) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors BDC Income ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Business Development Companies Index (MVBIZDTG) (the “Index”) includes companies which are treated as Business Development Companies. To be eligible for the Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in the U.S., be registered with the Securities Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

BDC Income ETF (BIZD)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for BIZD is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	February 12, 2013* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	0	0.0%
Greater than or Equal to 0.5% And Less Than 1.0%	3	5.6%
Greater than or Equal to 0.0% And Less Than 0.5%	45	83.3%
Greater than or Equal to -0.5% And Less Than 0.0%	6	11.1%
Greater than or Equal to -1.0% And Less Than -0.5%	0	0.0%
Greater than or Equal to -1.5% And Less Than -1.0%	0	0.0%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%
	54	100.0%

*	First day of secondary market trading.
8

EMERGING MARKETS HIGH YIELD BOND ETF (HYEM)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
	Share Price[1]	NAV	EMHY[2]
Life* (cumulative)	13.65%	13.47%	14.83%
*since 5/8/12

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Emerging Markets High Yield Bond ETF (HYEM) was 5/8/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/8/12) to the first day of secondary market trading in shares of the Fund (5/9/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.69% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

9

EMERGING MARKETS HIGH YIELD BOND ETF (HYEM)

PERFORMANCE COMPARISON

(unaudited) (continued)

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index (EMHY) is comprised of U.S. dollar denominated bonds issued by non-sovereign emerging market issuers that are rated BB1 or lower (based on an average of Moody’s, S&P and Fitch) and that are issued in the major domestic and Eurobond markets.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Emerging Markets High Yield Bond ETF (HYEM)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for HYEM is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	May 9, 2012* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	11	4.5%
Greater than or Equal to 2.5% And Less Than 3.0%	17	7.0%
Greater than or Equal to 2.0% And Less Than 2.5%	22	9.1%
Greater than or Equal to 1.5% And Less Than 2.0%	16	6.6%
Greater than or Equal to 1.0% And Less Than 1.5%	29	11.9%
Greater than or Equal to 0.5% And Less Than 1.0%	89	36.6%
Greater than or Equal to 0.0% And Less Than 0.5%	57	23.5%
Greater than or Equal to -0.5% And Less Than 0.0%	2	0.8%
Greater than or Equal to -1.0% And Less Than -0.5%	0	0.0%
Greater than or Equal to -1.5% And Less Than -1.0%	0	0.0%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%
	243	100.0%

*	First day of secondary market trading.
10

EMERGING MARKETS LOCAL CURRENCY BOND ETF (EMLC)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
	Share Price[1]	NAV	GBIEMCOR[2]
One Year	9.27%	9.75%	11.00%
Life* (annualized)	8.32%	8.29%	9.42%
Life* (cumulative)	24.79%	24.71%	28.38%
*since 7/22/10

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Emerging Markets Local Currency Bond ETF was 7/22/10.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/22/10) to the first day of secondary market trading in shares of the Fund (7/23/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.48% / Net Expense Ratio 0.47%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.47% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

11

EMERGING MARKETS LOCAL CURRENCY BOND ETF (EMLC)

PERFORMANCE COMPARISON

(unaudited) (continued)

Market Vectors Emerging Markets Local Currency Bond ETF (EMLC) is not sponsored, endorsed, sold or promoted by J.P. Morgan and J.P. Morgan makes no representation regarding the advisability of investing in EMLC. J.P. Morgan does not warrant the completeness or accuracy of the J.P. Morgan GBI-EMG Core Index. “J.P. Morgan” is a registered service mark of JPMorgan Chase & Co.© 2013. JPMorgan Chase & Co. All rights reserved.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	J.P. Morgan Government Bond Index-Emerging Markets Global Core (GBIEMCOR) is designed to track the performance of bonds issued by emerging market governments and denominated in the local currency of the issuer. The Index is designed to be investible and includes only those countries that are accessible by most of the international investor base.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Emerging Markets Local Currency ETF (EMLC)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for EMLC is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	July 23, 2010* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	1	0.1%
Greater than or Equal to 2.0% And Less Than 2.5%	1	0.1%
Greater than or Equal to 1.5% And Less Than 2.0%	6	0.9%
Greater than or Equal to 1.0% And Less Than 1.5%	53	7.6%
Greater than or Equal to 0.5% And Less Than 1.0%	302	43.5%
Greater than or Equal to 0.0% And Less Than 0.5%	256	36.7%
Greater than or Equal to -0.5% And Less Than 0.0%	56	8.0%
Greater than or Equal to -1.0% And Less Than -0.5%	16	2.3%
Greater than or Equal to -1.5% And Less Than -1.0%	1	0.1%
Greater than or Equal to -2.0% And Less Than -1.5%	4	0.6%
Greater than or Equal to -2.5% And Less Than -2.0%	1	0.1%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%
	697	100.0%

*	First day of secondary market trading.
12

FALLEN ANGEL HIGH YIELD BOND ETF (ANGL)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
	Share Price[1]	NAV	HOFA[2]
One Year	15.47%	16.40%	19.53%
Life* (annualized)	17.00%	16.36%	19.59%
Life* (cumulative)	18.01%	17.33%	20.77%
*since 4/10/12

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Fallen Angel High Yield Bond ETF (ANGL) was 4/10/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/10/12) to the first day of secondary market trading in shares of the Fund (4/11/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.48% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or

13

FALLEN ANGEL HIGH YIELD BOND ETF (ANGL)

PERFORMANCE COMPARISON

(unaudited) (continued)

promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch US Fallen Angel High Yield Index (H0FA) is comprised of below investment grade corporate bonds denominated in U.S. dollars that were rated investment grade at the time of issuance.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Fallen Angel High Yield Bond ETF (ANGL)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for ANGL is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 11, 2012* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	1	0.4%
Greater than or Equal to 2.5% And Less Than 3.0%	2	0.8%
Greater than or Equal to 2.0% And Less Than 2.5%	8	3.1%
Greater than or Equal to 1.5% And Less Than 2.0%	16	6.1%
Greater than or Equal to 1.0% And Less Than 1.5%	23	8.8%
Greater than or Equal to 0.5% And Less Than 1.0%	42	16.0%
Greater than or Equal to 0.0% And Less Than 0.5%	98	37.3%
Greater than or Equal to -0.5% And Less Than 0.0%	53	20.2%
Greater than or Equal to -1.0% And Less Than -0.5%	17	6.5%
Greater than or Equal to -1.5% And Less Than -1.0%	2	0.8%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%
	262	100.0%

*	First day of secondary market trading.
14

INTERNATIONAL HIGH YIELD BOND ETF (IHY)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
	Share Price[1]	NAV	HXUS[2]
One Year	15.44%	16.01%	16.93%
Life* (annualized)	15.03%	14.66%	15.68%
Life* (cumulative)	16.27%	15.87%	16.98%
*since 4/2/12

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors International High Yield Bond ETF was 4/2/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/2/12) to the first day of secondary market trading in shares of the Fund (4/3/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.52%/ Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

15

INTERNATIONAL HIGH YIELD BOND ETF (IHY)

PERFORMANCE COMPARISON

(unaudited) (continued)

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “Bank of America Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index (HXUS) tracks the performance of below investment grade debt issued by corporations located throughout the world (which may include emerging market countries) excluding the United States denominated in Euros, U.S. dollars, Canadian dollars or pound sterling issued in the major domestic or eurobond markets.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

International High Yield Bond ETF (IHY)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for IHY is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 3, 2012* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	8	3.0%
Greater than or Equal to 2.5% And Less Than 3.0%	2	0.7%
Greater than or Equal to 2.0% And Less Than 2.5%	5	1.9%
Greater than or Equal to 1.5% And Less Than 2.0%	16	5.9%
Greater than or Equal to 1.0% And Less Than 1.5%	43	16.0%
Greater than or Equal to 0.5% And Less Than 1.0%	103	38.4%
Greater than or Equal to 0.0% And Less Than 0.5%	62	23.0%
Greater than or Equal to -0.5% And Less Than 0.0%	13	4.8%
Greater than or Equal to -1.0% And Less Than -0.5%	15	5.6%
Greater than or Equal to -1.5% And Less Than -1.0%	2	0.7%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%
	269	100.0%

*	First day of secondary market trading.
16

INVESTMENT GRADE FLOATING RATE ETF (FLTR)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
	Share Price[1]	NAV	MVFLTR[2]
One Year	5.52%	3.82%	4.20%
Life* (annualized)	1.24%	1.17%	1.66%
Life* (cumulative)	2.51%	2.37%	3.38%
*since 4/25/11

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Investment Grade Floating Rate ETF (FLTR) was 4/25/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/25/11) to the first day of secondary market trading in shares of the Fund (4/26/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.48% / Net Expense Ratio 0.19%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.19% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

17

INVESTMENT GRADE FLOATING RATE ETF (FLTR)

PERFORMANCE COMPARISON
(unaudited) (continued)

Market Vectors Investment Grade Floating Rate Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Investment Grade Floating Rate ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® Investment Grade Floating Rate Index (MVFLTR) is comprised of U.S. dollar-denominated floating rate notes issued by corporate issuers or similar commercial entities that are public reporting companies in the U.S. and rated investment grade by at least one of three rating services: Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch International Rating Agency (“Fitch”). Investment grade securities are those rated Baa3 or higher by Moody’s or rated BBB- or higher by S&P or Fitch.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Investment Grade Floating Rate ETF (FLTR)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for FLTR is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 26, 2011* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	8	1.6%
Greater than or Equal to 0.5% And Less Than 1.0%	52	10.3%
Greater than or Equal to 0.0% And Less Than 0.5%	156	30.7%
Greater than or Equal to -0.5% And Less Than 0.0%	57	11.3%
Greater than or Equal to -1.0% And Less Than -0.5%	59	11.7%
Greater than or Equal to -1.5% And Less Than -1.0%	83	16.4%
Greater than or Equal to -2.0% And Less Than -1.5%	52	10.3%
Greater than or Equal to -2.5% And Less Than -2.0%	33	6.5%
Greater than or Equal to -3.0% And Less Than -2.5%	5	1.0%
Less Than -3.0%	1	0.2%
	506	100.0%

*	First day of secondary market trading.
18

LATAM AGGREGATE BOND ETF (BONO)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
	Share Price[1]	NAV	LATS[2]
One Year	9.99%	9.25%	11.81%
Life* (annualized)	7.87%	7.72%	10.64%
Life* (cumulative)	16.11%	15.80%	22.07%
*since 5/11/11

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors LatAm Aggregate Bond ETF was 5/11/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/11/11) to the first day of secondary market trading in shares of the Fund (5/12/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.26% / Net Expense Ratio 0.49%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

19

LATAM AGGREGATE BOND ETF (BONO)

PERFORMANCE COMPARISON

(unaudited) (continued)

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “Bank of America Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch Broad Latin America Bond Index (LATS) is composed of external and local currency Latin American sovereign debt and the external debt of non-sovereign Latin American issuers denominated in USD or Euros.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

LatAm Aggregate Bond ETF (BONO)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for BONO is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	May 12, 2011* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	6	1.2%
Greater than or Equal to 2.5% And Less Than 3.0%	5	1.0%
Greater than or Equal to 2.0% And Less Than 2.5%	10	2.0%
Greater than or Equal to 1.5% And Less Than 2.0%	16	3.2%
Greater than or Equal to 1.0% And Less Than 1.5%	41	8.3%
Greater than or Equal to 0.5% And Less Than 1.0%	81	16.4%
Greater than or Equal to 0.0% And Less Than 0.5%	101	20.6%
Greater than or Equal to -0.5% And Less Than 0.0%	85	17.2%
Greater than or Equal to -1.0% And Less Than -0.5%	85	17.2%
Greater than or Equal to -1.5% And Less Than -1.0%	45	9.1%
Greater than or Equal to -2.0% And Less Than -1.5%	12	2.4%
Greater than or Equal to -2.5% And Less Than -2.0%	7	1.4%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%
	494	100.0%

*	First day of secondary market trading.
20

MORTGAGE REIT INCOME ETF (MORT)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
	Share Price[1]	NAV	MVMORTTR[2]
One Year	28.60%	28.75%	24.69%
Life* (annualized)	23.29%	23.18%	19.12%
Life* (cumulative)	42.95%	42.75%	34.80%
*since 8/16/11

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Mortgage REIT Income ETF was 8/16/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/16/11) to the first day of secondary market trading in shares of the Fund (8/17/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.58% / Net Expense Ratio 0.41%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

21

MORTGAGE REIT INCOME ETF (MORT)

PERFORMANCE COMPARISON

(unaudited) (continued)

Market Vectors Global Mortgage REITs Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Mortgage REIT Income ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® Global Mortgage REITs Index (MVMORTTR) is a rules-based index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. mortgage REITs that derive at least 50% of their revenues from mortgage-related activity.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Mortgage REIT ETF (MORT)
 Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for MORT is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	August 17, 2011* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	1	0.2%
Greater than or Equal to 1.0% And Less Than 1.5%	3	0.7%
Greater than or Equal to 0.5% And Less Than 1.0%	10	2.3%
Greater than or Equal to 0.0% And Less Than 0.5%	327	76.7%
Greater than or Equal to -0.5% And Less Than 0.0%	77	18.0%
Greater than or Equal to -1.0% And Less Than -0.5%	7	1.6%
Greater than or Equal to -1.5% And Less Than -1.0%	2	0.5%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%
	427	100.0%

*	First day of secondary market trading.
22

PREFERRED SECURITIES EX FINANCIALS ETF (PFXF)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
	Share Price[1]	NAV	WHPSL[2]
Life* (cumulative)	7.53%	7.38%	7.59%
*since 7/16/12

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Preferred Securities ex Financials ETF was 7/16/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/16/12) to the first day of secondary market trading in shares of the Fund (7/17/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.51% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

23

PREFERRED SECURITIES EX FINANCIALS ETF (PFXF)

PERFORMANCE COMPARISON

(unaudited) (continued)

The Fund is not issued, sponsored, endorsed or advised by Wells Fargo & Company, Wells Fargo Securities, LLC or their subsidiaries and affiliates (collectively, “Wells Fargo”). Wells Fargo makes no representation or warranty, express or implied, to the Fund’s investors or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Wells Fargo or the Index to track financial instruments comprising the Index or any trading market. Wells Fargo’s only relationship to the Adviser is the licensing of certain trademarks and trade names of Wells Fargo and of the data supplied by Wells Fargo that is determined, composed and calculated by Wells Fargo or a third party index calculator, without regard to the Fund or its shareholders. Wells Fargo has no obligation to take the needs of the Fund or the Fund’s shareholders into consideration when determining, composing or calculating the data. Wells Fargo has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) is designed to track the performance of convertible or exchangeable and non-convertible preferred securities listed on U.S. exchanges.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Preferred Securities ex Financials ETF (PFXF)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for PFXF is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	July 17, 2012* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	0	0.0%
Greater than or Equal to 0.5% And Less Than 1.0%	8	4.1%
Greater than or Equal to 0.0% And Less Than 0.5%	179	90.8%
Greater than or Equal to -0.5% And Less Than 0.0%	10	5.1%
Greater than or Equal to -1.0% And Less Than -0.5%	0	0.0%
Greater than or Equal to -1.5% And Less Than -1.0%	0	0.0%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%
	197	100.0%

*	First day of secondary market trading.
24

RENMINBI BOND ETF (CHLC)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
	Share Price[1]	NAV	MVCHLC[2]
One Year	2.71%	5.61%	6.36%
Life* (annualized)	4.50%	5.97%	5.92%
Life* (cumulative)	7.07%	9.42%	9.34%
*since 10/11/11

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Renminbi Bond ETF was 10/11/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/11/11) to the first day of secondary market trading in shares of the Fund (10/12/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 2.42% / Net Expense Ratio 0.39%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

25

RENMINBI BOND ETF (CHLC)

PERFORMANCE COMPARISON

(unaudited) (continued)

Market Vectors Renminbi Bond Index is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Renminbi Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® Renminbi Bond Index (MVCHLC) is designed to track the performance of fixed-rate, Chinese Renminbi (“RMB”)-denominated bonds that are available to market participants outside of mainland China issued by Chinese or non-Chinese corporate, governmental, quasi-governmental or supranational issuers (“RMB Bonds”).

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Renminbi Bond ETF (CHLC)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for CHLC is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	October 12, 2011* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	14	3.6%
Greater than or Equal to 2.5% And Less Than 3.0%	21	5.5%
Greater than or Equal to 2.0% And Less Than 2.5%	20	5.2%
Greater than or Equal to 1.5% And Less Than 2.0%	16	4.2%
Greater than or Equal to 1.0% And Less Than 1.5%	44	11.4%
Greater than or Equal to 0.5% And Less Than 1.0%	67	17.3%
Greater than or Equal to 0.0% And Less Than 0.5%	11	2.9%
Greater than or Equal to -0.5% And Less Than 0.0%	13	3.4%
Greater than or Equal to -1.0% And Less Than -0.5%	61	15.8%
Greater than or Equal to -1.5% And Less Than -1.0%	62	16.1%
Greater than or Equal to -2.0% And Less Than -1.5%	43	11.2%
Greater than or Equal to -2.5% And Less Than -2.0%	13	3.4%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%
	385	100.0%

*	First day of secondary market trading.
26

TREASURY-HEDGED HIGH YIELD BOND ETF (THHY)

PERFORMANCE COMPARISON

April 30, 2013 (unaudited)

	Total Return
Total Return	Share Price[1]	NAV	MVTHHY[2]
Life* (cumulative)	1.12%	1.36%	1.40%
*since 3/21/13

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Treasury-Hedged High Yield Bond ETF (THHY) was 3/21/13.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (3/21/13) to the first day of secondary market trading in shares of the Fund (3/22/13), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 4.53% / Net Expense Ratio 1.54%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, interest on securities sold short, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets per year until at least September 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

27

TREASURY-HEDGED HIGH YIELD BOND ETF (THHY)

PERFORMANCE COMPARISON

(unaudited) (continued)

Market Vectors US Treasury-Hedged High Yield Bond Index is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Treasury-Hedged High Yield Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Treasury-Hedged High Yield Bond Index (MVTHHY) is comprised of long positions in below-investment grade corporate bonds, denominated in U.S. dollars, and an equivalent amount of short positions in Treasury notes and bonds.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Treasury-Hedged High Yield Bond ETF (THHY)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for THHY is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	March 22, 2013* through April 30, 2013
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	1	3.7%
Greater than or Equal to 0.5% And Less Than 1.0%	14	51.9%
Greater than or Equal to 0.0% And Less Than 0.5%	8	29.6%
Greater than or Equal to -0.5% And Less Than 0.0%	4	14.8%
Greater than or Equal to -1.0% And Less Than -0.5%	0	0.0%
Greater than or Equal to -1.5% And Less Than -1.0%	0	0.0%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%
	27	100.0%

* First day of secondary market trading.

28

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2012 to April 30, 2013.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio During Period	Expenses Paid During the Period November 1, 2012- April 30, 2013
BDC Income ETF***
Actual	$1,000.00	$1,047.90	0.40%	$0.88
Hypothetical**	$1,000.00	$1,009.83	0.40%	$0.86
Emerging Markets High Yield Bond ETF*
Actual	$1,000.00	$1,056.90	0.40%	$2.04
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01
Emerging Markets Local Currency Bond ETF*
Actual	$1,000.00	$1,065.70	0.49%	$2.53
Hypothetical**	$1,000.00	$1,022.34	0.49%	$2.48
Fallen Angel High Yield Bond ETF*
Actual	$1,000.00	$1,060.00	0.40%	$2.04
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01
International High Yield Bond ETF*
Actual	$1,000.00	$1,080.50	0.40%	$2.06
Hypothetical**	$1,000.00	$1,022.82	0.40%	$2.00
Investment Grade Floating Rate ETF*
Actual	$1,000.00	$1,013.20	0.19%	$0.95
Hypothetical**	$1,000.00	$1,023.85	0.19%	$0.95
LatAm Aggregate Bond ETF*
Actual	$1,000.00	$1,055.50	0.49%	$2.48
Hypothetical**	$1,000.00	$1,022.38	0.49%	$2.44
29

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio During Period	Expenses Paid During the Period November 1, 2012- April 30, 2013
Mortgage REIT Income ETF*
Actual	$1,000.00	$1,153.40	0.41%	$2.21
Hypothetical**	$1,000.00	$1,022.74	0.41%	$2.08
Preferred Securities ex Financials ETF*
Actual	$1,000.00	$1,033.80	0.40%	$2.02
Hypothetical**	$1,000.00	$1,022.80	0.40%	$2.01
Renminbi Bond ETF*
Actual	$1,000.00	$1,035.70	0.39%	$1.97
Hypothetical**	$1,000.00	$1,022.86	0.39%	$1.96
Treasury-Hedged High Yield Bond ETF****
Actual	$1,000.00	$1,013.60	1.54%	$1.70
Hypothetical**	$1,000.00	$1,003.79	1.54%	$1.69

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended April 30, 2013) multiplied by the average account value over the period, multiplied by 181 and divided by 365 (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
***	Expenses are equal to the Fund’s annualized expense ratio (for the period from February 11, 2013 to April 30, 2013) multiplied by the average account value over the period, multiplied by 78 and divided by 365 (to reflect the one-half year period).
****	Expenses are equal to the Fund’s annualized expense ratio (for the period from March 21, 2013 to April 30, 2013) multiplied by the average account value over the period, multiplied by 40 and divided by 365 (to reflect the one-half year period).
30

BDC INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Number
of Shares		Value

COMMON STOCKS: 100.1%
Finance-Commercial: 0.9%
6,877	Horizon Technology Finance Corp.	$101,023
Investment Companies: 78.1%
72,030	Apollo Investment Corp.	634,584
86,513	Ares Capital Corp.	1,571,076
49,042	BlackRock Kelso Capital Corp.	487,968
52,678	Fifth Street Finance Corp.	581,565
16,155	Gladstone Capital Corp.	149,757
22,148	Golub Capital BDC, Inc.	390,469
20,361	KCAP Financial, Inc.	220,306
17,280	Main Street Capital Corp.	519,437
53,785	MCG Capital Corp.	276,455
15,256	Medallion Financial Corp.	227,925
18,201	MVC Capital, Inc.	236,431
28,881	New Mountain Finance Corp.	440,147
17,162	NGP Capital Resources Co.	114,299
43,360	PennantPark Investment Corp.	507,312
69,676	Prospect Capital Corp.	768,526
21,525	Solar Capital Ltd.	515,093
8,371	Solar Senior Capital Ltd.	160,472
17,824	THL Credit, Inc.	274,133
33,905	TICC Capital Corp.	344,814
17,010	Triangle Capital Corp.	475,770
		8,896,539
Private Equity: 15.7%
107,997	American Capital Ltd. *	1,633,995
21,696	Gladstone Investment Corp.	161,418
		1,795,413
Number
of Value		Shares

Venture Capital: 5.4%
24,368	Harris & Harris Group, Inc. *	80,414
40,324	Hercules Technology Growth Capital, Inc.	536,309
		616,723
Total Common Stocks (Cost: $11,100,146)		11,409,698
Liabilities in excess of other assets: (0.1)%		(11,488)
NET ASSETS: 100.0%		$11,398,210

*	Non-income producing

	% of
Summary of Investments by Sector (unaudited)	Investments	Value
Finance - Commercial	0.9%	$101,023
Investment Companies	78.0	8,896,539
Private Equity	15.7	1,795,413
Venture Capital	5.4	616,723
	100.0%	$11,409,698

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$11,409,698	$-	$-	$11,409,698

*	See Schedule of Investments for security type and industry sector breakouts.

See Notes to Financial Statements

31

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Principal
Amount			Value

CORPORATE BONDS: 92.4%
Argentina: 0.4%
		Pan American Energy LLC/Argentine Branch
USD	200,000	7.88%, 05/07/21 (c) Reg S	$196,000
	700,000	7.88%, 05/07/21 (c) 144A	686,000
			882,000
Austria: 1.3%
		OGX Austria GmbH
	650,000	8.50%, 06/01/15 (c) Reg S	411,125
	450,000	8.50%, 06/01/15 (c) 144A	284,625
	2,150,000	Sappi Papier Holding GmbH
		8.38%, 06/15/15 (c) 144A	2,416,062
			3,111,812
Azerbaijan: 0.6%
	600,000	Azerbaijan State Oil Company
		4.75%, 03/13/23 Reg S	607,012
	900,000	State Oil Co. of the Azerbaijan Republic
		5.45%, 02/09/17 Reg S	969,750
			1,576,762
Barbados: 0.5%
		Columbus International, Inc.
	425,000	11.50%, 11/20/14 (c) Reg S	474,938
	700,000	11.50%, 11/20/14 (c) 144A	782,250
			1,257,188
Bermuda: 4.3%
	300,000	Alliance Oil Co. Ltd.
		9.88%, 03/11/15 Reg S	328,125
	1,000,000	BW Group Ltd.
		6.63%, 06/28/17 Reg S	1,065,000
		China Oriental Group Co. Ltd.
	650,000	8.00%, 08/18/15 (c) Reg S	684,937
	250,000	8.00%, 08/18/15 144A	263,438
		Digicel Group Ltd.
	1,500,000	8.25%, 09/30/16 (c) 144A	1,612,500
	2,650,000	10.50%, 04/15/14 (c) Reg S	2,948,125
		Digicel Ltd.
	1,400,000	6.00%, 04/15/16 (c) 144A	1,407,000
	100,000	8.25%, 09/01/13 (c) 144A	105,750
	300,000	GeoPark Latin America Ltd., Agencia en Chile
		7.50%, 02/11/17 (c) Reg S	311,250
		Hopson Development Holdings Ltd.
	800,000	9.88%, 01/16/16 (c) Reg S	818,980
	700,000	11.75%, 01/21/14 (c)	762,625
	400,000	Pacnet Ltd.
		9.25%, 11/09/13 (c) 144A	420,500
			10,728,230
Brazil: 3.2%
	850,000	Banco BMG S.A.
		9.95%, 11/05/19 144A	809,625
	2,250,000	Banco do Brasil S.A.
		9.25%, 04/15/23 (c) Reg S	2,823,750
	2,650,000	Centrais Eletricas Brasileiras S.A.
		6.88%, 07/30/19 144A	3,047,500
	1,050,000	Hypermarcas S.A.
		6.50%, 04/20/16 (c) 144A	1,140,825
			7,821,700
Principal
Amount			Value

British Virgin Islands: 3.4%
USD	1,000,000	CITIC Resources Finance 2007 Ltd.
		6.75%, 05/15/14 (c) 144A	$1,038,125
	2,050,000	Franshion Development Ltd.
		6.75%, 04/15/21 (c) 144A	2,224,250
	1,600,000	Gold Fields Orogen Holding BVI Ltd.
		4.88%, 10/07/20 (c) 144A	1,541,432
	400,000	RKI Finance 2010 Ltd.
		9.50%, 09/21/13 (c)	429,896
	450,000	Road King 2012 Ltd.
		9.88%, 09/18/15 (c) Reg S	498,375
	850,000	Sparkle Assets Ltd.
		6.88%, 01/30/17 (c) Reg S	859,340
	1,050,000	Star Energy Geothermal Wayang Windu Ltd.
		6.13%, 03/28/17 (c) 144A	1,092,000
	750,000	Studio City Finance Ltd.
		8.50%, 12/01/15 (c) 144A	841,875
			8,525,293
Canada: 1.0%
		Pacific Rubiales Energy Corp.
	1,400,000	5.13%, 03/28/18 (c) 144A	1,449,000
	800,000	7.25%, 12/12/16 (c) 144A	916,000
			2,365,000
Cayman Islands: 15.6%
	2,200,000	Agile Property Holdings Ltd.
		8.88%, 04/28/14 (c) Reg S	2,381,500
	200,000	Central China Real Estate Ltd.
		12.25%, 10/20/13 (c) Reg S	219,990
	400,000	China SCE Property Holdings Ltd.
		11.50%, 11/14/15 (c) Reg S	447,018
		China Shanshui Cement Group Ltd.
	850,000	10.50%, 04/27/15 (c) Reg S	966,875
	200,000	10.50%, 04/27/15 (c) 144A	227,500
	3,700,000	Country Garden Holdings Co. Ltd.
		11.13%, 02/23/15 (c) Reg S	4,264,250
		Dar Al-Arkan International Sukuk Co. II
	100,000	10.75%, 02/18/15 Reg S	111,000
	100,000	10.75%, 02/18/15 144A	111,000
	1,250,000	Emaar Sukuk Ltd.
		6.40%, 07/18/19 Reg S	1,409,375
	2,075,000	Evergrande Real Estate Group Ltd.
		13.00%, 01/27/15 (c) Reg S	2,272,125
		Fibria Overseas Finance Ltd.
	650,000	6.75%, 03/03/16 (c) Reg S	732,062
	550,000	7.50%, 05/04/15 (c) 144A	628,375
	300,000	Fufeng Group Ltd.
		7.63%, 04/13/14 (c) Reg S	309,750
	600,000	Global A&T Electronics Ltd.
		10.00%, 02/01/16 (c) 144A	655,500
	200,000	Glorious Property Holdings Ltd.
		13.25%, 03/04/16 (c) Reg S	202,432
	1,050,000	Industrial Senior Trust
		5.50%, 11/01/22 144A	1,055,250

See Notes to Financial Statements

32

Principal
Amount			Value

Cayman Islands: (continued)
		Jafz Sukuk Ltd.
USD	300,000	7.00%, 06/19/19 Reg S	$343,500
	1,600,000	7.00%, 06/19/19 Reg S	1,832,000
	1,150,000	JBS Finance II Ltd.
		8.25%, 01/29/15 (c) 144A	1,253,500
		Kaisa Group Holdings Ltd.
	2,000,000	10.25%, 01/08/17 (c) Reg S	2,209,038
	79,000	13.50%, 05/22/13 (c) Reg S	84,633
	1,600,000	KWG Property Holding Ltd.
		12.75%, 03/30/14 (c) Reg S	1,813,418
		Longfor Properties Co. Ltd.
	350,000	6.75%, 01/29/18 (c) Reg S	356,160
	1,400,000	9.50%, 04/07/14 (c) Reg S	1,537,375
	650,000	9.50%, 04/07/14 (c) 144A	713,781
	2,150,000	Marfrig Overseas Ltd.
		9.50%, 05/04/15 (c) 144A	1,978,000
	1,750,000	MCE Finance Ltd.
		5.00%, 02/15/16 (c) Reg S	1,778,437
	750,000	MIE Holdings Corp.
		9.75%, 05/12/14 (c) Reg S	817,500
	200,000	Mongolian Mining Corp.
		8.88%, 03/29/15 (c) Reg S	205,760
	1,000,000	Nile Finance Ltd.
		5.25%, 08/05/15 Reg S	947,500
	400,000	Shelf Drilling Holdings Ltd.
		8.63%, 05/01/15 (c) 144A	430,000
		Shimao Property Holdings Ltd.
	1,775,000	6.63%, 01/14/17 (c) Reg S	1,778,163
	100,000	8.00%, 12/01/13 (c) Reg S	104,750
	950,000	9.65%, 08/03/14 (c) Reg S	1,052,299
		SOHO China Ltd.
	800,000	5.75%, 11/07/15 (c) Reg S	812,032
	400,000	7.13%, 11/07/17 (c) Reg S	403,299
	400,000	Sunac China Holdings Ltd.
		12.50%, 10/16/15 (c) Reg S	463,997
	1,400,000	TAM Capital 3, Inc.
		8.38%, 06/03/16 (c) 144A	1,568,000
			38,477,144
Chile: 0.7%
	1,000,000	Automotores Gildemeister S.A.
		8.25%, 05/24/16 (c) 144A	1,090,000
	250,000	CorpGroup Banking S.A.
		6.75%, 03/15/23 (c) 144A	265,938
	436,206	Inversiones Alsacia S.A.
		8.00%, 02/18/15 (c) Reg S	368,594
			1,724,532
China / Hong Kong: 2.2%
	200,000	Bank of East Asia Ltd.
		8.50%, 11/05/19 (c)	231,136
	1,050,000	China Resources Power East Foundation Co. Ltd.
		7.25%, 05/09/16 (c)	1,107,407
		CITIC Pacific Ltd.
	1,400,000	6.80%, 01/17/23 Reg S	1,419,008
	2,500,000	6.88%, 01/21/18 Reg S	2,694,662
			5,452,213
Principal
Amount			Value

Colombia: 2.9%
USD	1,800,000	Banco Davivienda S.A.
		5.88%, 07/09/22 144A	$1,903,500
	2,200,000	Bancolombia S.A.
		6.13%, 07/26/20	2,420,000
	1,800,000	Colombia Telecomunicaciones S.A. E.S.P.
		5.38%, 09/27/17 (c) 144A	1,809,000
	850,000	Transportadora de Gas Internacional S.A. E.S.P.
		5.70%, 03/20/17 (c) Reg S	941,375
			7,073,875
Costa Rica: 0.6%
	1,400,000	Instituto Costarricense de Electricidad
		6.95%, 11/10/21 (c) 144A	1,606,500
Dominican Republic: 0.7%
	1,600,000	Aeropuertos Dominicanos Siglo XXI S.A.
		9.25%, 11/13/15 (c) Reg S	1,744,000
Georgia: 0.4%
	800,000	Georgian Railway JSC
		7.75%, 07/11/22 144A	934,000
India: 0.8%
		ICICI Bank Ltd.
	1,100,000	6.38%, 04/30/17 (c) Reg S	1,141,250
	700,000	6.38%, 04/30/17 (c) 144A	726,250
			1,867,500
Indonesia: 2.0%
	1,275,000	Adaro Indonesia PT
		7.63%, 10/22/14 (c) 144A	1,396,061
		Gajah Tunggal Tbk PT
	500,000	7.75%, 02/06/16 (c) Reg S	541,250
	250,000	7.75%, 02/06/16 (c) 144A	270,625
	2,500,000	Perusahaan Listrik Negara PT
		5.50%, 11/22/21 Reg S	2,787,500
			4,995,436
Ireland: 5.7%
	3,100,000	Alfa Bank OJSC
		7.88%, 09/25/17 Reg S	3,518,810
	400,000	Bank of Moscow
		6.70%, 03/11/15 Reg S	425,920
		EuroChem Mineral & Chemical Co. OJSC
	200,000	5.13%, 12/12/17 Reg S	205,800
	400,000	5.13%, 12/12/17 144A	411,600
	850,000	Gazprombank OJSC
		7.25%, 05/03/19 Reg S	921,825
	1,750,000	MTS International Funding Ltd.
		8.63%, 06/22/20 144A	2,209,375
	300,000	Nomos Bank
		8.75%, 10/21/15	321,375
		Nomos Bank
	200,000	7.25%, 04/25/18 144A	203,966
	200,000	10.00%, 04/26/19 144A	214,750
	450,000	Raspadskaya OJSC
		7.75%, 04/27/17 144A	478,688

See Notes to Financial Statements

33

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

Ireland: (continued)
		SCF Capital Ltd.
USD	200,000	5.38%, 10/27/17 Reg S	$207,250
	200,000	5.38%, 10/27/17 144A	207,250
	1,600,000	Sibur Securities Ltd.
		3.91%, 01/31/18 144A	1,580,400
		Vimpel Communications
	200,000	7.75%, 02/02/21 Reg S	229,250
	200,000	7.75%, 02/02/21 144A	229,250
	1,400,000	9.13%, 04/30/18 144A	1,688,260
	800,000	9.13%, 04/30/18 Reg S	964,720
			14,018,489
Israel: 1.4%
		Israel Electric Corp. Ltd.
	550,000	7.25%, 01/15/19 (c) Reg S	642,890
	2,400,000	7.25%, 01/15/19 (c) 144A	2,805,336
			3,448,226
Kazakhstan: 1.8%
	1,435,000	Alliance Bank JSC
		10.50%, 03/25/17 Reg S	1,393,744
	250,000	ATF Bank JSC
		9.00%, 05/11/16 Reg S	239,713
		Halyk Savings Bank of Kazakhstan JSC
	100,000	7.25%, 05/03/17 Reg S	108,500
	1,800,000	7.25%, 05/03/17 144A	1,953,000
	100,000	9.25%, 10/16/13 Reg S	102,900
	650,000	Kazkommertsbank JSC
		7.50%, 11/29/16 Reg S	643,793
			4,441,650
Luxembourg: 8.4%
		ALROSA Finance S.A.
	950,000	7.75%, 11/03/20 Reg S	1,109,030
	600,000	7.75%, 11/03/20 144A	700,440
	1,600,000	Altice Financing S.A.
		7.88%, 12/15/15 (c) 144A	1,776,000
		Evraz Group S.A.
	1,050,000	7.40%, 04/24/17 (c) Reg S	1,113,000
	1,575,000	7.40%, 04/24/17 (c) 144A	1,669,500
	200,000	Home Credit & Finance Bank
		9.38%, 04/24/18 (c) 144A	217,500
		MHP S.A.
	200,000	8.25%, 04/02/20 144A	198,496
	100,000	10.25%, 04/29/15 (c) Reg S	106,878
	275,000	10.25%, 04/29/15 (c) 144A	293,915
	200,000	Minerva Luxembourg S.A.
		7.75%, 01/31/18 (c) 144A	214,040
	1,000,000	MOL Group Finance S.A.
		6.25%, 09/26/19 Reg S	1,045,000
	200,000	OJSC Promsvyazbank
		8.50%, 04/25/17 Reg S	215,000
		Promsvyazbank OJSC
	200,000	6.20%, 04/25/14 Reg S	204,500
	200,000	6.20%, 04/25/14 144A	204,346
	600,000	8.50%, 04/25/17 144A	641,838
	1,400,000	Russian Standard Bank
		9.25%, 07/11/15 (p) Reg S	1,526,280

Principal
Amount			Value

Luxembourg: (continued)
		Severstal OAO
USD	1,650,000	5.90%, 10/17/22 144A	$1,642,080
	100,000	6.70%, 10/25/17 Reg S	108,125
	1,000,000	6.70%, 10/25/17 144A	1,081,250
	450,000	TMK OAO
		7.75%, 01/27/18 Reg S	478,125
	2,400,000	Vimpel Communications OJSC
		8.25%, 05/23/16 144A	2,703,120
	600,000	Virgolino de Oliveira Finance Ltd.
		10.50%, 01/28/15 (c) 144A	612,000
	2,750,000	Yapi ve Kredi Bankasi
		5.19%, 10/13/15 Reg S	2,894,375
			20,754,838
Mexico: 2.9%
		Axtel SAB de C.V.
MXN	171,000	7.00%, 01/31/16 (c) # 144A	22,938
USD	800,000	7.00%, 01/31/16 (c) 144A	728,000
		Cemex S.A.B. de C.V.
	150,000	9.00%, 01/11/15 (c) Reg S	164,250
	1,050,000	9.00%, 01/11/15 (c) 144A	1,149,750
	200,000	9.50%, 06/15/16 (c) 144A	229,000
	1,125,000	Desarrolladora Homex S.A.B. de C.V.
		9.75%, 03/25/16 (c) 144A	691,875
	1,800,000	Empresas ICA S.A.B. de C.V.
		8.90%, 02/04/16 (c) Reg S	1,764,000
	2,050,000	Grupo Elektra S.A. de C.V.
		7.25%, 08/06/15 (c) Reg S	2,160,187
	200,000	Grupo KUO S.A.B. de C.V.
		6.25%, 12/04/17 (c) 144A	217,500
	200,000	Urbi Desarrollos Urbanos S.A.B. de C.V.
		9.50%, 01/21/15 (c) Reg S	63,000
			7,190,500
Netherlands: 6.3%
		Access Finance B.V.
	200,000	7.25%, 07/25/17 Reg S	213,451
	200,000	7.25%, 07/25/17 144A	213,451
	700,000	Arcos Dorados B.V.
		7.50%, 10/01/14 (c) 144A	770,910
	1,800,000	Bharti Airtel International Netherlands B.V.
		5.13%, 03/11/23 (c) 144A	1,858,680
	400,000	DTEK Finance B.V.
		9.50%, 04/28/15 (c) Reg S	420,500
	450,000	GTB Finance B.V.
		7.50%, 05/19/16 Reg S	483,975
	2,050,000	Indo Energy Finance II B.V.
		6.38%, 01/24/18 (c) 144A	2,093,460
	100,000	Indosat Palapa Co. B.V.
		7.38%, 07/29/15 (c) 144A	112,750
	650,000	Intergas Finance B.V.
		6.38%, 05/14/17 Reg S	732,875
		Majapahit Holding B.V.
	175,000	7.75%, 01/20/20 Reg S	219,188
	925,000	7.75%, 01/20/20 144A	1,158,562
	3,400,000	8.00%, 08/07/19 Reg S	4,275,500

See Notes to Financial Statements

34

Principal
Amount			Value

Netherlands: (continued)
		Metinvest B.V.
USD	300,000	8.75%, 02/14/18 Reg S	$307,500
	1,575,000	8.75%, 02/14/18 144A	1,614,375
	700,000	VimpelCom Holdings B.V.
		7.50%, 03/01/22 Reg S	792,750
	300,000	WPE International Cooperatief UA
		10.38%, 09/30/15 (c) Reg S	277,500
			15,545,427
Paraguay: 0.3%
	600,000	Telefonica Celular del Paraguay S.A.
		6.75%, 12/13/17 (c) 144A	655,500
Peru: 0.2%
	400,000	Corp Lindley S.A.
		4.63%, 04/12/23 (c) 144A	407,000
Philippines: 2.1%
	300,000	BDO Unibank, Inc.
		4.50%, 02/16/17 Reg S	312,755
	300,000	Development Bank of Philippines
		5.50%, 03/25/21	341,734
		Power Sector Assets & Liabilities Management Corp.
	200,000	6.88%, 11/02/16 Reg S	234,000
	2,900,000	7.25%, 05/27/19 Reg S	3,672,125
	500,000	7.39%, 12/02/24 Reg S	683,750
			5,244,364
Singapore: 2.2%
	350,000	Bakrie Telecom Pte. Ltd.
		11.50%, 06/03/13 (c) Reg S	121,625
		Berau Capital Resources Pte Ltd.
	200,000	12.50%, 07/08/13 (c) Reg S	214,000
	1,050,000	12.50%, 07/08/13 (c) 144A	1,123,500
	700,000	Bumi Investment Pte Ltd.
		10.75%, 10/06/14 (c) 144A	570,500
	1,250,000	Flextronics International Ltd.
		5.00%, 02/15/23 (c) 144A	1,281,250
	1,318,000	STATS ChipPAC Ltd.
		4.50%, 03/20/16 (c) 144A	1,342,712
		Yanlord Land Group Ltd.
	500,000	10.63%, 03/29/15 (c) Reg S	573,750
	200,000	10.63%, 03/29/15 (c) 144A	229,500
			5,456,837
South Korea: 0.4%
		Woori Bank Co. Ltd.
	350,000	6.21%, 05/02/17 (c) Reg S	380,625
	650,000	6.21%, 05/02/17 (c) 144A	706,875
			1,087,500
Spain: 1.9%
		Cemex Espana Luxembourg
	400,000	9.25%, 05/12/15 (c) Reg S	442,000
	150,000	9.88%, 04/30/16 (c) Reg S	172,500
	3,600,000	9.88%, 04/30/16 (c) 144A	4,140,000
			4,754,500
Sri Lanka: 0.3%
	750,000	Bank of Ceylon
		6.88%, 05/03/17 Reg S	800,437

Principal
Amount			Value

Sweden: 0.3%
USD	700,000	Eileme 2 A.B.
		11.63%, 01/31/16 (c) Reg S	$838,250
Turkey: 2.2%
	800,000	FinansBank A.S.
		5.15%, 11/01/17 Reg S	842,000
	1,600,000	Tupras Turkiye Petrol Rafinerileri A.S.
		4.13%, 05/02/18 144A	1,645,536
	600,000	Turkiye Is Bankasi
		6.00%, 10/24/22 144A	658,500
	500,000	Turkiye Is Bankasi S.A.
		6.00%, 10/24/22 Reg S	548,750
	1,000,000	Turkiye Vakiflar Bankasi
		6.00%, 11/01/22 Reg S	1,061,250
	400,000	Turkiye Vakiflar Bankasi Tao
		6.00%, 11/01/22 144A	424,500
	200,000	Yapi ve Kredi Bankasi A.S.
		5.50%, 12/06/22 144A	207,750
			5,388,286
Ukraine: 0.7%
	1,725,000	National JSC Naftogaz of Ukraine
		9.50%, 09/30/14	1,797,622
United Arab Emirates: 0.0%
	100,000	Dubai Electricity & Water Authority
		8.50%, 04/22/15 Reg S	112,750
United Kingdom: 4.7%
		Atlantic Finance Ltd.
	325,000	10.75%, 05/27/14 Reg S	355,063
	1,725,000	10.75%, 05/27/14 144A	1,870,440
	400,000	Ferrexpo Finance Plc
		7.88%, 04/07/16 Reg S	399,000
	400,000	Ferrexpo UK Ltd.
		7.88%, 04/07/16 144A	399,000
	1,700,000	Oschadbank
		8.25%, 03/10/16	1,666,000
	2,200,000	Ukreximbank
		8.38%, 04/27/15 Reg S	2,199,890
		Vedanta Resources Plc
	1,975,000	8.25%, 06/07/21 144A	2,161,391
	1,050,000	9.50%, 07/18/18 (c) 144A	1,207,500
	400,000	West China Cement Ltd.
		7.50%, 01/25/14 (c) 144A	416,000
	850,000	Zhaikmunai International B.V.
		7.13%, 11/13/16 (c) 144A	924,375
			11,598,659
United States: 2.8%
		Cemex Finance, LLC
	2,000,000	9.38%, 10/12/17 (c) Reg S	2,305,000
	1,800,000	9.38%, 10/12/17 (c) 144A	2,074,500
	625,000	9.50%, 12/14/13 (c) 144A	675,000
	1,650,000	JBS USA LLC / JBS USA Finance, Inc.
		7.25%, 06/01/15 (c) 144A	1,757,250
			6,811,750

See Notes to Financial Statements

35

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

Venezuela: 7.2%
USD	700,000	CA La Electricidad de Caracas
		8.50%, 04/10/18 (c)	$595,000
		Petroleos de Venezuela S.A.
	650,000	4.90%, 10/28/14	628,225
	3,950,000	5.00%, 10/28/15	3,663,625
	5,600,000	5.25%, 04/12/17 (c) Reg S	4,886,000
	3,950,000	5.38%, 04/12/27 (c) Reg S	2,784,750
	500,000	5.50%, 04/12/37 (c) Reg S	342,500
	200,000	8.50%, 11/02/17 (c) Reg S	194,000
	1,925,000	8.50%, 11/02/17 (c) 144A	1,867,250
	400,000	9.00%, 11/17/21 (c) Reg S	379,000
	400,000	9.00%, 11/17/21 (c) 144A	379,000
	1,925,000	12.75%, 02/17/22 (c) 144A	2,151,187
			17,870,537
Total Corporate Bonds (Cost: $227,698,727)			228,366,307
GOVERNMENT OBLIGATIONS: 4.3%
Argentina: 1.8%
		City of Buenos Aires, Argentina
	375,000	12.50%, 04/06/15 Reg S	369,375
	800,000	12.50%, 04/06/15 144A	788,000
		Provincia de Buenos Aires, Argentina
	100,000	9.38%, 09/14/18 Reg S	71,000
	225,000	9.38%, 09/14/18 144A	159,750
	225,000	10.88%, 01/26/21 Reg S	162,000
	490,000	10.88%, 01/26/21 144A	352,800
	2,325,000	11.75%, 10/05/15 Reg S	1,999,500
		Provincia de Cordoba
	500,000	12.38%, 08/17/17 (c) Reg S	397,500
	250,000	12.38%, 08/17/17 (c) 144A	198,750
			4,498,675

Principal
Amount			Value

Hungary: 0.2%
USD	400,000	Magyar Export-Import Bank RT
		5.50%, 02/12/18 Reg S	$412,000
Mongolia: 0.4%
	1,000,000	Development Bank of Mongolia, LLC
		5.75%, 03/21/17 Reg S	1,035,893
Turkey: 0.9%
		Export Credit Bank of Turkey
	450,000	5.88%, 04/24/19 Reg S	512,438
	1,575,000	5.88%, 04/24/19 144A	1,793,531
			2,305,969
Ukraine: 1.0%
		Financing of Infrastructural Projects State Enterprise
	100,000	7.40%, 04/20/18 Reg S	95,340
	200,000	7.40%, 04/20/18 144A	191,494
	2,000,000	8.38%, 11/03/17 144A	2,030,000
			2,316,834
Total Government Obligations (Cost: $10,508,782)			10,569,371

Number of
Shares

MONEY MARKET FUND: 1.6% (Cost: $3,903,049)
	3,903,049	Dreyfus Government Cash Management Fund	3,903,049
Total Investments: 98.3% (Cost: $242,110,558)			242,838,727
Other assets less liabilities: 1.7%			4,241,047
NET ASSETS: 100.0%			$247,079,774

See Notes to Financial Statements

36

MXN	Mexican Peso
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $22,938 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $110,289,529, or 44.6% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	10.2%	$24,819,317
Communications	10.1	24,490,531
Consumer, Cyclical	3.7	9,021,284
Consumer, Non-cyclical	3.7	9,047,300
Diversified	0.1	217,500
Energy	16.5	40,156,826
Financial	30.5	74,008,770
Government	4.4	10,569,371
Industrial	10.3	25,079,059
Technology	0.6	1,342,712
Utilities	8.3	20,183,008
Money Market Fund	1.6	3,903,049
	100.0%	$242,838,727

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$-	$228,366,307	$-	$228,366,307
Government Obligations*	-	10,569,371	-	10,569,371
Money Market Fund	3,903,049	-	-	3,903,049
Total	$3,903,049	$238,935,678	$-	$242,838,727

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

37

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Principal
Amount			Value

CORPORATE BONDS: 11.1%
Brazil: 4.6%
BRL	36,474,000	Banco do Brasil S.A.
		9.75%, 07/18/17 † Reg S	$20,521,755
	23,218,000	Banco Safra Cayman Islands Ltd.
		10.88%, 04/03/17 Reg S	12,447,960
	51,934,000	Banco Safra S.A.
		10.25%, 08/08/16 Reg S	27,402,036
	9,470,000	Cia Energetica de Sao Paulo (TIPS)
		13.69%, 01/15/15 Reg S	7,254,766
	2,000,000	Concessionaria Ecovias dos Imigrantes S.A. (TIPS)
		4.28%, 12/31/24 # (a)	1,000,938
			68,627,455
Germany: 0.4%
MXN	70,670,000	Landwirtschaftliche Rentenbank
		8.50%, 02/22/16	6,566,126
Ireland: 2.4%
RUB	1,113,700,000	RusHydro JSC
		7.88%, 10/28/15	36,123,266
Netherlands: 0.2%
		Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
MXN	24,360,000	6.69%, 10/05/15 ^	1,826,910
	14,730,000	9.20%, 09/28/15	1,364,481
			3,191,391
Russia: 0.2%
RUB	105,260,000	Federal Hydrogenerating Co. JSC
		8.00%, 04/18/16 (p)	3,409,795
South Africa: 3.3%
		Eskom Holdings Ltd.
ZAR	5,350,000	7.85%, 04/02/26	624,945
	57,330,000	8.91%, 08/18/27 ^	1,945,380
	224,000,000	9.25%, 04/20/18	28,356,359
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	2,669,988
	4,500,000	10.50%, 09/17/20	601,898
	105,900,000	10.80%, 11/06/23	14,836,516
			49,035,086
Total Corporate Bonds (Cost: $173,731,679)			166,953,119
GOVERNMENT OBLIGATIONS: 84.8%
Brazil: 5.0%
		Brazilian Government International Bonds
BRL	3,450,000	8.50%, 01/05/24	1,929,032
	7,230,000	10.25%, 01/10/28	4,528,920
	2,860,000	12.50%, 01/05/22	1,973,893
		Letra do Tesouro Nacional
	5,100,000	2.46%, 04/01/14 ^	2,374,287
	7,760,000	3.05%, 01/01/14 ^	3,683,425
	4,200,000	5.93%, 07/01/14 ^	1,917,023
	3,400,000	6.66%, 07/01/16 ^	1,298,844
	24,200,000	7.35%, 01/01/15 ^	10,572,138
	28,300,000	7.65%, 01/01/16 ^	11,303,808
	19,300,000	7.96%, 04/01/15 ^	8,253,257
Principal
Amount			Value

Brazil: (continued)
BRL		Nota do Tesouro Nacional, Series F
	13,300,000	10.00%, 01/01/14	$6,734,753
	4,000,000	10.00%, 01/01/15	2,054,957
	17,000,000	10.00%, 01/01/17 (b)	8,800,385
	3,100,000	10.00%, 01/01/18	1,609,781
	9,500,000	10.00%, 01/01/21	4,909,614
	5,700,000	10.00%, 01/01/23	2,928,533
			74,872,650
Chile: 2.8%
CLP	18,949,000,000	Chilean Government International Bond
		5.50%, 08/05/20	42,833,180
Colombia: 3.1%
		Colombian Government International Bonds
COP	6,419,000,000	4.38%, 12/21/22 (c)	3,567,371
	23,487,000,000	7.75%, 04/14/21	16,183,384
	28,563,000,000	12.00%, 10/22/15	18,757,336
	10,182,000,000	Republic of Colombia
		9.85%, 06/28/27	8,694,015
			47,202,106
Hungary: 4.0%
		Hungarian Government Bonds
HUF	841,460,000	5.50%, 02/12/14	3,738,823
	1,017,570,000	6.00%, 11/24/23	4,735,266
	843,230,000	6.50%, 06/24/19	3,992,068
	609,230,000	6.75%, 08/22/14	2,767,783
	2,141,590,000	6.75%, 02/24/17 †	10,036,620
	1,427,890,000	6.75%, 11/24/17	6,748,881
	1,959,410,000	7.00%, 06/24/22	9,669,517
	92,880,000	7.50%, 10/24/13	414,550
	847,950,000	7.50%, 11/12/20	4,256,674
	1,218,200,000	7.75%, 08/24/15	5,754,415
	1,573,350,000	8.00%, 02/12/15	7,363,773
			59,478,370
Indonesia: 6.8%
		Indonesian Treasury Bonds
IDR	3,000,000,000	6.38%, 04/15/42	304,746
	33,000,000	6.63%, 05/15/33	3,479
	3,054,000,000	7.00%, 05/15/27	340,716
	11,238,000,000	8.25%, 07/15/21	1,373,532
	9,956,000,000	8.25%, 06/15/32	1,229,854
	11,049,000,000	8.38%, 09/15/26	1,374,658
	49,653,000,000	9.50%, 06/15/15	5,625,929
	25,488,000,000	9.50%, 07/15/23	3,417,253
	39,454,000,000	9.50%, 07/15/31	5,431,821
	23,692,000,000	9.75%, 05/15/37	3,377,727
	47,098,000,000	10.00%, 07/15/17	5,804,465
	35,072,000,000	10.00%, 09/15/24	4,855,938
	46,844,000,000	10.00%, 02/15/28	6,599,678
	42,728,000,000	10.25%, 07/15/22	5,879,878
	106,129,000,000	10.25%, 07/15/27	15,129,416
	67,631,000,000	10.50%, 08/15/30	10,022,431
	11,812,000,000	10.50%, 07/15/38	1,798,870
	17,628,000,000	10.75%, 05/15/16	2,130,548
	1,528,000,000	11.00%, 11/15/20	212,375
	112,288,000,000	11.00%, 09/15/25	16,546,487
	30,907,000,000	11.50%, 09/15/19	4,254,736

See Notes to Financial Statements

38

Principal
Amount			Value

Indonesia: (continued)
IDR	38,947,000,000	11.60%, 08/15/18	$5,222,792
	9,623,000,000	12.80%, 06/15/21	1,467,147
			102,404,476
Malaysia: 8.0%
		Malaysian Government Bonds
MYR	13,070,000	3.20%, 10/15/15	4,316,060
	6,782,000	3.21%, 05/31/13	2,229,361
	13,450,000	3.31%, 10/31/17	4,445,259
	14,420,000	3.42%, 08/15/22	4,748,898
	16,284,000	3.43%, 08/15/14	5,388,048
	14,348,000	3.46%, 07/31/13	4,720,754
	13,790,000	3.58%, 09/28/18	4,607,804
	4,291,000	3.70%, 05/15/13	1,410,697
	16,477,000	3.74%, 02/27/15	5,493,586
	4,067,000	3.81%, 02/15/17	1,368,018
	11,920,000	3.84%, 08/12/15	3,996,277
	4,990,000	4.01%, 09/15/17	1,695,623
	4,510,000	4.13%, 04/15/32	1,545,093
	19,120,000	4.16%, 07/15/21	6,640,041
	3,269,000	4.23%, 06/30/31	1,133,978
	20,171,000	4.24%, 02/07/18	6,928,727
	16,972,000	4.26%, 09/15/16	5,803,186
	51,615,000	4.38%, 11/29/19	18,022,838
	38,887,000	4.39%, 04/15/26	13,840,935
	57,675,000	5.73%, 07/30/19	21,519,760
			119,854,943
Mexico: 6.1%
		Mexican Government International Bonds
MXN	91,490,000	5.00%, 06/15/17	7,792,710
	20,000,000	6.00%, 06/18/15	1,716,896
	10,468,000	6.25%, 06/16/16	918,408
	45,350,000	6.50%, 06/10/21	4,272,437
	12,500,000	7.00%, 06/19/14	1,068,193
	16,100,000	7.25%, 12/15/16	1,468,102
	126,498,300	7.50%, 06/03/27	13,307,639
	2,665,600	7.75%, 12/14/17	253,022
	75,276,000	7.75%, 05/29/31	8,180,232
	43,270,000	7.75%, 11/13/42	4,851,219
	1,010,000	8.00%, 12/17/15	91,285
	32,259,900	8.00%, 06/11/20	3,260,464
	2,262,000	8.00%, 12/07/23	239,912
	24,171,700	8.50%, 12/13/18	2,417,601
	53,668,000	8.50%, 05/31/29	6,166,999
	65,513,900	8.50%, 11/18/38	7,814,254
	34,490,000	10.00%, 12/05/24	4,234,369
	177,237,000	10.00%, 11/20/36	23,862,991
			91,916,733
Nigeria: 2.8%
		Nigerian Government Bonds
NGN	2,039,030,000	7.00%, 10/23/19	10,280,325
	1,169,480,000	10.50%, 03/18/14	7,364,245
	1,563,470,000	15.10%, 04/27/17	10,934,395
	1,711,670,000	16.39%, 01/27/22	13,560,110
			42,139,075
Peru: 2.8%
		Peruvian Government Bonds
PEN	19,328,000	6.90%, 08/12/37	9,233,717
	9,350,000	6.95%, 08/12/31	4,414,502

Principal
Amount			Value

Peru: (continued)
PEN	31,993,000	7.84%, 08/12/20	$15,172,924
	15,535,000	8.20%, 08/12/26	8,191,796
	9,360,000	8.60%, 08/12/17	4,340,618
	2,326,000	9.91%, 05/05/15	1,016,894
			42,370,451
Philippines: 2.8%
		Philippine Government International Bonds
PHP	181,000,000	3.90%, 11/26/22	4,727,284
	560,000,000	4.95%, 01/15/21	15,306,122
	696,000,000	6.25%, 01/14/36	22,174,144
			42,207,550
Poland: 9.4%
		Polish Government Bonds
PLN	6,250,000	3.75%, 04/25/18	2,067,454
	17,760,000	4.60%, 01/25/14 ^	5,508,323
	17,599,000	4.75%, 10/25/16	5,942,179
	31,960,000	4.75%, 04/25/17	10,889,038
	12,786,000	5.00%, 10/24/13	4,089,027
	34,681,000	5.00%, 04/25/16	11,733,946
	29,833,000	5.25%, 10/25/17	10,448,391
	43,978,000	5.25%, 10/25/20	16,019,514
	40,274,000	5.50%, 04/25/15	13,449,047
	22,971,000	5.50%, 10/25/19	8,378,971
	22,992,000	5.75%, 04/25/14	7,495,208
	59,020,000	5.75%, 10/25/21	22,313,111
	25,674,000	5.75%, 09/23/22	9,808,304
	36,681,000	6.25%, 10/24/15	12,601,915
			140,744,428
Romania: 3.0%
		Romanian Government Bonds
RON	39,160,000	5.75%, 01/27/16	12,257,563
	52,620,000	5.80%, 10/26/15	16,417,613
	52,940,000	5.90%, 07/26/17	16,805,527
			45,480,703
Russia: 5.1%
		Russian Federal Bonds
RUB	127,563,000	6.88%, 07/15/15	4,214,677
	90,935,000	6.90%, 08/03/16	3,035,257
	104,560,000	7.00%, 06/03/15	3,466,816
	91,249,000	7.10%, 03/13/14	2,985,043
	15,533,000	7.35%, 01/20/16	522,260
	247,496,000	7.40%, 06/14/17	8,437,046
	287,987,000	7.50%, 03/15/18	9,928,983
	401,570,000	7.50%, 02/27/19	13,929,307
	350,172,000	7.60%, 04/14/21	12,263,366
	268,230,000	7.60%, 07/20/22	9,464,393
	38,201,000	8.10%, 11/26/14	1,282,247
	132,030,000	8.15%, 02/03/27	4,835,592
	58,055,000	11.20%, 12/17/14	2,037,217
			76,402,204
South Africa: 6.3%
		South African Government Bonds
ZAR	65,874,000	6.25%, 03/31/36	6,301,181
	64,524,000	6.50%, 02/28/41	6,257,378
	111,583,804	6.75%, 03/31/21	12,979,742
	32,916,000	7.00%, 02/28/31	3,562,069
	134,151,000	7.25%, 01/15/20	16,018,233

See Notes to Financial Statements

39

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

South Africa: (continued)
ZAR	22,231,000	7.50%, 01/15/14	$2,515,387
	9,890,000	7.75%, 02/28/23	1,221,186
	40,047,000	8.00%, 12/21/18	4,932,361
	1,750,000	8.25%, 09/15/17	214,720
	74,250,000	8.75%, 02/28/48	9,246,863
	160,173,000	10.50%, 12/21/26	23,744,064
	64,234,800	13.50%, 09/15/15	8,454,781
			95,447,965
Supranational: 3.7%
MXN	11,960,000	Asian Development Bank
		6.55%, 01/28/15	1,026,821
	6,000,000	European Bank for Reconstruction & Development
		7.30%, 08/20/13	495,591
		European Investment Bank
	6,730,000	5.33%, 09/01/15 ^	512,310
HUF	1,417,600,000	6.50%, 01/05/15	6,615,605
ZAR	33,760,000	8.00%, 10/21/13 †	3,804,378
	7,995,000	8.50%, 11/04/14	935,059
	2,890,000	9.00%, 12/21/18 Reg S	372,683
BRL	9,570,000	9.65%, 10/22/19 ^ #	3,090,782
MXN	168,510,000	Inter-American Development Bank
		8.00%, 01/26/16	15,540,247
		International Bank for Reconstruction & Development
	36,800,000	5.00%, 07/01/13	3,045,628
	117,710,000	6.50%, 09/11/13	9,822,238
BRL	300,000	9.50%, 03/02/17	162,941
MXN	117,060,000	International Finance Corp.
		6.00%, 01/28/16	10,295,687
			55,719,970
Sweden: 0.3%
MXN	44,960,000	Kommuninvest I Sverige
		7.20%, 07/07/14	3,829,914
Thailand: 5.5%
		Thailand Government Bonds
THB	123,400,000	2.80%, 10/10/17	4,174,923
	102,349,000	3.13%, 12/11/15	3,513,371
	230,250,000	3.25%, 06/16/17	7,939,185
	148,760,000	3.45%, 03/08/19	5,162,068
	266,250,000	3.63%, 05/22/15	9,218,455
	106,145,000	3.63%, 06/16/23	3,688,273
	173,660,000	3.65%, 12/17/21	6,065,219
	111,610,000	3.85%, 12/12/25	3,931,106
	117,182,000	3.88%, 06/13/19	4,157,446
	149,454,000	4.13%, 11/18/16	5,303,239
	158,130,000	4.75%, 12/20/24	6,044,596
	8,395,000	4.88%, 06/22/29	325,747
	260,217,000	5.13%, 03/13/18	9,707,504
	33,365,000	5.25%, 07/13/13	1,142,302
	212,618,000	5.25%, 05/12/14	7,427,605
	30,186,000	5.40%, 07/27/16	1,108,669
	30,977,000	5.50%, 03/13/23	1,241,905
	23,507,000	5.63%, 01/12/19	906,182
	52,214,000	5.85%, 03/31/21	2,096,606
			83,154,401

Principal
Amount			Value

Turkey: 7.3%
		Turkish Government Bonds
TRY	1,750,000	6.30%, 02/14/18	$999,192
	5,260,000	6.50%, 01/07/15	3,009,150
	4,070,000	7.50%, 09/24/14	2,345,393
	7,726,000	8.00%, 10/09/13	4,372,517
	2,380,000	8.00%, 01/29/14	1,357,573
	17,690,000	8.00%, 06/04/14	10,189,172
	12,260,000	8.50%, 09/14/22	7,934,188
	20,960,000	9.00%, 01/27/16	12,750,486
	12,440,000	9.00%, 03/08/17	7,758,309
	19,288,000	9.50%, 01/12/22	13,056,194
	3,680,000	10.00%, 12/04/13	2,123,112
	12,905,000	10.00%, 06/17/15	7,872,018
	35,277,000	10.50%, 01/15/20	24,508,708
	18,983,000	11.00%, 08/06/14	11,365,244
	500,000	11.40%, 07/17/13 ^	276,409
			109,917,665
Total Government Obligations (Cost: $1,226,425,244)			1,275,976,784

Number of
Shares

MONEY MARKET FUND: 0.0% (Cost: $647,229)
	647,229	Dreyfus Government Cash Management Fund	647,229
Total Investments Before Collateral for Securities Loaned: 95.9% (Cost: $1,400,804,152)			1,443,577,132
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.2% (Cost: $2,764,428)
	2,764,428	Bank of New York Overnight Government Fund	2,764,428
Total Investments: 96.1% (Cost: $1,403,568,580)			1,446,341,560
Other assets less liabilities: 3.9%			58,656,019
NET ASSETS: 100.0%			$1,504,997,579

See Notes to Financial Statements

40

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(a)	When-issued security
(b)	Security is segregated as collateral for when issued security
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $2,566,766.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,091,720 which represents 0.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding	% of
Collateral for Securities Loaned (unaudited)	Investments	Value
Consumer, Non-cyclical	0.1%	$1,000,938
Financial	4.9	70,129,268
Government	88.4	1,275,976,784
Industrial	1.2	18,108,402
Utilities	5.4	77,714,511
Money Market Fund	0.0	647,229
	100.0%	$1,443,577,132

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$-	$166,953,119	$-	$166,953,119
Government Obligations*	-	1,275,976,784	-	1,275,976,784
Money Market Funds	3,411,657	-	-	3,411,657
Total	$3,411,657	$1,442,929,903	$-	$1,446,341,560

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

41

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Principal
Amount		Value

CORPORATE BONDS: 98.1%
Cayman Islands: 1.6%
$100,000	Mizuho Capital Investment 1 Ltd.
	6.69%, 06/30/16 (c) Reg S	$110,750
60,000	Mizuho Capital Investment 2 Ltd.
	14.95%, 06/30/14 (c) Reg S	68,400
		179,150
Finland: 1.8%
100,000	Nokia OYJ
	5.38%, 05/15/19 (c)	99,000
100,000	UPM-Kymmene OYJ
	7.45%, 11/26/27 (c) 144A	100,500
		199,500
France: 3.9%
	Credit Agricole S.A.
100,000	6.64%, 05/31/17 (c) Reg S	95,965
100,000	8.38%, 10/13/19 (c) 144A	111,875
200,000	Lafarge S.A.
	6.20%, 07/09/15 (c) 144A	217,000
		424,840
Luxembourg: 9.4%
	ArcelorMittal
200,000	5.75%, 08/05/20 (c)	211,886
350,000	6.00%, 03/01/21 (c)	371,405
200,000	6.13%, 06/01/18 (c)	219,319
100,000	7.25%, 03/01/41 (c)	102,571
100,000	10.35%, 06/01/19 (c)	127,176
		1,032,357
Netherlands: 1.0%
100,000	EDP Finance B.V.
	6.00%, 02/02/18 (c) Reg S	107,175
Norway: 4.8%
	Eksportfinans ASA
255,000	2.00%, 09/15/15	247,109
85,000	2.38%, 05/25/16	81,660
200,000	3.00%, 11/17/14	199,921
		528,690
United Kingdom: 9.9%
100,000	Barclays Bank Plc Perpetual
	6.28%, 12/15/34 (c)	99,683
200,000	Hanson Ltd.
	6.13%, 08/15/16 (c)	221,750
100,000	HBOS Capital Funding No. 2 LP
	6.07%, 06/30/14 (c) Reg S	92,625
200,000	HBOS Plc
	6.75%, 05/21/18 144A	224,196
	Royal Bank of Scotland Group Plc
200,000	5.00%, 10/01/14	206,670
150,000	5.05%, 01/08/15	156,312
100,000	7.64%, 09/29/17 (c)	95,250
		1,096,486
United States: 65.7%
100,000	Alcatel-Lucent USA, Inc.
	6.45%, 03/15/29	78,500
	Ally Financial, Inc.
100,000	6.75%, 12/01/14	107,750
200,000	8.00%, 11/01/31	262,000
200,000	Ameren Energy Generating Co.
	7.95%, 06/01/32 (c)	150,500
Principal
Amount		Value

United States: (continued)
	CenturyLink, Inc.
$100,000	5.15%, 06/15/17 (c)	$1,108,253
100,000	7.60%, 09/15/39 (c)	103,297
200,000	Clear Channel Communications, Inc.
	4.90%, 05/15/15 (c)	190,500
100,000	Commercial Metals Co.
	6.50%, 07/15/17 (c)	110,000
200,000	El Paso Corp.
	7.75%, 01/15/32 (c)	228,935
200,000	Embarq Corp.
	8.00%, 06/01/36 (c)	220,713
150,000	Fifth Third Capital Trust IV
	6.50%, 04/15/17 (c)	151,031
300,000	Frontier Communications Corp.
	9.00%, 08/15/31 (c)	314,250
100,000	Glen Meadow Pass-Through Trust
	6.51%, 02/15/17 (c) 144A	97,125
100,000	Hartford Financial Services Group, Inc.
	8.13%, 06/15/18 (c)	119,400
100,000	HCA, Inc.
	7.50%, 11/15/95	93,250
100,000	Health Management Associates, Inc.
	6.13%, 04/15/16 (c)	110,750
100,000	International Lease Finance Corp.
	5.65%, 06/01/14	105,000
100,000	iStar Financial, Inc.
	5.88%, 03/15/16 (c)	106,000
200,000	JC Penney Corp., Inc.
	6.38%, 10/15/36	161,250
200,000	Ltd Brands, Inc.
	6.90%, 07/15/17 (c)	231,000
300,000	Masco Corp.
	6.13%, 10/03/16 (c)	337,670
100,000	Mirant Americas
	9.13%, 05/01/31 (c)	113,500
100,000	New Albertsons, Inc.
	8.00%, 05/01/31 (c)	80,375
150,000	NGPL Pipeco LLC
	7.12%, 12/15/17 (c) 144A	156,938
100,000	Nuveen Investments, Inc.
	5.50%, 09/15/15 (c)	101,250
63,018	PPL Ironwood LLC
	8.86%, 11/30/25 (c)	71,525
100,000	PulteGroup, Inc.
	7.63%, 10/15/17	118,250
300,000	Regions Bank
	6.45%, 06/26/37	330,750
100,000	Reynolds Group Issuer, Inc.
	9.00%, 10/15/14 (c)	108,500
200,000	Rockies Express Pipeline LLC
	6.85%, 07/15/18 (c) Reg S	206,000
200,000	RR Donnelley & Sons Co.
	6.13%, 01/15/17 (c)	216,500
150,000	Ryland Group, Inc.
	6.63%, 05/01/20 (c)	166,312
	Springleaf Finance Corp.
100,000	5.40%, 12/01/15	104,875
200,000	6.90%, 12/15/17	209,125

See Notes to Financial Statements

42

Principal
Amount		Value

United States: (continued)
	Sprint Capital Corp.
$200,000	6.88%, 11/15/28 (c)	$205,500
100,000	6.90%, 05/01/19 (c)	109,125
200,000	8.75%, 03/15/32 (c)	237,500
200,000	Sprint Nextel Corp.
	6.00%, 12/01/16 (c)	217,500
70,000	Toll Brothers Finance Corp.
	6.75%, 11/01/19 (c)	81,889
200,000	Toys R Us, Inc.
	7.38%, 10/15/18 (c)	192,250
	United States Steel Corp.
100,000	7.00%, 02/01/18 (c)	107,750
100,000	7.50%, 03/15/17 (c)	105,750
100,000	Universal Health Services, Inc.
	7.13%, 06/30/16 (c)	114,875
100,000	Vulcan Materials Co.
	7.00%, 06/15/18 (c)	114,375
Principal Amount		Value

United States: (continued)
$100,000	Wendy’s International, Inc.
	6.20%, 06/15/14 (c)	$104,875
200,000	Weyerhaeuser Co.
	7.38%, 03/15/32 (c)	273,922
		7,236,385
Total Corporate Bonds (Cost: $9,855,209)		10,804,583

Number of
Shares

MONEY MARKET FUND: 0.5% (Cost: $53,810)
53,810	Dreyfus Government Cash Management Fund	53,810
Total Investments: 98.6% (Cost: $9,909,019)		10,858,393
Other assets less liabilities: 1.4%		158,858
NET ASSETS: 100.0%		$11,017,251

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $907,634, or 8.2% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	13.4%	$1,456,357
Communications	17.4	1,884,138
Consumer, Cyclical	10.5	1,136,201
Consumer, Non-cyclical	5.9	643,875
Energy	5.4	591,873
Financial	34.6	3,758,644
Industrial	8.2	890,795
Utilities	4.1	442,700
Money Market Fund	0.5	53,810
	100.0%	$10,858,393

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$-	$10,804,583	$-	$10,804,583
Money Market Fund	53,810	-	-	53,810
Total	$53,810	$10,804,583	$-	$10,858,393

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

43

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Principal
Amount			Value

CORPORATE BONDS: 96.8%
Argentina: 0.2%
USD	318,500	Aeropuertos Argentinia 2000
		10.75%, 12/22/15 (c) Reg S	$300,186
	100,000	Pan American Energy, LLC/ Argentine Branch
		7.88%, 05/07/21 (c) Reg S	98,000
			398,186
Australia: 1.4%
		FMG Resources August 2006 Pty. Ltd.
USD	300,000	6.00%, 04/01/15 (c) 144A	313,500
	350,000	6.88%, 02/01/14 (c) † 144A	374,063
	300,000	6.88%, 04/01/17 (c) † 144A	322,875
	1,110,000	7.00%, 06/03/13 (c) 144A	1,168,275
	600,000	8.25%, 11/01/15 (c) † 144A	663,000
EUR	600,000	Santos Finance Ltd.
		8.25%, 09/22/17 (c)	914,640
			3,756,353
Austria: 0.9%
		OGX Austria GmbH
USD	1,500,000	8.50%, 06/01/15 (c) † Reg S	948,750
	330,000	8.50%, 06/01/15 (c) 144A	208,725
		Sappi Papier Holding GmbH
EUR	650,000	6.63%, 04/15/15 (c) Reg S	935,115
USD	400,000	7.75%, 04/15/17 (c) 144A	447,000
			2,539,590
Azerbaijan: 0.2%
USD	400,000	Azerbaijan State Oil Company
		4.75%, 03/13/23 Reg S	404,674
Bermuda: 1.2%
USD	500,000	BW Group Ltd.
		6.63%, 06/28/17 Reg S	532,500
EUR	300,000	Central European Media Enterprises Ltd.
		11.63%, 09/15/13 (c) Reg S	426,173
USD	650,000	China Oriental Group Company Ltd.
		7.00%, 11/17/14 (c) Reg S	665,438
		Digicel Group Ltd.
	1,050,000	7.00%, 02/15/16 (c) Reg S	1,110,375
	300,000	10.50%, 04/15/14 (c) 144A	333,750
	200,000	10.50%, 04/15/14 (c) Reg S	222,500
			3,290,736
Brazil: 1.3%
USD	850,000	Banco BMG S.A.
		9.95%, 11/05/19 Reg S	809,625
	300,000	Banco BTG Pactual S.A.
		5.75%, 09/28/22 Reg S	297,750
	1,200,000	Banco do Brasil S.A.
		9.25%, 04/15/23 (c) 144A	1,506,000
	300,000	Banco do Estado do Rio Grande do Sul S.A.
		7.38%, 02/02/22 Reg S	331,500
	500,000	Cent Elet Brasileiras S.A.
		6.88%, 07/30/19 144A	575,000
			3,519,875
British Virgin Islands: 0.6%
USD	500,000	Franshion Development Ltd.
		6.75%, 04/15/21 (c) Reg S	542,500
Principal
Amount			Value

British Virgin Islands: (continued)
USD	400,000	Road King 2012 Ltd.
		9.88%, 09/18/15 (c) Reg S	$443,000
	650,000	Studio City Finance Ltd.
		8.50%, 12/01/15 (c) 144A	729,625
			1,715,125
Canada: 5.6%
USD	1,140,000	Air Canada
		9.25%, 06/03/13 (c) 144A	1,214,100
		Bombardier, Inc.
	400,000	5.75%, 03/15/22 (c) 144A	429,500
EUR	300,000	6.13%, 05/15/21 (c) Reg S	430,622
USD	400,000	6.13%, 01/15/23 (c) 144A	434,500
EUR	900,000	7.25%, 06/03/13 (c) Reg S	1,242,032
CAD	164,000	7.35%, 12/22/26 144A	173,644
		Cascades, Inc.
USD	350,000	7.75%, 12/15/13 (c)	374,500
	275,000	7.88%, 01/15/15 (c)	298,375
CAD	400,000	Corus Entertainment, Inc.
		4.25%, 02/11/20 Reg S	393,697
	250,000	Great Canadian Gaming Corp.
		6.63%, 07/25/17 (c) 144A	262,216
USD	900,000	Inmet Mining Corp.
		8.75%, 06/01/16 (c) 144A	976,500
		MEG Energy Corp.
	500,000	6.38%, 07/30/17 (c) 144A	530,000
	1,100,000	6.50%, 03/15/15 (c) 144A	1,185,250
	1,205,000	Novelis, Inc.
		8.75%, 12/15/15 (c)	1,373,700
		Pacific Rubiales Energy Corp.
	300,000	5.13%, 03/28/18 (c) 144A	310,500
	200,000	7.25%, 12/12/16 (c) Reg S	229,000
	1,000,000	PetroBakken Energy Ltd.
		8.63%, 02/01/16 (c) 144A	1,035,000
	500,000	Precision Drilling Corp.
		6.50%, 12/15/16 (c)	543,750
		Quebecor Media, Inc.
	200,000	5.75%, 01/15/23 (c) 144A	209,500
CAD	400,000	6.63%, 01/15/23 144A	417,060
	700,000	Sherritt International Corp.
		7.50%, 09/24/19 (c)	708,108
		Telesat Canada / Telesat, LLC
USD	200,000	6.00%, 05/15/14 (c) 144A	213,750
	200,000	12.50%, 11/01/17 (c)	212,800
	600,000	Tervita Corp.
		9.75%, 11/01/15 (c) 144A	592,500
		Videotron Ltee
CAD	700,000	6.88%, 06/15/16 (c)	772,481
	760,000	7.13%, 01/15/15 (c)	833,971
			15,397,056
Cayman Islands: 6.7%
USD	905,000	Agile Property Holdings Ltd.
		8.88%, 04/28/14 (c) Reg S	979,662
		China Shanshui Cement Group Ltd.
	200,000	8.50%, 05/25/14 (c) Reg S	215,000
	400,000	8.50%, 05/25/14 (c) 144A	430,000
		Country Garden Holdings Co. Ltd.
	965,000	11.13%, 02/23/15 (c) Reg S	1,112,162
	400,000	11.13%, 02/23/15 (c) 144A	461,000

See Notes to Financial Statements

44

Principal
Amount			Value

Cayman Islands: (continued)
GBP	1,000,000	Dubai Holding Commercial Operations MTN Ltd.
		6.00%, 02/01/17	$1,597,256
USD	300,000	Emaar Sukuk Ltd.
		6.40%, 07/18/19 Reg S	338,250
	1,020,000	Evergrande Real Estate Group Ltd.
		13.00%, 01/27/15 (c) Reg S	1,116,900
	1,050,000	Fibria Overseas Finance Ltd.
		7.50%, 05/04/15 (c) Reg S	1,199,625
	200,000	Fufeng Group Ltd.
		7.63%, 04/13/14 (c) Reg S	206,500
	200,000	Industrial Senior Trust
		5.50%, 11/01/22 Reg S	201,000
	250,000	JBS Finance II Ltd.
		8.25%, 01/29/15 (c) Reg S	272,500
	278,000	Kaisa Group Holdings Ltd.
		13.50%, 05/22/13 (c) Reg S	297,821
	650,000	KWG Property Holding Ltd.
		12.75%, 03/30/14 (c) Reg S	736,701
	900,000	Longfor Properties
		6.88%, 10/18/16 (c) Reg S	968,044
	100,000	Marfrig Overseas Ltd.
		9.50%, 05/04/15 (c) Reg S	92,000
	200,000	MCE Finance Ltd.
		5.00%, 02/15/16 (c) 144A	203,250
	250,000	MIE Holdings Corp.
		9.75%, 05/12/14 (c) Reg S	272,500
	300,000	Mizuho Capital Investment 1 Ltd.
		6.69%, 06/30/16 (c) Reg S	332,250
	800,000	Mizuho Capital Investment 2 Ltd.
		14.95%, 06/30/14 (c) 144A	912,000
	200,000	Mongolian Mining Corp.
		8.88%, 03/29/15 (c) Reg S	205,760
	350,000	Resona Preferred Global Securities Cayman Ltd.
		7.19%, 07/30/15 (c) Reg S	381,700
	600,000	Sable International Finance Ltd.
		8.75%, 02/01/16 (c) Reg S	682,500
		Shimao Property Holdings Ltd.
	500,000	8.00%, 12/01/13 (c) † Reg S	523,750
	400,000	11.00%, 03/08/15 (c) Reg S	461,957
	500,000	SOHO China Ltd.
		7.13%, 11/07/17 (c) Reg S	504,124
		TAM Capital 3, Inc.
	475,000	8.38%, 06/03/16 (c) Reg S	532,000
	400,000	8.38%, 06/03/16 (c) 144A	448,000
EUR	300,000	UPCB Finance II Ltd.
		6.38%, 07/01/15 (c) Reg S	428,150
USD	500,000	UPCB Finance III Ltd.
		6.63%, 07/01/15 (c) 144A	546,250
	1,100,000	UPCB Finance V Ltd.
		7.25%, 11/15/16 (c) 144A	1,232,000
EUR	300,000	Viridian Group FundCo II Ltd.
		11.13%, 04/01/15 (c) Reg S	430,128
			18,320,740
Chile: 0.2%
USD	663,034	Inversiones Alsacia S.A.
		8.00%, 02/18/15 (c) 144A	560,264

Principal
Amount			Value

China / Hong Kong: 0.6%
		Citic Pacific Ltd.
USD	1,000,000	6.63%, 04/15/21 † Reg S	$1,034,610
	600,000	6.88%, 01/21/18 † Reg S	646,719
			1,681,329
Colombia: 1.3%
		Banco Davivienda S.A.
USD	250,000	5.88%, 07/09/22 Reg S	264,375
	385,000	5.88%, 07/09/22 144A	407,138
		Banco GNB Sudameris S.A.
	100,000	7.50%, 07/30/22 Reg S	112,000
	900,000	7.50%, 07/30/22 144A	1,008,000
		Bancolombia S.A.
	700,000	5.13%, 09/11/22	718,550
	200,000	6.13%, 07/26/20	220,000
	200,000	Colombia Telecomunicaciones S.A., E.S.P.
		5.38%, 09/27/17 (c) Reg S	201,000
	600,000	Transportadora de Gas Internacional S.A., E.S.P.
		5.70%, 03/20/17 (c) 144A	664,500
			3,595,563
Croatia: 0.4%
EUR	700,000	Agrokor D.D.
		9.88%, 05/01/15 (c) Reg S	1,052,083
Denmark: 1.7%
GBP	1,400,000	Danske Bank A/S
		5.68%, 02/15/17 (c)	2,157,389
EUR	700,000	ISS A/S
		8.88%, 06/03/13 (c) Reg S	945,952
	50,000	ISS Global A/S
		4.50%, 12/08/14	68,392
	400,000	Nykredit Realkredit A/S
		9.00%, 04/01/15 (c)	582,469
USD	845,000	Welltec A/S
		8.00%, 02/01/15 (c) 144A	918,937
			4,673,139
Dominican Republic: 0.1%
USD	200,000	Aeropuertos Dominicanos Siglo XXI S.A.
		9.25%, 11/13/15 (c) Reg S	218,000
Finland: 1.2%
		Nokia OYJ
USD	1,265,000	5.38%, 05/15/19 (c) †	1,252,350
EUR	300,000	6.75%, 02/04/19	422,703
USD	750,000	Stora Enso OYJ
		6.40%, 04/15/16 (c) 144A	810,000
	800,000	UPM-Kymmene OYJ
		7.45%, 11/26/27 (c) 144A	804,000
			3,289,053
France: 9.3%
EUR	500,000	Alcatel-Lucent/France
		8.50%, 01/15/16 Reg S	694,632
		Banque PSA Finance S.A.
	300,000	3.88%, 01/14/15 Reg S	402,976
	900,000	4.25%, 02/25/16	1,217,287
		BPCE S.A.
	400,000	4.63%, 07/30/15 (c)	504,832
	1,350,000	5.25%, 07/30/14 (c)	1,751,835

See Notes to Financial Statements

45

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

France: (continued)
USD	500,000	Cie Generale de Geophysique – Veritas
		6.50%, 06/01/16 (c)	$532,500
		Credit Agricole S.A.
EUR	1,900,000	4.13%, 11/09/15 (c)	2,435,631
USD	200,000	9.75%, 12/26/14 (c)	215,258
EUR	450,000	Europcar Groupe S.A.
		11.50%, 05/15/17 (c) Reg S	682,272
	600,000	Groupama S.A.
		7.88%, 10/27/19 (c)	772,527
	200,000	Italcementi Finance S.A.
		6.63%, 03/19/20	284,544
		Lafarge S.A.
USD	200,000	6.50%, 07/15/16 (c)	225,118
EUR	1,260,000	6.63%, 11/29/18	1,901,641
	2,000,000	8.88%, 11/24/16	3,171,412
	1,150,000	Peugeot S.A.
		6.88%, 03/30/16 Reg S	1,612,843
		Renault S.A.
	815,000	4.63%, 05/25/16 Reg S	1,140,936
	740,000	6.00%, 10/13/14	1,032,990
USD	1,000,000	Rexel S.A.
		6.13%, 12/15/15 (c) 144A	1,080,000
		Societe Generale S.A.
	450,000	8.75%, 04/07/15 (c) † Reg S	484,425
EUR	1,500,000	9.38%, 09/04/19 (c)	2,303,066
		Wendel S.A.
	200,000	4.38%, 08/09/17	277,919
	2,000,000	4.88%, 05/26/16	2,820,058
			25,544,702
Germany: 2.9%
EUR	600,000	Deutsche Lufthansa A.G.
		6.50%, 07/07/16	915,587
	875,000	Franz Haniel & Cie GmbH
		6.25%, 02/08/18	1,329,371
	500,000	Kabel Deutschland Vertrieb und Service GmbH
		6.50%, 06/30/14 (c) Reg S	708,640
	150,000	KM Germany Holdings GmbH
		8.75%, 12/15/15 (c) 144A	219,553
	360,000	Orion Engineered Carbons Bondco GmbH
		10.00%, 06/15/14 (c) Reg S	541,071
		ThyssenKrupp A.G.
	670,000	4.38%, 02/28/17	934,369
	300,000	8.00%, 06/18/14	428,198
		Unitymedia KabelBW GmbH
	450,000	9.50%, 03/15/16 (c) Reg S	692,655
	1,485,000	9.63%, 12/01/14 (c) Reg S	2,216,747
			7,986,191
Hungary: 0.2%
EUR	300,000	OTP Bank Plc
		5.27%, 09/19/16	394,531
India: 0.2%
USD	610,000	ICICI Bank Ltd.
		6.38%, 04/30/17 (c) Reg S	632,875
Indonesia: 0.8%
USD	400,000	Adaro Indonesia PT
		7.63%, 10/22/14 (c) 144A	437,980

Principal Amount			Value

Indonesia: (continued)
USD	975,000	Berau Coal Energy Tbk PT
		7.25%, 03/13/15 (c) 144A	$972,562
	500,000	Gajah Tunggal Tbk PT
		7.75%, 02/06/16 (c) 144A	541,250
	200,000	Theta Capital Pte Ltd.
		6.13%, 11/14/16 (c) Reg S	208,937
			2,160,729
Ireland: 3.7%
USD	2,000,000	Alfa Bank OJSC
		7.75%, 04/28/21 144A	2,275,400
EUR	630,000	Ardagh Glass Finance Plc
		8.75%, 02/01/15 (c) Reg S	892,887
	1,500,000	Ardagh Packaging Finance Plc
		7.38%, 10/15/14 (c) Reg S	2,165,472
USD	653,600	AWAS Aviation Capital Ltd.
		7.00%, 10/18/13 (c) 144A	691,182
	400,000	Elan Finance Plc / Elan Finance Corp.
		6.25%, 10/15/19 (c) 144A	472,336
	100,000	Gazprombank OJSC
		7.25%, 05/03/19 Reg S	108,450
EUR	1,050,000	Nara Cable Funding Ltd.
		8.88%, 12/01/13 (c) Reg S	1,495,066
USD	500,000	Nomos Bank
		8.75%, 10/21/15	535,625
EUR	800,000	Smurfit Kappa Acquisitions
		5.13%, 06/15/18 (c) Reg S	1,124,996
USD	300,000	XL Group Plc
		6.50%, 04/15/17 (c)	296,250
			10,057,664
Israel: 0.5%
		Israel Electric Corp. Ltd.
USD	300,000	7.25%, 01/15/19 (c) † Reg S	350,667
	750,000	9.38%, 01/28/20 144A	980,533
			1,331,200
Italy: 2.6%
		Banca Monte dei Paschi di Siena SpA
EUR	600,000	4.50%, 03/07/14 Reg S	794,690
	400,000	4.88%, 05/31/16	482,534
GBP	500,000	5.75%, 09/30/16	579,759
EUR	915,000	Banco Popolare S.C.
		6.00%, 11/05/20 Reg S	1,215,963
	1,700,000	Edison SpA
		3.88%, 11/10/17 Reg S	2,478,901
		Intesa Sanpaolo SpA
	500,000	8.05%, 06/20/18 (c)	672,055
	650,000	8.38%, 10/14/19 (c) Reg S	909,278
			7,133,180
Kazakhstan: 0.9%
USD	690,000	Alliance Bank
		10.50%, 03/25/17 Reg S	670,163
	600,000	Halyk Savings Bank of Kazakhstan JSC
		7.25%, 05/03/17 Reg S	651,000
		Kazkommertsbank JSC
EUR	790,000	6.88%, 02/13/17	1,023,309
USD	200,000	7.50%, 11/29/16 144A	198,090
			2,542,562

See Notes to Financial Statements

46

Principal
Amount			Value

Luxembourg: 13.7%
USD	1,000,000	ALROSA Finance S.A.
		7.75%, 11/03/20 144A	$1,167,400
	400,000	Altice Financing S.A.
		9.88%, 12/15/16 (c) 144A	457,600
		ArcelorMittal
	750,000	5.00%, 02/25/17 (c)	796,297
	1,000,000	6.00%, 03/01/21 (c)	1,061,158
	800,000	6.13%, 06/01/18 (c)	877,277
	750,000	6.75%, 02/25/22 (c)	824,035
	950,000	7.25%, 03/01/41 (c)	974,424
	1,350,000	7.50%, 10/15/39 (c)	1,424,486
	800,000	10.35%, 06/01/19 (c)	1,017,410
EUR	450,000	Beverage Packaging Holdings Luxembourg II S.A.
		8.00%, 06/03/13 (c) Reg S	597,730
USD	500,000	CHC Helikopter S.A.
		9.25%, 10/15/15 (c)	535,625
EUR	400,000	Cirsa Funding Luxembourg S.A.
		8.75%, 05/15/14 (c) Reg S	553,728
	850,000	Codere Finance Luxembourg S.A.
		8.25%, 06/15/13 (c) Reg S	902,115
USD	500,000	Convatec Healthcare E S.A.
		10.50%, 12/15/14 (c) 144A	565,000
	2,000,000	Evraz Group S.A.
		8.25%, 11/10/15 (c) 144A	2,199,800
	450,000	Expro Finance Luxembourg S.C.A.
		8.50%, 12/15/13 (c) 144A	482,625
		Fiat Finance & Trade S.A.
EUR	2,000,000	6.88%, 02/13/15	2,824,013
	1,150,000	7.00%, 03/23/17 Reg S	1,647,909
		Fiat Industrial Finance Europe S.A.
	345,000	5.25%, 03/11/15 Reg S	483,276
	450,000	6.25%, 03/09/18 Reg S	677,526
USD	600,000	Fuerstenberg Capital International S.A.R.L.& Cie SECS
		10.25%, 06/30/15 (c)	614,100
	300,000	Home Credit & Finance Bank
		9.38%, 04/24/18 (c) Reg S	326,250
EUR	660,000	Ineos Group Holdings Ltd.
		7.88%, 06/03/13 (c) Reg S	886,459
USD	1,330,000	Ineos Group Holdings S.A.
		8.50%, 05/15/13 (c) † 144A	1,354,106
		Intelsat Jackson Holdings S.A.
	450,000	6.63%, 12/15/17 (c) 144A	488,813
	450,000	7.25%, 10/15/15 (c)	501,188
	945,000	International Automotive Components Group S.A.
		9.13%, 06/01/15 (c) 144A	948,544
EUR	150,000	Lecta S.A.
		8.88%, 05/15/15 (c) Reg S	206,165
USD	450,000	MHP S.A.
		10.25%, 04/29/15 (c) Reg S	480,951
		Minerva Luxembourg S.A.
	500,000	7.75%, 01/31/18 (c) 144A	535,100
	200,000	12.25%, 02/10/17 (c) Reg S	248,000
	1,150,000	MOL Group Finance S.A.
		6.25%, 09/26/19 Reg S	1,201,750
Principal
Amount			Value

Luxembourg: (continued)
USD	600,000	OJSC Promsvyazbank
		8.50%, 04/25/17 Reg S	$645,000
		Ontex IV S.A.
EUR	100,000	7.50%, 04/15/14 (c) Reg S	141,728
	300,000	9.00%, 04/15/15 (c) Reg S	421,229
USD	400,000	Russian Standard Bank
		9.25%, 07/11/15 (p) Reg S	436,080
		Severstal OAO
	350,000	6.70%, 10/25/17 Reg S	378,438
	1,025,000	9.25%, 04/19/14 144A	1,099,107
EUR	500,000	Sunrise Communications Holdings S.A.
		8.50%, 12/31/14 (c) Reg S	718,528
	600,000	Telenet Finance Luxembourg S.C.A.
		6.38%, 11/15/15 (c) Reg S	845,187
USD	500,000	Trinseo Materials Operating S.C.A / Trinseo Materials Finance, Inc.
		8.75%, 08/01/15 (c) 144A	501,250
EUR	400,000	UniCredit International Bank Luxembourg S.A.
		8.13%, 12/10/19 (c)	549,773
USD	300,000	Virgolino de Oliveira Finance Ltd.
		11.75%, 02/09/17 (c) Reg S	310,500
		Wind Acquisition Finance S.A.
	700,000	7.25%, 11/15/13 (c) 144A	742,000
	200,000	11.75%, 07/15/13 (c) Reg S	215,500
EUR	700,000	11.75%, 07/15/13 (c) Reg S	989,789
USD	1,200,000	11.75%, 07/15/13 (c) 144A	1,293,000
	200,000	Wind Acquisition Holdings Finance S.A.
		12.25%, 07/15/13 (c) 144A	215,250
			37,363,219
Mexico: 1.9%
		Axtel S.A.B. de C.V.
MXN	85,500	7.00%, 01/31/16 (c) # 144A	11,469
USD	75,000	7.00%, 01/31/16 (c) 144A	68,250
		Cemex S.A.B. de C.V.
	300,000	9.00%, 01/11/15 (c) Reg S	328,500
	1,300,000	9.00%, 01/11/15 (c) 144A	1,423,500
	760,000	9.50%, 06/15/16 (c) 144A	870,200
	300,000	Corp GEO S.A.B. de C.V.
		9.25%, 06/30/15 (c) Reg S	139,500
		Empresas ICA S.A.B. de C.V.
	550,000	8.90%, 02/04/16 (c) Reg S	539,000
	630,000	8.90%, 02/04/16 (c) 144A	617,400
	350,000	Grupo Elektra S.A. de C.V.
		7.25%, 08/06/15 (c) Reg S	368,813
	200,000	Grupo KUO S.A.B. de C.V.
		6.25%, 12/04/17 (c) Reg S	217,500
	200,000	Servicios Corporativos Javer S.A.P.I de C.V.
		9.88%, 04/06/16 (c) Reg S	176,000
	1,060,000	Urbi Desarrollos Urbanos S.A.B. de C.V.
		9.75%, 02/03/17 (c) Reg S	333,900
			5,094,032

See Notes to Financial Statements

47

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

Netherlands: 10.2%
EUR	450,000	ABN Amro Bank N.V.
		4.31%, 03/10/16 (c)	$565,010
USD	250,000	Arcos Dorados B.V.
		7.50%, 10/01/14 (c) Reg S	275,325
		Conti-Gummi Finance B.V.
EUR	580,000	6.50%, 10/05/13 (c) Reg S	805,009
	800,000	7.50%, 09/15/13 (c) Reg S	1,116,010
USD	100,000	DTEK Finance B.V.
		9.50%, 04/28/15 (c) Reg S	105,125
		EDP Finance B.V.
EUR	500,000	4.13%, 06/29/20	674,074
	1,275,000	4.63%, 06/13/16	1,769,631
	400,000	4.75%, 09/26/16	555,925
	300,000	5.75%, 09/21/17 Reg S	434,083
	500,000	Fresenius Finance B.V.
		2.88%, 07/15/20 (c) 144A	669,088
	2,310,000	HeidelbergCement Finance B.V.
		8.00%, 01/31/17 (c) Reg S	3,640,170
USD	300,000	Indo Energy Finance II B.V.
		6.38%, 01/24/18 (c) 144A	306,360
	300,000	ING Groep N.V.
		5.78%, 12/08/15 (c)	292,500
	1,000,000	InterGen N.V.
		9.00%, 06/03/13 (c) 144A	1,017,500
GBP	450,000	Koninklijke KPN N.V.
		6.88%, 03/14/20 (c) Reg S	712,427
		Majapahit Holding B.V.
USD	830,000	7.25%, 06/28/17 Reg S	972,137
	1,000,000	7.75%, 01/20/20 144A	1,252,500
	800,000	Marfrig Holding Europe B.V.
		8.38%, 05/09/18 Reg S	716,000
	650,000	Metinvest B.V.
		10.25%, 05/20/15 Reg S	695,500
EUR	250,000	New World Resources N.V.
		7.88%, 05/01/14 (c) Reg S	312,296
USD	300,000	NXP BV / NXP Funding LLC
		9.75%, 08/01/14 (c) 144A	340,500
EUR	200,000	OI European Group B.V.
		6.75%, 09/15/20 (c) Reg S	307,570
		Portugal Telecom International Finance B.V.
	700,000	5.00%, 11/04/19	961,069
	1,075,000	5.63%, 02/08/16	1,521,739
	500,000	Refresco Group B.V.
		7.38%, 05/15/14 (c) Reg S	715,232
	930,000	Schaeffler Finance B.V.
		8.75%, 02/15/15 (c) Reg S	1,419,470
USD	500,000	Sensata Technologies B.V.
		6.50%, 05/15/15 (c) 144A	547,500
EUR	400,000	SNS Bank N.V.
		11.25%, 11/27/19 (c) Reg S	31,642
	770,000	ThyssenKrupp Finance Nederland B.V.
		8.50%, 02/25/16	1,178,755
	250,000	UPC Holding B.V.
		6.38%, 09/15/17 (c) Reg S	335,368
		VimpelCom Holdings B.V.
USD	2,300,000	6.25%, 03/01/17 Reg S	2,492,625
	400,000	6.25%, 03/01/17 144A	433,500

Principal
Amount			Value

Netherlands: (continued)
EUR	600,000	Ziggo Bond Co. B.V.
		8.00%, 05/15/14 (c) Reg S	$864,211
			28,035,851
Norway: 1.0%
		Eksportfinans ASA
USD	250,000	2.00%, 09/15/15	242,263
	1,000,000	2.38%, 05/25/16	960,700
	1,000,000	3.00%, 11/17/14	999,604
	150,000	5.50%, 06/26/17	156,779
EUR	250,000	Norske Skogindustrier ASA
		11.75%, 06/15/16 (c) Reg S	252,144
			2,611,490
Peru: 0.6%
USD	1,015,000	Corp Azucarera del Peru S.A.
		6.38%, 08/02/17 (c) 144A	1,092,647
	615,000	Maestro Peru S.A.
		6.75%, 09/26/16 (c) 144A	654,975
			1,747,622
Portugal: 1.2%
EUR	550,000	Banco Comercial Portugues S.A.
		5.63%, 04/23/14	743,248
	1,250,000	Banco Espirito Santo S.A.
		5.63%, 06/05/14	1,697,440
	700,000	Caixa Geral de Depositos S.A.
		5.13%, 02/19/14	945,583
			3,386,271
Russia: 0.1%
USD	300,000	Alfa MTN Invest Ltd.
		9.25%, 06/24/13 (p) Reg S	303,516
Singapore: 0.5%
USD	150,000	Bakrie Telecom Pte. Ltd.
		11.50%, 06/03/13 (c) Reg S	52,125
	400,000	Bumi Investment Pte. Ltd.
		10.75%, 10/06/14 (c) Reg S	326,000
	500,000	Flextronics International Ltd.
		5.00%, 02/15/23 (c) 144A	512,500
	425,000	STATS ChipPAC Ltd.
		4.50%, 03/20/16 (c) 144A	432,969
			1,323,594
South Africa: 0.2%
EUR	300,000	Edcon Pty Ltd.
		9.50%, 03/01/14 (c) Reg S	410,945
South Korea: 0.1%
USD	300,000	Woori Bank Co. Ltd.
		6.21%, 05/02/17 (c) 144A	326,250
Spain: 1.7%
USD	400,000	Abengoa Finance SAU
		8.88%, 11/01/17 (c) Reg S	386,000
		Abengoa S.A.
EUR	100,000	8.50%, 03/31/16 (c)	131,845
	100,000	9.63%, 02/25/15 Reg S	135,848
		BBVA International Preferred SAU
USD	295,000	5.92%, 04/18/17 (c)	269,925
EUR	600,000	8.50%, 10/21/14 (c)	826,874
	600,000	BPE Financiaciones S.A.
		4.00%, 07/17/15	802,338

See Notes to Financial Statements

48

Principal
Amount			Value

Spain: (continued)
		Mapfre S.A.
EUR	400,000	5.13%, 11/16/15	$559,022
	150,000	5.92%, 07/24/17 (c)	185,660
	550,000	Obrascon Huarte Lain S.A.
		8.75%, 03/15/15 (c)	803,977
GBP	300,000	Santander Finance Preferred S.A. Unipersonal
		11.30%, 07/27/14 (c)	497,363
			4,598,852
Sweden: 1.0%
		Eileme 2 AB
USD	100,000	11.63%, 01/31/16 (c) Reg S	119,750
	250,000	11.63%, 01/31/16 (c) 144A	299,375
EUR	400,000	11.75%, 01/31/16 (c) Reg S	627,559
		Perstorp Holding AB
USD	200,000	8.75%, 05/15/15 (c) 144A	216,250
EUR	250,000	9.00%, 05/15/15 (c) 144A	359,264
	467,000	TVN Finance Corp II AB
		10.75%, 11/15/13 (c) Reg S	674,184
	300,000	Verisure Holding AB
		8.75%, 09/01/14 (c) Reg S	445,949
			2,742,331
Switzerland: 0.5%
EUR	1,075,000	UBS AG
		4.28%, 04/15/15 (c)	1,444,386
Turkey: 0.8%
		FinansBank AS
USD	200,000	5.15%, 11/01/17 Reg S	210,500
	200,000	5.50%, 05/11/16 Reg S	210,500
	250,000	Turkiye Is Bankasi AS
		6.00%, 10/24/22 Reg S	274,375
		Turkiye Vakiflar Bankasi T.A.O.
	200,000	6.00%, 11/01/22 Reg S	212,250
	400,000	6.00%, 11/01/22 144A	424,500
	900,000	Yapi ve Kredi Bankasi AS
		5.50%, 12/06/22 144A	934,875
			2,267,000
United Arab Emirates: 0.2%
		Dubai Electricity & Water Authority
USD	150,000	6.38%, 10/21/16 Reg S	168,938
	420,000	6.38%, 10/21/16 144A	473,025
			641,963
United Kingdom: 11.1%
USD	600,000	Afren Plc
		10.25%, 04/08/16 (c) 144A	720,000
		Algeco Scotsman Global Finance Plc
	900,000	8.50%, 10/15/15 (c) 144A	976,500
	200,000	10.75%, 10/15/16 (c) 144A	204,500
		Atlantic Finance Ltd.
	300,000	10.75%, 05/27/14 Reg S	327,750
	350,000	10.75%, 05/27/14 144A	379,510
		Barclays Bank Plc
EUR	1,120,000	4.75%, 03/15/20 (c)	1,116,272
	850,000	4.88%, 12/15/14 (c)	863,476
	450,000	Boparan Finance Plc
		9.75%, 04/30/14 (c) Reg S	670,051
USD	1,200,000	CEVA Group Plc
		8.38%, 12/01/13 (c) 144A	1,203,000
Principal
Amount			Value

United Kingdom: (continued)
GBP	550,000	Co-operative Group Holdings Ltd.
		5.63%, 07/08/20	$907,382
	250,000	Crown Newco 3 Plc
		8.88%, 02/15/15 (c) Reg S	411,473
	300,000	Elli Finance UK Plc
		8.75%, 06/15/15 (c) Reg S	518,281
	570,000	Enterprise Inns Plc
		6.50%, 12/06/18	893,359
USD	100,000	Ferrexpo UK Ltd.
		7.88%, 04/07/16 144A	99,750
GBP	350,000	Gala Group Finance Plc
		8.88%, 06/03/13 (c) Reg S	588,320
	350,000	GKN Holdings Plc
		5.38%, 09/19/22 Reg S	595,853
	1,355,000	HBOS Capital Funding LP
		6.46%, 11/30/18 (c)	2,040,383
USD	700,000	HBOS Plc
		6.75%, 05/21/18 Reg S	784,687
GBP	100,000	Heathrow Finance Plc
		7.13%, 03/01/17 (c)	170,133
EUR	150,000	Ineos Finance Plc
		9.25%, 05/15/13 (c) Reg S	207,154
		Jaguar Land Rover Plc
GBP	200,000	8.13%, 05/15/14 (c) Reg S	344,743
	1,000,000	8.25%, 03/15/16 (c) Reg S	1,773,130
EUR	400,000	Kerling Plc
		10.63%, 02/01/14 (c) Reg S	549,114
		Lloyds TSB Bank Plc
GBP	300,000	10.75%, 12/16/16 (c) Reg S	567,770
USD	1,250,000	12.00%, 12/16/24 (c) 144A	1,703,125
GBP	300,000	Matalan Finance Plc
		8.88%, 06/03/13 (c) Reg S	476,259
	$260,000	National Westminster Bank Plc
		7.88%, 09/09/15	453,770
USD	400,000	Nord Anglia Education (UK) Holdings Plc
		10.25%, 04/01/15 (c) Reg S	450,000
EUR	500,000	Old Mutual Plc
		5.00%, 11/04/15 (c)	645,381
	1,000,000	OTE Plc
		4.63%, 05/20/16	1,292,691
	300,000	ProSecure Funding LP
		4.67%, 06/30/16	399,851
	450,000	Rexam Plc
		6.75%, 06/29/17 (c) Reg S	639,046
		Royal Bank of Scotland Group Plc
	700,000	4.63%, 09/22/16 (c)	881,235
USD	700,000	5.05%, 01/08/15	729,455
	1,200,000	7.64%, 09/29/17 (c)	1,143,000
EUR	350,000	Thomas Cook Group Plc
		6.75%, 06/22/15	467,785
USD	450,000	Ukreximbank
		8.38%, 04/27/15 Reg S	449,978
	1,530,000	Vedanta Resources Plc
		8.75%, 01/15/14 (c) Reg S	1,591,200
		Virgin Media Finance Plc
	800,000	4.88%, 02/15/22 (c)	820,000
	400,000	5.25%, 02/15/22 (c)	410,000
GBP	100,000	Voyage Care Bondco Plc
		6.50%, 02/01/15 (c) Reg S	161,866

See Notes to Financial Statements

49

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

United Kingdom: (continued)
USD	400,000	West China Cement Ltd.
		7.50%, 01/25/14 (c) † Reg S	$416,000
	400,000	Zhaikmunai International B.V.
		7.13%, 11/13/16 (c) 144A	435,000
			30,478,233
United States: 4.2%
USD	785,000	Calfrac Holdings LP
		7.50%, 12/01/15 (c) 144A	812,475
	400,000	CEDC Finance Corporation International, Inc.
		9.13%, 12/01/13 (c) 144A®	314,000
		Cemex Finance LLC
	100,000	9.50%, 12/14/13 (c) Reg S	108,000
	1,000,000	9.50%, 12/14/13 (c) 144A	1,080,000
	1,200,000	Fresenius Medical Care US Finance II, Inc.
		5.88%, 01/31/22 (c) 144A	1,380,000
	550,000	Fresenius Medical Care US Finance, Inc.
		5.75%, 02/15/21 (c) 144A	628,375
	590,000	Grifols, Inc.
		8.25%, 02/01/14 (c)	650,475
		JBS USA LLC / JBS USA Finance, Inc.
	650,000	7.25%, 06/01/15 (c) Reg S	692,250
	660,000	7.25%, 06/01/15 (c) 144A	702,900
GBP	400,000	Lynx I Corp.
		6.00%, 04/15/17 (c) 144A	659,136
	200,000	Lynx II Corp.
		7.00%, 04/15/18 (c) 144A	328,880
USD	785,000	Nielsen Finance LLC / Nielsen Finance Co.
		7.75%, 10/15/14 (c)	878,219
	950,000	RBS Capital Trust II
		6.43%, 01/03/34 (c)	888,250
		Valeant Pharmaceuticals International
	500,000	6.38%, 10/15/16 (c) 144A	556,250
	900,000	6.88%, 12/01/14 (c) 144A	984,375
	600,000	7.00%, 10/01/15 (c) 144A	666,000
	250,000	7.25%, 07/15/16 (c) 144A	284,375
			11,613,960
Principal
Amount			Value

Venezuela: 3.1%
USD	870,000	CA La Electricidad de Caracas
		8.50%, 04/10/18 (c)	$739,500
		Petroleos de Venezuela S.A.
	250,000	4.90%, 10/28/14	241,625
	2,400,000	5.38%, 04/12/27 (c) Reg S	1,692,000
	650,000	5.50%, 04/12/37 (c) Reg S	445,250
	600,000	8.50%, 11/02/17 (c) Reg S	582,000
	1,300,000	8.50%, 11/02/17 (c) 144A	1,261,000
	300,000	9.00%, 11/17/21 (c) Reg S	284,250
	500,000	9.00%, 11/17/21 (c) 144A	473,750
	1,300,000	12.75%, 02/17/22 (c) 144A	1,452,750
	1,050,000	12.75%, 02/17/22 (c) Reg S	1,173,375
			8,345,500
Total Corporate Bonds (Cost: $255,510,861)			264,930,415
GOVERNMENT OBLIGATIONS: 0.2% (Cost: $437,916)
Turkey: 0.2%
USD	400,000	Export Credit Bank of Turkey
		5.88%, 04/24/19 Reg S	455,500

Number of
Shares

MONEY MARKET FUND: 0.1% (Cost: $392,707)
	392,707	Dreyfus Government Cash Management Fund	392,707
Total Investments Before Collateral for Securities Loaned: 97.1% (Cost: $256,341,484)			265,778,622
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.1% (Cost: $5,897,193)
	5,897,193	Bank of New York Overnight Government Fund	5,897,193
Total Investments: 99.2% (Cost: $262,238,677)			271,675,815
Other assets less liabilities: 0.8%			2,059,844
NET ASSETS: 100.0%			$273,735,659

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $5,734,848.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $11,469 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $74,539,701, or 27.2% of net assets.
s	Security in default

See Notes to Financial Statements

50

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	13.2%	$35,058,122
Communications	13.5	35,748,182
Consumer, Cyclical	10.6	28,216,904
Consumer, Non-cyclical	6.9	18,327,579
Diversified	2.7	7,169,765
Energy	8.6	22,720,659
Financial	27.1	72,103,995
Government	0.2	455,500
Industrial	11.8	31,391,698
Technology	0.5	1,320,969
Utilities	4.8	12,872,542
Money Market Fund	0.1	392,707
	100.0%	$265,778,622

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$-	$264,930,415	$-	$264,930,415
Government Obligations*	-	455,500	-	455,500
Money Market Funds	6,289,900	-	-	6,289,900
Total	$6,289,900	$265,385,915	$-	$271,675,815

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

51

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Principal Amount		Value

FLOATING RATE NOTES: 95.8%
Australia: 7.8%
$100,000	Australia & New Zealand Banking Group Ltd.
	1.02%, 01/10/14 144A	$100,497
300,000	Australia Commonwealth Bank
	1.01%, 03/17/14 144A	301,988
100,000	BHP Billiton Finance USA Ltd.
	0.56%, 02/18/14	100,231
	National Australia Bank Ltd.
250,000	0.58%, 01/22/15 144A	250,335
300,000	1.00%, 04/11/14 144A	302,048
300,000	Westpac Banking Corp.
	1.01%, 03/31/14 144A	301,904
		1,357,003
Canada: 8.9%
250,000	Bank of Montreal
	0.75%, 04/29/14	251,188
	Bank of Nova Scotia/Houston
350,000	0.48%, 10/18/13	350,584
200,000	0.72%, 09/11/15	200,794
	Royal Bank of Canada
245,000	0.58%, 04/17/14	245,789
300,000	0.65%, 03/08/16	300,806
200,000	The Toronto-Dominion Bank
	0.46%, 07/26/13	200,106
		1,549,267
Denmark: 1.7%
300,000	Danske Bank A/S
	1.33%, 04/14/14 144A	301,631
France: 1.1%
200,000	Societe Generale S.A.
	1.33%, 04/11/14 144A	201,075
Netherlands: 3.4%
450,000	ING Bank N.V.
	1.92%, 09/25/15 144A	458,395
140,000	Volkswagen International Finance N.V.
	1.03%, 03/21/14 144A	140,700
		599,095
Sweden: 2.0%
350,000	Nordea Bank A.B.
	1.18%, 01/14/14 144A	352,168
Switzerland: 5.8%
1,000,000	Credit Suisse
	1.24%, 01/14/14	1,006,026
United Kingdom: 2.9%
200,000	BP Capital Markets Plc
	0.73%, 06/06/13	200,099
100,000	HSBC Bank Plc
	0.94%, 08/12/13 144A	100,159
200,000	Vodafone Group Plc
	0.68%, 02/19/16	200,279
		500,537
United States: 62.2%
200,000	American Express Credit Corp.
	1.38%, 06/12/15	203,540
300,000	AT&T. Inc.
	0.68%, 02/12/16	301,075
200,000	Bank of America Corp.
	0.54%, 10/14/16	195,300
Principal Amount		Value

United States: (continued)
$500,000	Bank of America N.A.
	0.56%, 06/15/16	$486,391
350,000	BlackRock, Inc.
	0.59%, 05/24/13	350,043
1,051,000	Citigroup, Inc.
	1.99%, 05/15/18	1,093,874
500,000	Coca-Cola Enterprises, Inc.
	0.59%, 02/18/14	501,214
150,000	Daimler Finance North America LLC
	0.88%, 01/09/15 144A	150,591
	General Electric Capital Corp.
200,000	0.46%, 02/15/17	197,368
600,000	0.48%, 01/08/16	596,434
282,000	0.68%, 05/05/26	258,337
200,000	0.88%, 01/08/16	201,421
	Goldman Sachs Group, Inc.
700,000	0.73%, 03/22/16	694,539
125,000	0.78%, 01/12/15	124,889
100,000	0.88%, 09/29/14	100,176
100,000	1.30%, 02/07/14	100,515
500,000	Hewlett-Packard Co.
	1.83%, 09/19/14	505,818
325,000	HSBC Finance Corp.
	0.53%, 01/15/14	324,799
250,000	International Business Machines Corp.
	0.27%, 02/04/15	249,979
100,000	John Deere Capital Corp.
	0.68%, 10/04/13	100,210
	JPMorgan Chase & Co.
185,000	0.91%, 02/26/16	185,490
150,000	1.03%, 05/02/14	151,082
400,000	1.18%, 01/25/18	403,252
500,000	JPMorgan Chase Bank, N.A.
	0.61%, 06/13/16	491,687
250,000	MetLife Institutional Funding II
	1.18%, 04/04/14 144A	252,069
	Morgan Stanley
300,000	0.76%, 10/15/15	296,426
50,000	1.88%, 01/24/14	50,385
250,000	National City Bank/Cleveland OH
	0.65%, 06/07/17	247,446
15,000	PepsiCo., Inc.
	0.50%, 02/26/16	15,057
600,000	The Bear Stearns Cos, LLC
	0.68%, 11/21/16	595,144
200,000	The Walt Disney Co.
	0.28%, 02/11/15	200,089
150,000	Toyota Motor Credit Corp.
	0.33%, 09/09/13	150,053
250,000	Verizon Communications, Inc.
	0.89%, 03/28/14	251,106
600,000	Wachovia Corp.
	0.55%, 06/15/17	595,022
250,000	Wells Fargo & Co.
	0.48%, 10/28/15	249,555
		10,870,376
Total Floating Rate Notes (Cost: $16,647,291)		16,737,178

See Notes to Financial Statements

52

Number of Shares		Value

MONEY MARKET FUND: 4.5% (Cost: $782,825)
782,825	Dreyfus Government Cash Management Fund	$782,825
Total Investments: 100.3% (Cost: $17,430,116)		17,520,003
Liabilities in excess of other assets: (0.3)%		(58,273)
NET ASSETS: 100.0%		$17,461,730

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,213,560, or 18.4% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	0.6%	$100,231
Communications	5.4	952,549
Consumer, Cyclical	1.7	291,291
Consumer, Non-cyclical	2.9	516,271
Energy	1.1	200,099
Financial	79.5	13,920,940
Money Market Fund	4.5	782,825
Technology	4.3	755,797
	100.0%	$17,520,003

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$-	$16,737,178	$-	$16,737,178
Money Market Fund	782,825	-	-	782,825
Total	$782,825	$16,737,178	$-	$17,520,003

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

53

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Principal Amount			Value

CORPORATE BONDS: 37.8%
Austria: 0.5%
USD	250,000	ESAL GmbH
		6.25%, 02/05/18 (c) Reg S	$249,750
Bermuda: 0.5%
		Digicel Group Ltd.
USD	100,000	10.50%, 04/15/14 (c) Reg S	111,250
	100,000	10.50%, 04/15/14 (c) 144A	111,250
			222,500
Brazil: 7.6%
USD	138,000	Banco BMG S.A.
		9.95%, 11/05/19 Reg S	131,445
		Banco Bradesco S.A.
	100,000	5.90%, 01/16/21 Reg S	110,150
	200,000	5.90%, 01/16/21 144A	220,300
		Banco do Brasil S.A.
	245,000	5.38%, 01/15/21 Reg S	263,375
	200,000	5.88%, 01/26/22 Reg S	218,500
		Banco Santander Brasil S.A.
	100,000	4.50%, 04/06/15 Reg S	104,900
	142,000	4.50%, 04/06/15 144A	148,958
	250,000	Banco Votorantim S.A.
		7.38%, 01/21/20 Reg S	289,375
	250,000	Centrais Eletricas Brasileiras S.A.
		6.88%, 07/30/19 Reg S	287,500
		Itau Unibanco Holding S.A.
	200,000	6.20%, 04/15/20 Reg S	223,000
	200,000	6.20%, 04/15/20 144A	223,000
	400,000	Oi S.A.
		5.75%, 02/10/22 (c) Reg S	423,000
	200,000	Telemar Norte Leste S.A.
		5.50%, 10/23/20 (c) Reg S	211,000
EUR	150,000	Vale S.A.
		4.38%, 03/24/18 (c)	222,840
	325,000	Votorantim Cimentos S.A.
		5.25%, 04/28/17 Reg S	475,300
			3,552,643
Canada: 0.5%
USD	200,000	Pacific Rubiales Energy Corp.
		7.25%, 12/12/16 (c) Reg S	229,000
Cayman Islands: 8.8%
		Braskem Finance Ltd.
USD	100,000	7.00%, 05/07/20 (c) Reg S	115,500
	150,000	7.00%, 05/07/20 (c) 144A	173,250
	300,000	Fibria Overseas Finance Ltd.
		6.75%, 03/03/16 (c) Reg S	337,875
	400,000	Grupo Aval Ltd.
		4.75%, 09/26/22 (c) Reg S	404,500
	100,000	Marfrig Overseas Ltd.
		9.50%, 05/04/15 (c) Reg S	92,000
		Odebrecht Finance Ltd.
	200,000	7.13%, 12/26/41 (c) Reg S	230,000
	200,000	7.13%, 12/26/41 (c) 144A	230,000
		Petrobras International Finance Co.
	200,000	3.50%, 02/06/17 (c)	208,883
EUR	300,000	4.88%, 03/07/18 (c)	440,314
USD	515,000	5.38%, 01/27/21 (c)	571,273
	495,000	6.75%, 01/27/41 (c)	589,555
Principal Amount			Value

Cayman Islands: (continued)
USD	685,000	Vale Overseas Ltd.
		6.88%, 11/21/36 (c)	$816,812
			4,209,962
Chile: 2.8%
USD	250,000	Banco Santander Chile
		3.75%, 09/22/15 Reg S	261,920
	255,000	Celulosa Arauco y Constitucion S.A.
		4.75%, 10/11/21 (c)	265,912
	300,000	Cencosud S.A.
		5.50%, 01/20/21 (c) Reg S	327,053
		Corp. Nacional del Cobre de Chile
	200,000	3.75%, 11/04/20 Reg S	214,825
	117,000	7.50%, 01/15/19 144A	149,276
	100,000	7.50%, 01/15/19 Reg S	127,586
			1,346,572
Colombia: 0.8%
USD	250,000	Bancolombia S.A.
		5.13%, 09/11/22	256,625
	100,000	Transportadora de Gas Internacional S.A. E.S.P.
		5.70%, 03/20/17 (c) Reg S	110,750
			367,375
Luxembourg: 0.6%
USD	250,000	CSN Resources S.A.
		6.50%, 07/21/20 (c) Reg S	268,750
Mexico: 7.2%
		America Movil S.A.B. de C.V.
USD	250,000	3.13%, 07/16/22 (c)	255,032
EUR	200,000	4.13%, 10/25/19 (c)	301,308
USD	125,000	5.00%, 03/30/20 (c)	144,523
	425,000	5.63%, 11/15/17 (c)	505,231
		Axtel S.A.B. de C.V.
MXN	247,900	7.00%, 01/31/16 (c) Reg S	33,293
USD	217,000	7.00%, 01/31/16 (c) Reg S	197,470
	435,000	Banco Mercantil del Norte S.A.
		4.38%, 07/19/15 Reg S	458,925
	350,000	BBVA Bancomer S.A.
		6.50%, 03/10/21 (c) Reg S	400,750
		Cemex S.A.B. de C.V.
	100,000	9.00%, 01/11/15 (c) Reg S	109,500
	135,000	9.00%, 01/11/15 (c) 144A	147,825
	100,000	Desarrolladora Homex S.A.B.de C.V.
		7.50%, 06/10/13 (c) †	67,000
	685,000	Petróleos Mexicanos
		5.50%, 01/21/21 (c)	806,587
			3,427,444
Peru: 0.6%
USD	255,000	Banco de Credito del Peru
		5.38%, 09/16/20 (c) Reg S	283,050
Spain: 0.7%
USD	290,000	Cemex Espana Luxembourg
		9.25%, 05/12/15 (c) Reg S	320,450
Trinidad & Tobago: 0.8%
USD	300,000	Petroleum Co. of Trinidad & Tobago Ltd.
		9.75%, 08/14/19 (c) Reg S	386,250

See Notes to Financial Statements

54

Principal Amount			Value

United States: 3.8%
USD	329,000	Gerdau Holdings, Inc.
		7.00%, 01/20/20 Reg S	$379,173
		Pemex Project Funding Master Trust
EUR	340,000	5.50%, 02/24/25 Reg S	539,555
USD	495,000	6.63%, 06/15/38 (c)	627,446
	200,000	Southern Copper Corp.
		7.50%, 07/27/35 (c)	250,785
			1,796,959
Venezuela: 2.6%
		Petróleos de Venezuela S.A.
USD	429,000	5.38%, 04/12/27 (c) Reg S	302,445
	100,000	5.50%, 04/12/37 (c) Reg S	68,500
	275,000	8.50%, 11/02/17 (c) Reg S	266,750
	150,000	8.50%, 11/02/17 (c) 144A	145,500
	320,000	9.00%, 11/17/21 (c) Reg S	303,200
	150,000	9.00%, 11/17/21 (c) 144A	142,125
			1,228,520
Total Corporate Bonds (Cost: $17,611,399)			17,889,225
GOVERNMENT OBLIGATIONS: 58.9%
Argentina: 2.3%
		Argentine Republic Government International Bonds
USD	449,000	2.50%, 12/31/38	151,538
	855,281	8.28%, 12/31/33	509,961
	400,000	City of Buenos Aires, Argentina
		9.95%, 03/01/17 Reg S	356,000
	100,000	Provincia de Buenos Aires, Argentina
		11.75%, 10/05/15 Reg S	86,000
			1,103,499
Aruba: 0.9%
USD	400,000	Government of Aruba
		4.63%, 09/14/23 (c) Reg S	416,600
Brazil: 13.3%
USD	250,000	Banco Nacional de Desenvolvimento Economico e Social
		6.50%, 06/10/19 Reg S	300,625
		Brazil Notas do Tesouro Nacional, Series F
BRL	455,000	10.00%, 01/01/15	233,605
	3,591,000	10.00%, 01/01/17	1,857,791
	490,000	10.00%, 01/01/18	254,290
	163,000	10.00%, 01/01/19	86,803
	1,195,000	10.00%, 01/01/21	617,192
	1,025,000	10.00%, 01/01/23	526,293
		Brazilian Government International Bonds
USD	425,000	4.88%, 01/22/21 (c)	508,300
	275,000	6.00%, 01/17/17 (c)	322,163
	340,000	7.13%, 01/20/37	500,650
	685,000	10.13%, 05/15/27	1,225,465
			6,433,177
Principal Amount			Value

Chile: 2.0%
		Chilean Government International Bonds
USD	246,000	3.88%, 08/05/20	$277,365
CLP	307,000,000	5.50%, 08/05/20	694,767
			972,132
Colombia: 10.6%
		Colombian Government International Bonds
USD	400,000	4.38%, 07/12/21 (c)	458,400
	300,000	7.38%, 03/18/19	391,200
COP	3,063,000,000	7.75%, 04/14/21	2,111,777
	3,177,000,000	12.00%, 10/22/15	2,087,583
			5,048,960
Costa Rica: 0.5%
USD	174,000	Costa Rican Government International Bond
		10.00%, 08/01/20 Reg S	237,945
Dominican Republic: 0.6%
USD	239,000	Dominican Republic International Bond
		7.50%, 05/06/21 Reg S	276,284
El Salvador: 0.8%
		El Salvador Government International Bonds
USD	100,000	7.38%, 12/01/19 Reg S	119,250
	100,000	7.38%, 12/01/19 144A	119,250
	140,000	7.65%, 06/15/35 Reg S	163,450
			401,950
Jamaica: 0.2%
USD	100,000	Jamaica Government International Bond
		8.00%, 06/24/19	100,000
Mexico: 19.2%
		Mexican Government International Bonds
EUR	100,000	2.75%, 04/22/23	135,448
USD	700,000	5.63%, 01/15/17 (c)	810,600
MXN	3,703,000	6.00%, 06/18/15	318,258
USD	700,000	6.05%, 01/11/40 (c)	924,000
MXN	7,663,000	6.50%, 06/10/21	722,784
	957,500	7.50%, 06/03/27	100,848
	7,710,000	7.75%, 12/14/17	732,706
	20,428,300	8.00%, 12/17/15	1,848,498
	6,700,000	8.00%, 06/11/20	677,957
	3,827,000	8.00%, 12/07/23	406,377
	21,244,600	8.50%, 05/31/29	2,444,096
			9,121,572
Panama: 1.3%
		Panamanian Government International Bonds
USD	250,000	5.20%, 01/30/20 (c)	298,250
	218,000	7.13%, 01/29/26	304,110
			602,360
Peru: 2.3%
		Peruvian Government Bonds
USD	305,000	6.55%, 03/14/37	$436,913
	85,000	7.13%, 03/30/19	110,713

See Notes to Financial Statements

55

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Peru: (continued)
USD	255,000	8.38%, 05/03/16	$310,845
	200,000	9.88%, 02/06/15	231,700
			1,090,171
Uruguay: 0.7%
USD	340,000	Uruguayan Government International Bond
		4.13%, 11/20/45	332,520
Venezuela: 4.2%
		Venezuelan Government International Bonds
USD	170,000	5.75%, 02/26/16 Reg S	161,925
	125,000	7.00%, 12/01/18 Reg S	116,875
	255,000	7.75%, 10/13/19 Reg S	240,975
	170,000	9.00%, 05/07/23 Reg S	162,605
	515,000	9.25%, 09/15/27 †	508,563
	170,000	9.25%, 05/07/28 Reg S	163,455
	250,000	10.75%, 09/19/13	256,250
	340,000	11.75%, 10/21/26 Reg S	372,810
			1,983,458
Total Government Obligations (Cost: $27,783,134)			28,120,628
Number of Shares		Value

MONEY MARKET FUND: 2.5% (Cost: $1,182,278)
1,182,278	Dreyfus Government Cash Management Fund	$1,182,278
Total Investments Before Collateral for Securities Loaned: 99.2% (Cost: $46,576,811)		47,192,131

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.8% (Cost: $370,000)
370,000	Bank of New York Overnight Government Fund	370,000
Total Investments: 100.0% (Cost: $46,946,811)		47,562,131
Other assets less liabilities: 0.0%		9,174
NET ASSETS: 100.0%		$47,571,305

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $362,085.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,810,734, or 3.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	7.0%	$3,322,584
Communications	4.9	2,293,357
Consumer, Non-cyclical	1.4	668,803
Diversified	1.0	475,300
Energy	12.2	5,738,133
Financial	8.5	3,998,773
Government	59.6	28,120,628
Industrial	2.3	1,104,775
Utilities	0.6	287,500
Money Market Fund	2.5	1,182,278
	100.0%	$47,192,131

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$-	$17,889,225	$-	$17,889,225
Government Obligations*	-	28,120,628	-	28,120,628
Money Market Funds	1,552,278	-	-	1,552,278
Total	$1,552,278	$46,009,853	$-	$47,562,131

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

56

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Number of Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 100.1%
United States: 100.1%
557,072	American Capital Agency Corp.	$18,556,068
156,940	American Capital Mortgage Investment Corp.	4,168,326
1,317,715	Annaly Capital Management, Inc.	21,004,377
380,377	Anworth Mortgage Asset Corp.	2,400,179
90,160	Apollo Commercial Real Estate Finance, Inc.	1,599,438
853,955	ARMOUR Residential REIT, Inc.	5,542,168
251,672	Capstead Mortgage Corp.	3,342,204
2,050,716	Chimera Investment Corp.	6,767,363
170,163	Colony Financial, Inc.	3,794,635
465,548	CYS Investments, Inc.	5,786,762
135,672	Dynex Capital, Inc.	1,458,474
215,174	Hatteras Financial Corp.	5,880,706
276,936	Invesco Mortgage Capital, Inc.	5,926,430
200,807	iStar Financial, Inc. *	2,345,426
691,003	MFA Financial, Inc.	6,405,598
519,664	Newcastle Investment Corp.	5,887,793
532,546	NorthStar Realty Finance Corp.	5,309,484
Number of Shares		Value

United States: (continued)
145,684	PennyMac Mortgage Investment Trust	$3,678,521
160,378	RAIT Financial Trust †	1,369,628
215,223	Redwood Trust, Inc.	4,911,389
257,051	Resource Capital Corp.	1,693,966
229,088	Starwood Property Trust, Inc.	6,297,629
489,017	Two Harbors Investment Corp.	5,858,424
78,275	Winthrop Realty Trust	994,875
Total Real Estate Investment Trusts (Cost: $123,305,263)		130,979,863
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.8% (Cost: $1,045,853)
1,045,853	Bank of New York Overnight Government Fund	1,045,853
Total Investments: 100.9% (Cost: $124,351,116)		132,025,716
Liabilities in excess of other assets: (0.9)%		(1,141,821)
NET ASSETS: 100.0%		$130,883,896

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,021,811.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	100.0%	$130,979,863

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Real Estate Investment Trusts*	$130,979,863	$-	$-	$130,979,863
Money Market Fund	1,045,853	-	-	1,045,853
Total	$132,025,716	$-	$-	$132,025,716

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

57

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Principal Amount		Value

PREFERRED SECURITIES: 100.0%
Basic Materials: 6.8%
$61,708	AngloGold Ashanti Holdings Finance Plc
	6.00%, 09/15/13	$1,462,480
351,906	ArcelorMittal
	6.00%, 01/15/16	7,284,454
114,370	Cliffs Natural Resources Inc
	7.00%, 02/01/16 †	2,341,154
		11,088,088
Communications: 8.0%
44,965	Comcast Corp.
	5.00%, 12/15/17 (c) †	1,156,500
	Qwest Corp.
82,112	7.00%, 04/01/17 (c)	2,228,520
62,561	7.00%, 07/01/17 (c)	1,700,408
103,421	7.38%, 06/01/16 (c)	2,815,120
89,933	7.50%, 09/15/16 (c)	2,462,366
46,922	Telephone & Data Systems, Inc.
	7.00%, 03/15/16 (c)	1,264,548
53,491	United States Cellular Corp.
	6.95%, 05/15/16 (c)	1,424,465
		13,051,927
Consumer, Cyclical: 12.2%
391,007	General Motors Co.
	4.75%, 12/01/13 †	18,174,005
39,101	The Goodyear Tire & Rubber Co.
	5.88%, 04/01/14 †	1,704,022
		19,878,027
Consumer, Non-cyclical: 0.4%
42,379	National Healthcare Corp.
	0.80%, 11/01/15 (c)	656,874
Energy: 3.6%
98,925	Apache Corp.
	6.00%, 08/01/13 (c)	4,186,506
62,953	NuStar Logistics LP
	7.63%, 01/15/18 (c)	1,731,207
		5,917,713
Government: 1.5%
	Tennessee Valley Authority
42,794	3.96%, 05/01/14 (p)	1,109,222
51,660	4.06%, 06/01/13 (p)	1,341,094
		2,450,316
Industrial: 6.0%
54,742	Seaspan Corp.
	9.50%, 01/30/16 (c) †	1,532,776
117,303	Stanley Black & Decker, Inc.
	5.75%, 07/25/17 (c)	3,116,741
86,022	United Technologies Corp.
	7.50%, 08/01/15 (c)	5,087,341
		9,736,858
Real Estate Investment Trusts: 30.9%
	Annaly Capital Management, Inc.
71,945	7.50%, 09/13/17 (c)	1,848,267
46,922	7.63%, 05/16/17 (c)	1,215,280
64,490	Capstead Mortgage Corp.
	1.26%, 06/03/13 (c)	976,379
70,968	CBL & Associates Properties, Inc.
	7.38%, 06/03/13 (c)	1,803,297
Principal Amount		Value

Real Estate Investment Trusts: (continued)
$39,414	Colony Financial, Inc.
	8.50%, 03/20/17 (c)	$1,070,878
	CommonWealth REIT
59,355	6.50%, 12/31/49 ^	1,408,494
43,011	7.25%, 05/15/16 (c)	1,092,049
	Digital Realty Trust, Inc.
38,603	5.88%, 04/09/18 (c)	964,303
44,965	7.00%, 09/15/16 (c)	1,220,350
50,363	FelCor Lodging Trust, Inc.
	1.95%, 12/31/49 ^	1,220,799
39,101	General Growth Properties, Inc.
	6.38%, 02/13/18 (c)	985,345
44,965	Hatteras Financial Corp.
	7.63%, 08/27/17 (c)	1,136,266
	Health Care REIT, Inc.
44,965	6.50%, 03/07/17 (c)	1,232,041
56,208	6.50%, 12/31/49 ^	3,805,282
45,357	Hospitality Properties Trust
	7.13%, 01/15/17 (c)	1,220,103
62,561	Kimco Realty Corp.
	6.00%, 03/20/17 (c) †	1,675,384
44,965	National Retail Properties, Inc.
	6.63%, 02/23/17 (c)	1,221,249
54,736	NorthStar Realty Finance Corp.
	8.25%, 06/03/13 (c)	1,374,968
54,742	PS Business Parks, Inc.
	6.00%, 05/14/17 (c)	1,431,503
	Public Storage
78,202	5.20%, 01/16/18 (c) †	1,980,857
77,420	5.38%, 09/20/17 (c)	1,981,178
44,965	5.63%, 06/15/17 (c) †	1,167,741
72,337	5.75%, 03/13/17 (c)	1,877,145
71,945	5.90%, 01/12/17 (c)	1,904,384
76,246	6.35%, 07/26/16 (c)	2,074,654
58,650	6.50%, 04/14/16 (c)	1,615,221
63,930	Realty Income Corp.
	6.63%, 02/15/17 (c)	1,742,732
39,101	Regency Centers Corp.
	6.63%, 02/16/17 (c)	1,050,253
54,742	Senior Housing Properties Trust
	5.63%, 08/01/17 (c)	1,395,921
71,945	Vornado Realty LP
	7.88%, 10/01/14 (c)	1,965,537
	Vornado Realty Trust
46,922	5.40%, 01/25/18 (c)	1,168,827
46,922	5.70%, 07/18/17 (c) †	1,213,872
42,229	6.63%, 06/03/13 (c)	1,071,350
54,742	Weingarten Realty Investors
	6.50%, 06/03/13 (c)	1,382,783
		50,494,692
Reinsurance: 5.1%
62,561	Axis Capital Holdings Ltd.
	6.88%, 04/15/17 (c)	1,735,442
50,050	Everest Re Capital Trust II
	6.20%, 05/24/13 (c)	1,262,261
	PartnerRe Ltd.
39,101	5.88%, 03/01/18 (c)	1,005,678
58,455	7.25%, 06/01/16 (c)	1,668,890
62,561	Reinsurance Group of America, Inc.
	6.20%, 09/15/22 (c)	1,729,812

See Notes to Financial Statements

58

Principal Amount		Value

Reinsurance: (continued)
$39,101	RenaissanceRe Holdings Ltd.
	6.08%, 06/03/13 (c)	$1,000,204
		8,402,287
Technology: 1.0%
66,471	Pitney Bowes, Inc.
	6.70%, 03/07/18 (c)	1,695,675
Utilities: 24.5%
40,470	AES Trust III
	6.75%, 06/03/13 (c)	2,035,236
39,101	BGE Capital Trust II
	6.20%, 06/03/13 (c)	1,004,896
70,381	Constellation Energy Group, Inc.
	8.63%, 06/15/13 (c)	1,791,196
107,136	Dominion Resources, Inc., (Virginia)
	8.38%, 06/15/14 (c)	2,908,742
43,793	DTE Energy Co.
	6.50%, 12/01/16 (c)	1,217,883
78,202	Duke Energy Corp.
	5.13%, 01/15/18 (c)	1,994,933
46,922	FPL Group Capital Trust I
	5.88%, 06/03/13 (c)	1,208,241
	NextEra Energy Capital Holdings, Inc.
70,381	5.00%, 01/15/18 (c) †	1,744,745
78,202	5.13%, 11/15/17 (c)	1,978,511
54,742	5.63%, 06/15/17 (c)	1,433,146
62,561	5.70%, 03/01/17 (c)	1,662,871
50,832	5.89%, 09/01/15	2,935,040
58,650	8.75%, 03/01/14 (c)	1,577,098
70,381	PPL Capital Funding, Inc.
	5.90%, 04/30/18 (c)	1,846,797
Principal Amount		Value

Utilities: (continued)
	PPL Corp.
$76,443	8.75%, 05/01/14 (c)	$4,357,251
89,933	9.50%, 07/01/13 (c)	5,256,584
74,292	SCE Trust I
	5.63%, 06/15/17 (c)	1,987,311
62,561	SCE Trust II
	5.10%, 03/15/18 (c)	1,576,537
62,561	Xcel Energy, Inc.
	7.60%, 05/31/13 (c)	1,582,793
		40,099,811
Total Preferred Securities (Cost: $162,179,611)		163,472,267

Number of Shares

MONEY MARKET FUND: 0.0% (Cost: $512)
512	Dreyfus Government Cash Management Fund	512
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $162,180,123)		163,472,779
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.8% (Cost: $12,751,585)
12,751,585	Bank of New York Overnight Government Fund	12,751,585
Total Investments: 107.8% (Cost: $174,931,708)		176,224,364
Liabilities in excess of other assets: (7.8)%		(12,753,198)
NET ASSETS: 100.0%		$163,471,166

^	Security is convertible through date shown.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $12,442,743.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	6.3%	$11,088,088
Communications	7.4	13,051,926
Consumer, Cyclical	11.3	19,878,027
Consumer, Non-cyclical	0.4	656,874
Energy	3.4	5,917,713
Financial	4.8	8,402,287
Government	1.4	2,450,316
Industrial	5.5	9,736,858
Real Estate Investment Trusts	28.6	50,494,692
Technology	1.0	1,695,675
Utilities	22.7	40,099,811
Money Market Funds	7.2	12,752,097
	100.0%	$176,224,364

See Notes to Financial Statements

59

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$163,472,267	$-	$-	$163,472,267
Money Market Funds	12,752,097	-	-	12,752,097
Total	$176,224,364	$-	$-	$176,224,364

*	See Schedule of Investments for security type and industry sector breakouts.

See Notes to Financial Statements

60

RENMINBI BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Principal Amount			Value

CORPORATE BONDS: 80.9%
British Virgin Islands: 6.1%
CNY	1,000,000	Right Century Ltd.
		1.85%, 06/03/14	$159,908
	1,000,000	Sinochem Offshore Capital Co. Ltd.
		1.80%, 01/18/14	160,972
			320,880
Cayman Islands: 3.0%
	1,000,000	MTR Corporation Cayman Islands Ltd.
		0.63%, 06/17/13	161,935
China / Hong Kong: 39.5%
	1,000,000	Agricultural Development Bank of China
		2.98%, 06/22/14 Reg S	163,503
	1,000,000	Bank of China Ltd.
		2.90%, 09/30/13	162,511
	1,670,000	China Development Bank Corp.
		2.70%, 11/11/13	272,517
	1,750,000	China Power International Development Ltd.
		3.20%, 12/23/15	280,714
	500,000	China Resources Power Holdings Co. Ltd.
		2.90%, 11/12/13	81,208
	1,000,000	Export-Import Bank of China
		2.70%, 04/07/14 Reg S	163,119
	1,000,000	Hai Chao Trading Co. Ltd.
		2.00%, 08/04/14 Reg S	158,777
	3,000,000	HKCG Finance Ltd.
		1.40%, 04/11/16	467,689
	1,000,000	Industrial & Commercial Bank of China Asia Ltd.
		6.00%, 11/05/16 (c) Reg S	176,945
	1,000,000	Shanghai Baosteel Group Corp.
		3.50%, 12/01/14 Reg S	163,805
			2,090,788
Principal Amount			Value

Germany: 9.2%
CNY	3,000,000	BSH Bosch und Siemens Hausgeraete GmbH
		2.38%, 09/29/14 Reg S	$486,369
Luxembourg: 3.1%
	1,000,000	VTB Bank OJSC
		2.95%, 12/23/13 Reg S	162,024
Malaysia: 3.1%
	1,000,000	Axiata SPV2 Bhd
		3.75%, 09/18/14 Reg S	164,218
Netherlands: 6.1%
	2,000,000	Volkswagen International Finance NV
		2.15%, 05/23/16	322,143
Singapore: 3.1%
	1,000,000	Global Logistic Properties Ltd.
		3.38%, 05/11/16 Reg S	163,724
United Kingdom: 3.1%
	1,000,000	HSBC Bank Plc
		2.88%, 04/30/15 Reg S	165,394
United States: 4.6%
	1,000,000	Caterpillar Financial Services Corp.
		1.35%, 07/12/13 Reg S	161,997
	500,000	McDonald’s Corp.
		3.00%, 09/16/13	81,332
			243,329
Total Corporate Bonds (Cost: $4,126,926)			4,280,804
GOVERNMENT OBLIGATIONS: 15.4%
China / Hong Kong: 15.4%
		China Government Bonds
	1,000,000	1.80%, 12/01/15	161,956
	1,000,000	2.36%, 08/18/21 Reg S	159,507
	500,000	2.48%, 12/01/20	80,977
	2,500,000	2.56%, 06/29/17 Reg S	413,093
			815,533
Total Investments: 96.3% (Cost: $4,918,887)			5,096,337
Other assets less liabilities: 3.7%			196,901
NET ASSETS: 100.0%			$5,293,238

CNY	Chinese Yuan
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

61

RENMINBI BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector (unaudited)	% of Investments	Value
Appliances	9.5%	$486,369
Auto - Cars / Light Trucks	6.3	322,143
Chemicals - Diversified	3.2	160,972
Commercial Banking Institution	13.1	666,874
Electric - Generation	7.1	361,922
Finance - Commercial	3.2	161,997
Food - Miscellaneous / Diversified	3.1	159,908
Gas-Distribution	9.2	467,689
Government	16.0	815,533
Investment Companies	3.2	161,935
Real Estate Operation / Development	3.2	163,724
Retail - Restaurants	1.6	81,332
Rubber - Tires	3.1	158,777
Special Purpose Banks	11.8	599,139
Steel - Producers	3.2	163,805
Telecommunication Equipment	3.2	164,218
	100.0%	$5,096,337

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$-	$4,280,804	$-	$4,280,804
Government Obligations*	-	815,533	-	815,533
Total	$-	$5,096,337	$-	$5,096,337

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

62

TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2013

Principal Amount		Value

CORPORATE BONDS: 97.2%
Basic Materials: 1.1%
	Novelis, Inc.
$100,000	8.75%,12/15/15 (c)	$114,000
Communications: 23.2%
	Cablevision Systems Corp.
200,000	8.63%,09/15/17 (c) Ω	238,500
	CCO Holdings LLC / CCO Holdings Capital Corp.
300,000	7.25%,10/30/13 (c)	325,500
	CenturyLink, Inc.
100,000	5.80%,03/15/22 (c)	106,034
	Cequel Communications Holdings I LLC / Cequel Capital Corp.
100,000	6.38%,09/15/15 (c) 144A	107,000
	Clear Channel Communications, Inc.
100,000	9.00%,07/15/15 (c) 144A	100,500
	Clear Channel Worldwide Holdings, Inc.
100,000	6.50%,11/15/17 (c) 144A	107,750
	Crown Castle International Corp.
100,000	5.25%,01/15/23 (c)	105,125
	DISH DBS Corp.
300,000	7.13%,02/01/16 (c) Ω	333,000
	Frontier Communications Corp.
150,000	8.25%,04/15/17 (c)	177,562
	Level 3 Financing, Inc.
100,000	8.13%,07/01/15 (c)	110,750
	NII Capital Corp.
50,000	8.88%,12/15/14 (c)	47,250
	Sprint Nextel Corp.
200,000	8.38%,08/15/17 (c)	234,000
200,000	9.13%,03/01/17 (c) Ω	236,500
	Windstream Corp.
100,000	7.88%,11/01/17 (c)	117,250
		2,346,721
Consumer, Cyclical: 12.5%
	Caesars Entertainment Operating Co., Inc.
100,000	10.00%,12/15/13 (c)	62,000
200,000	11.25%,06/03/13 (c)	212,500
	Chrysler Group LLC / CG Co-Issuer, Inc.
200,000	8.25%,06/15/16 (c)	230,500
	HD Supply, Inc.
200,000	7.50%,10/15/16 (c) 144A	217,000
	Ltd Brands, Inc.
100,000	6.63%,04/01/21 (c)	115,375
	MGM Resorts International
200,000	6.63%,07/15/15 (c)	220,000
	Rite Aid Corp.
100,000	9.50%,06/03/13 (c)	104,125
	The Goodyear Tire & Rubber Co.
100,000	6.50%,03/01/16 (c)	105,125
		1,266,625
Consumer, Non-cyclical: 17.6%
	Biomet, Inc.
100,000	6.50%,08/01/15 (c) 144A	109,375
	CHS/Community Health Systems, Inc.
100,000	8.00%,11/15/15 (c)	113,875
	DaVita HealthCare Partners, Inc.
100,000	6.63%,11/01/14 (c)	110,125
Principal Amount		Value

Consumer, Non-cyclical: (continued)
	Fresenius Medical Care US Finance II, Inc.
$100,000	5.63%,07/31/19 (c) 144A	$112,250
	HCA, Inc.
350,000	6.50%,02/15/20 (c)	405,126
	Reynolds Group Issuer, Inc.
100,000	5.75%,10/15/15 (c)	105,000
100,000	9.00%,10/15/14 (c)	108,500
	Tenet Healthcare Corp.
200,000	4.75%,06/01/20 (c) 144A	208,500
	The Hertz Corp.
100,000	7.38%,01/15/16 (c)	113,750
	United Rentals North America, Inc.
150,000	8.38%,09/15/15 (c)	170,250
	Valeant Pharmaceuticals International
200,000	6.38%,10/15/16 (c) 144A	222,500
		1,779,251
Energy: 15.3%
	Chesapeake Energy Corp.
200,000	9.50%,02/15/15 (c) Ω	227,000
	CONSOL Energy, Inc.
100,000	8.00%,04/01/14 (c)	108,500
	El Paso Corp.
200,000	7.75%,01/15/32 (c)	228,935
	Energy Transfer Equity LP
100,000	7.50%,10/15/20 (c)	117,500
	EP Energy LLC / Everest Acquisition Finance, Inc.
100,000	6.88%,05/01/15 (c)	110,000
	Linn Energy LLC / Linn Energy Finance Corp.
200,000	8.63%,04/15/15 (c)	224,500
	Peabody Energy Corp.
100,000	6.00%,11/15/18 (c)	108,375
	Plains Exploration & Production Co.
100,000	6.13%,06/15/16 (c)	111,375
	Sabine Pass Liquefaction LLC
200,000	5.63%,02/01/21 (c) 144A	207,500
	SandRidge Energy, Inc.
100,000	8.13%,04/15/17 (c)	107,000
		1,550,685
Financial: 14.1%
	Ally Financial, Inc.
350,000	8.00%,11/01/31	462,437
	CIT Group, Inc.
300,000	5.50%,02/15/19 (c) 144A Ω	339,750
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
100,000	8.00%,01/15/14 (c)	107,750
	International Lease Finance Corp.
300,000	8.75%,03/15/17 Ω	362,250
	Springleaf Finance Corp.
150,000	5.40%,12/01/15	157,312
		1,429,499
Industrial: 3.9%
	Case New Holland, Inc.
100,000	7.88%,12/01/17 (c)	119,500
	Sealed Air Corp.
100,000	8.38%,09/15/16 (c) 144A	117,500

See Notes to Financial Statements

63

TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Industrial: (continued)
	TransDigm, Inc.
$100,000	5.50%,10/15/15 (c) 144A	$107,250
50,000	7.75%,12/15/14 (c)	55,625
		399,875
Technology: 3.8%
	First Data Corp.
300,000	12.63%,01/15/16 (c)	327,000
	Freescale Semiconductor, Inc.
50,000	8.05%,06/01/15 (c)	54,125
		381,125
Utilities: 5.7%
	AES Corp./VA
150,000	8.00%,10/15/17 (c)	180,375
	Calpine Corp.
150,000	7.50%,11/01/15 (c) 144A	170,250
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
100,000	10.00%,12/01/15 (c)	115,000
	NRG Energy, Inc.
100,000	7.63%,01/15/18 (c)	116,375
		582,000
Total Corporate Bonds (Cost: $9,681,390)		9,849,781
Number of Shares		Value

MONEY MARKET FUND: 2.0% (Cost: $201,375)
201,375	Dreyfus Government Cash Management Fund	$201,375
Total Investments: 99.2% (Cost: $9,882,765)		10,051,156
Other assets less liabilities: 0.8%		84,917
NET ASSETS: 100.0%		10,136,073

Principal Amount
SECURITIES SOLD SHORT: (96.7)%
GOVERNMENT OBLIGATIONS: (96.7)%
	United States Treasury Notes
$(2,444,500)	0.63%,09/30/17	(2,450,802)
(2,428,500)	0.75%,06/30/17	(2,451,646)
(2,439,300)	0.75%,12/31/17	(2,454,927)
(2,434,000)	0.75%,03/31/18	(2,445,028)
Total Government Obligations (Proceeds: $(9,751,537))		(9,802,403)
Total Securities Sold Short (Proceeds: $(9,751,537))		$(9,802,403)

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,309,875, or 42.5% of net assets.
Ω	All or a portion of these securities are segregated for securities sold short. Total value of the securities segregated, including cash on deposit with broker, is $11,482,498.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.1%	$114,000
Communications	23.4	2,346,721
Consumer, Cyclical	12.6	1,266,625
Consumer, Non-cyclical	17.7	1,779,251
Energy	15.4	1,550,685
Financial	14.2	1,429,499
Industrial	4.0	399,875
Technology	3.8	381,125
Utilities	5.8	582,000
Money Market Funds	2.0	201,375
	100.0%	$10,051,156

See Notes to Financial Statements

64

The summary of inputs used to value the Fund’s investments as of April 30, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Long positions	Prices	Inputs	Inputs	Value
Corporate Bonds*	$-	$9,849,781	$-	$9,849,781
Money Market Fund	201,375	-	-	201,375
Total	$201,375	$9,849,781	$-	$10,051,156

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Short positions	Prices	Inputs	Inputs	Value
Government Obligations	$-	$(9,802,403)	$-	$(9,802,403)

*	See Schedule of Investments for security type and industry sector breakouts.

See Notes to Financial Statements

65

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2013

	BDC	Emerging Markets High Yield	Emerging Markets Local Currency	Fallen Angel High Yield
	Income ETF	Bond ETF	Bond ETF	Bond ETF
Assets:
Investments, at value (1)(2)	$11,409,698	$242,838,727	$1,443,577,132	$10,858,393
Short term investment held as collateral for securities loaned (3)	-	-	2,764,428	-
Cash	-	1,955,317	2,421	1,815
Cash denominated in foreign currency, at value (4)	-	-	22,924,778	-
Deposits with broker for securities sold short	-	-	-	-
Receivables:
Investment securities sold	-	-	18,614,199	-
Shares sold	1,306	-	-	-
Due from Adviser	18,436	-	-	11,922
Dividends and interest	9,294	3,994,986	24,754,955	192,828
Prepaid expenses	9,259	112	5,609	66
Total assets	11,447,993	248,789,142	1,512,643,522	11,065,024

Liabilities:
Securities sold short (5)	-	-	-	-
Payables:
Investment securities purchased	-	1,632,867	4,205,378	-
Collateral for securities loaned	-	-	2,764,428	-
Line of credit	-	-	-	-
Shares redeemed	-	-	-	-
Due to Adviser	-	45,687	412,598	-
Due to custodian	22,649	-	-	-
Deferred Trustee fees	-	213	16,164	97
Accrued expenses	27,134	30,601	247,375	47,676
Total liabilities	49,783	1,709,368	7,645,943	47,773
NET ASSETS	$11,398,210	$247,079,774	$1,504,997,579	$11,017,251
Shares outstanding	550,000	9,200,000	54,600,000	400,000
Net asset value, redemption and offering price per share	$20.72	$26.86	$27.56	$27.54

Net assets consist of:
Aggregate paid in capital	$11,082,881	$245,391,448	$1,463,300,892	$10,005,925
Net unrealized appreciation	309,552	728,175	42,905,253	949,375
Undistributed (accumulated) net investment income (loss)	5,777	847,296	(849,284)	56,432
Accumulated net realized gain (loss)	-	112,855	(359,282)	5,519
	$11,398,210	$247,079,774	$1,504,997,579	$11,017,251
(1) Value of securities on loan	$-	$-	$2,566,766	$-
(2) Cost of investments	$11,100,146	$242,110,558	$1,400,804,152	$9,909,019
(3) Cost of short term investment held as collateral for securities loaned	$-	$-	$2,764,428	$-
(4) Cost of cash denominated in foreign currency	$-	$-	$22,818,618	$-
(5) Proceeds for securities sold short	$-	$-	$-	$-

See Notes to Financial Statements

66

International	Investment	LatAm	Mortgage REIT	Preferred		Treasury-Hedged
High Yield	Grade Floating	Aggregate	Income	Securities	Renminbi	High Yield
Bond ETF	Rate ETF	Bond ETF	ETF	ex Financials ETF	Bond ETF	Bond ETF

$265,778,622	$17,520,003	$47,192,131	$130,979,863	$163,472,779	$5,096,337	$10,051,156
5,897,193	-	370,000	1,045,853	12,751,585	-	-
1,231,976	2,387	1,905	-	32,294	-	-
1,828,927	-	96,099	-	-	245,259	-
-	-	-	-	-	-	9,745,498
603,369	-	112,220	10,312	151,170	-	-
-	-	2,694,168	9	29,678	-	-
-	-	-	-	-	8,403	20,856
5,812,738	18,083	849,868	1,488	346,606	37,123	153,888
644	55	55	428	-	35	-
281,153,469	17,540,528	51,316,446	132,037,953	176,784,112	5,387,157	19,971,398

-	-	-	-	-	-	9,802,403

1,399,981	-	3,306,434	1,555	-	-	-
5,897,193	-	370,000	1,045,853	12,751,585	-	-
-	-	-	-	315,000	-	-
12,319	-	-	-	187,157	-	-
49,258	5,723	5,938	17,020	33,014	-	-
-	-	-	25,145	-	21,844	-
812	171	166	870	532	80	-
58,247	72,904	62,603	63,614	25,658	71,995	32,922
7,417,810	78,798	3,745,141	1,154,057	13,312,946	93,919	9,835,325
$273,735,659	$17,461,730	$47,571,305	$130,883,896	$163,471,166	$5,293,238	$10,136,073
10,000,000	700,000	1,800,000	4,450,000	7,900,000	200,000	400,000
$27.37	$24.95	$26.43	$29.41	$20.69	$26.47	$25.34

$262,888,457	$17,365,800	$46,939,348	$123,230,055	$162,692,100	$5,062,679	$10,003,834
9,473,972	89,887	627,838	7,674,600	1,292,656	182,190	117,525
1,155,810	10,136	107,790	287,125	435,166	49,252	24,814
217,420	(4,093)	(103,671)	(307,884)	(948,756)	(883)	(10,100)
$273,735,659	$17,461,730	$47,571,305	$130,883,896	$163,471,166	$5,293,238	$10,136,073
$5,734,848	$-	$362,085	$1,021,811	$12,442,743	$-	$-
$256,341,484	$17,430,116	$46,576,811	$123,305,263	$162,180,123	$4,918,887	$9,882,765

$5,897,193	$-	$370,000	$1,045,853	$12,751,585	$-	$-
$1,818,103	$-	$92,107	$-	$-	$240,759	$-
$-	$-	$-	$-	$-	$-	$9,751,537

See Notes to Financial Statements

67

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2013

	BDC Income	Emerging Markets High Yield	Emerging Markets Local Currency	Fallen Angel High Yield
	ETF (a)	Bond ETF (b)	Bond ETF	Bond ETF
Income:
Dividends	$68,886	$-	$-	$-
Interest	-	2,439,465	61,495,813	690,739
Securities lending income	-	295	22,762	1,209
Foreign taxes withheld	-	(1,221)	(752,034)	-
Total income	68,886	2,438,539	60,766,541	691,948

Expenses:
Management fees	3,827	148,168	3,687,803	42,195
Professional fees	23,314	22,085	138,802	24,749
Insurance	-	228	12,185	155
Trustees’ fees and expenses	50	352	17,905	286
Reports to shareholders	8,754	26,190	110,906	25,117
Indicative optimized portfolio value fee	5,383	21,399	24,652	29,580
Custodian fees	1,166	20,791	854,306	11,036
Registration fees	2,730	8,359	60,808	9,878
Transfer agent fees	151	921	2,356	1,101
Fund accounting fees	1,522	9,789	103,332	11,285
Interest on securities sold short	-	-	-	-
Interest	-	-	3,326	12
Other	102	365	10,775	334
Total expenses	46,999	258,647	5,027,156	155,728
Waiver of management fees	(3,827)	(110,478)	(25,099)	(42,195)
Expenses assumed by the Adviser	(39,345)	-	-	(71,326)
Net expenses	3,827	148,169	5,002,057	42,207
Net investment income	65,059	$2,290,370	55,764,484	649,741

Net realized gain (loss) on:
Investments	-	122,951	(7,840,810)	53,519
Securities sold short	-	-	-	-
In-kind redemptions	9,775	10,566	2,788,316	-
Foreign currency transactions and foreign denominated assets and liabilities	-	90	(416,684)	-
Net realized gain (loss)	9,775	133,607	(5,469,178)	53,519

Net change in unrealized appreciation (depreciation) on:
Investments	309,552	728,175	51,276,391	902,194
Securities sold short	-	-	-	-
Foreign currency transactions and foreign denominated assets and liabilities	-	-	113,977	-
Net change in unrealized appreciation (depreciation)	309,552	728,175	51,390,368	902,194
Net Increase in Net Assets Resulting from Operations	$384,386	$3,152,152	$101,685,674	$1,605,454

(a)	Commencement of operations for BDC Income ETF was February 11, 2013.
(b)	Commencement of operations for Emerging Markets High Yield Bond ETF was May 8, 2012.
(c)	Commencement of operations for Preferred Securities ex Financials ETF was July 16, 2012.
(d)	Commencement of operations for Treasury-Hedged High Yield Bond ETF was March 21, 2013.

See Notes to Financial Statements

68

International	Investment	LatAm	Mortgage REIT	Preferred		Treasury-Hedged
High Yield	Grade Floating	Aggregate	Income	Securities	Renminbi	High Yield
Bond ETF	Rate ETF	Bond ETF	ETF	ex Financials ETF (c)	Bond ETF	Bond ETF (d)

$-	$-	$-	$9,780,827	$5,029,080	$-	$-
7,842,032	106,130	720,929	-	-	125,717	41,704
16,906	54	988	12,521	6,806	-	-
(4,121)	(11)	(108)	-	-	-	-
7,854,817	106,173	721,809	9,793,348	5,035,886	125,717	41,704

503,179	33,664	46,299	325,112	302,125	18,037	4,937
31,009	30,222	29,578	40,441	22,913	25,520	23,595
292	136	134	708	-	76	-
421	180	185	1,633	359	137	51
28,157	4,455	3,780	16,031	21,175	4,021	1,026
21,835	21,819	21,879	16,652	8,846	22,172	4,274
53,998	8,814	15,932	10,249	10,261	10,634	718
10,454	10,389	11,182	13,882	16,098	10,771	2,747
898	2,405	2,402	2,302	506	2,052	103
11,312	30,095	36,061	31,726	4,841	30,883	718
-	-	-	-	-	-	11,358
144	57	298	11,701	1,703	-	46
1,331	531	428	782	399	211	103
663,030	142,767	168,158	471,219	389,226	124,514	49,676
(159,706)	(33,664)	(46,299)	(134,407)	(85,398)	(18,037)	(4,937)
-	(90,771)	(56,737)	-	-	(86,378)	(27,849)
503,324	18,332	65,122	336,812	303,828	20,099	16,890
7,351,493	87,841	656,687	9,456,536	4,732,058	105,618	24,814

165,580	(22)	(197,670)	(417,675)	(982,681)	37,495	-
-	-	-	-	-	-	(10,100)
-	-	-	5,366,090	928,513	-	-

(6,419)	-	(4,496)	-	-	5,497	-
159,161	(22)	(202,166)	4,948,415	(54,168)	42,992	(10,100)

9,483,785	233,466	620,553	6,077,381	1,292,656	129,800	168,391
-	-	-	-	-	-	(50,866)

33,229	-	25,172	-	-	4,944	-
9,517,014	233,466	645,725	6,077,381	1,292,656	134,744	117,525
$17,027,668	$321,285	$1,100,246	$20,482,332	$5,970,546	$283,354	$132,239

See Notes to Financial Statements

69

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

		Emerging
		Markets High
	BDC Income ETF	Yield Bond ETF
	For the Period	For the Period
	February 11, 2013*	May 8, 2012*
	through	through
	April 30, 2013	April 30, 2013
Operations:
Net investment income	$65,059	$2,290,370
Net realized gain (loss)	9,775	133,607
Net change in unrealized appreciation (depreciation)	309,552	728,175
Net increase (decrease) in net assets resulting from operations	384,386	3,152,152

Dividends and Distributions to shareholders:
Dividends from net investment income	(62,100)	(1,443,660)
Distributions from net realized capital gains	-	(9,600)
Return of capital	-	-
Total Dividends and Distributions	(62,100)	(1,453,260)

Share transactions:* *
Proceeds from sale of shares	13,141,140	250,559,626
Cost of shares redeemed	(2,065,216)	(5,178,744)
Increase in net assets resulting from share transactions	11,075,924	245,380,882
Total increase in net assets	11,398,210	247,079,774
Net Assets, beginning of period	-	-
Net Assets, end of period†	$11,398,210	$247,079,774
† Including undistributed (accumulated) net investment income (loss)	$5,777	$847,296

* * Shares of Common Stock Issued (no par value)
Shares sold	650,000	9,400,000
Shares redeemed	(100,000)	(200,000)
Net increase	550,000	9,200,000

*	Commencement of operations

See Notes to Financial Statements

70

Emerging Markets
Local Currency Bond ETF		Fallen Angel High Yield Bond ETF		International High Yield Bond ETF
			For the Period		For the Period
For the	For the	For the	April 10, 2012*	For the	April 2, 2012*
Year Ended	Year Ended	Year Ended	through	Year Ended	through
April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012

$55,764,484	$29,282,203	$649,741	$26,851	$7,351,493	$78,446
(5,469,178)	(8,363,260)	53,519	-	159,161	6,610
51,390,368	(23,368,336)	902,194	47,181	9,517,014	(43,042)
101,685,674	(2,449,393)	1,605,454	74,032	17,027,668	42,014

(46,809,956)	(25,202,120)	(620,160)	-	(6,222,480)	-
-	-	(48,000)	-	-	-
(1,604,444)	-	-	-	-	-
(48,414,400)	(25,202,120)	(668,160)	-	(6,222,480)	-

858,427,461	514,078,093	-	10,005,925	247,924,678	19,901,069
(147,810,259)	(94,847,819)	-	-	(4,937,290)	-
710,617,202	419,230,274	-	10,005,925	242,987,388	19,901,069
763,888,476	391,578,761	937,294	10,079,957	253,792,576	19,943,083
741,109,103	349,530,342	10,079,957	-	19,943,083	-
$1,504,997,579	$741,109,103	$11,017,251	$10,079,957	$273,735,659	$19,943,083
$(849,284)	$(750,599)	$56,432	$26,851	$1,155,810	$85,056

32,000,000	19,400,000	-	400,000	9,400,000	800,000
(5,600,000)	(3,800,000)	-	-	(200,000)	-
26,400,000	15,600,000	-	400,000	9,200,000	800,000

See Notes to Financial Statements

71

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Investment Grade Floating Rate ETF		LatAm Aggregate Bond ETF
				For the Period
	For the	For the	For the	May 11, 2011*
	Year Ended	Year Ended	Year Ended	through
	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012
Operations:
Net investment income	$87,841	$75,367	$656,687	$390,203
Net realized gain (loss)	(22)	(144,828)	(202,166)	(1,455)
Net change in unrealized appreciation (depreciation)	233,466	(146,123)	645,725	(17,887)
Net increase (decrease) in net assets resulting from operations	321,285	(215,584)	1,100,246	370,861

Dividends and Distributions to shareholders:
Dividends from net investment income	(86,220)	(67,030)	(474,290)	(356,460)
Distributions from net realized capital gains	-	-	(4,800)	(3,600)
Total Dividends and Distributions	(86,220)	(67,030)	(479,090)	(360,060)

Share transactions:* *
Proceeds from sale of shares	9,944,577	4,932,247	39,367,596	7,571,752
Cost of shares redeemed	-	(2,332,206)	-	-
Increase in net assets resulting from share transactions	9,944,577	2,600,041	39,367,596	7,571,752
Total increase in net assets	10,179,642	2,317,427	39,988,752	7,582,553
Net Assets, beginning of period	7,282,088	4,964,661	7,582,553	-
Net Assets, end of period†	$17,461,730	$7,282,088	$47,571,305	$7,582,553
† Including undistributed net investment income	$10,136	$8,496	$107,790	$17,794

* * Shares of Common Stock Issued (no par value)
Shares sold	400,000	200,000	1,500,000	300,000
Shares redeemed	-	(100,000)	-	-
Net increase	400,000	100,000	1,500,000	300,000

*	Commencement of operations

See Notes to Financial Statements

72

		Preferred Securities
Mortgage REIT Income ETF		ex Financials ETF	Renminbi Bond ETF
	For the Period	For the Period		For the Period
For the	August 16, 2011*	July 16, 2012*	For the	October 11, 2011*
Year Ended	through	through	Year Ended	through
April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2013	April 30, 2012

$9,456,536	$1,580,092	$4,732,058	$105,618	$53,448
4,948,415	(10,574)	(54,168)	42,992	1,109
6,077,381	1,597,219	1,292,656	134,744	47,446

20,482,332	3,166,737	5,970,546	283,354	102,003

(8,583,960)	(1,384,050)	(4,266,300)	(111,280)	(43,560)
(559,710)	-	-	-	-
(9,143,670)	(1,384,050)	(4,266,300)	(111,280)	(43,560)

118,577,667	33,700,091	174,044,912	-	5,062,721
(33,260,902)	(1,254,309)	(12,277,992)	-	-
85,316,765	32,445,782	161,766,920	-	5,062,721
96,655,427	34,228,469	163,471,166	172,074	5,121,164
34,228,469	-	-	5,121,164	-
$130,883,896	$34,228,469	$163,471,166	$5,293,238	$5,121,164
$287,125	$145,169	$435,166	$49,252	$11,880

4,350,000	1,400,000	8,500,000	-	200,000
(1,250,000)	(50,000)	(600,000)	-	-
3,100,000	1,350,000	7,900,000	-	200,000

See Notes to Financial Statements

73

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

Treasury-Hedged High Yield Bond ETF
Operations:	For the Period March 21, 2013* through April 30, 2013
Net investment income	$24,814
Net realized loss	(10,100)
Net change in unrealized appreciation (depreciation)	117,525
Net increase in net assets resulting from operations	132,239

Share transactions:* *
Proceeds from sale of shares	10,003,834
Increase in net assets resulting from share transactions	10,003,834
Total increase in net assets	10,136,073
Net Assets, beginning of period	-
Net Assets, end of period†	$10,136,073
† Including undistributed net investment income	$24,814

* * Shares of Common Stock Issued (no par value)
Shares sold	400,000
Net increase	400,000

*	Commencement of operations
74

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC INCOME ETF
	For the Period February 11, 2013 (a) through April 30, 2013
Net asset value, beginning of period	$19.98
Income from investment operations:
Net investment income	0.21
Net realized and unrealized gain on investments	0.74
Total from investment operations	0.95
Less:
Dividends from net investment income	(0.21)
Net asset value, end of period	$20.72
Total return (b)	4.79	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$11,398
Ratio of gross expenses to average net assets	4.82	%(d)
Ratio of net expenses to average net assets	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)
Ratio of net investment income to average net assets	6.67	%(d)
Portfolio turnover rate	0	%(c)

	EMERGING MARKETS HIGH YIELD BOND ETF
	For the Period May 8, 2012 (a) through April 30, 2013
Net asset value, beginning of period	$25.03
Income from investment operations:
Net investment income	1.54
Net realized and unrealized gain on investments	1.75
Total from investment operations	3.29
Less:
Dividends from net investment income	(1.45)
Distributions from net realized gains	(0.01)
Total dividends and distributions	(1.46)
Net asset value, end of period	$26.86
Total return (b)	13.47	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$247,080
Ratio of gross expenses to average net assets	0.69	%(d)
Ratio of net expenses to average net assets	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)
Ratio of net investment income to average net assets	6.09	%(d)
Portfolio turnover rate	20	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
75

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	EMERGING MARKETS LOCAL CURRENCY BOND ETF
	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period July 22, 2010 (a) through April 30, 2011
Net asset value, beginning of period	$26.28	$27.74	$25.11
Income from investment operations:
Net investment income	1.36	1.41	0.96
Net realized and unrealized gain (loss) on investments	1.13	(1.54)	2.51
Total from investment operations	2.49	(0.13)	3.47
Less:
Dividends from net investment income	(1.14)	(1.33)	(0.84)
Return of capital	(0.07)	-	-
Total dividends	(1.21)	(1.33)	(0.84)
Net asset value, end of period	$27.56	$26.28	$27.74
Total return (b)	9.75%	(0.34)%	14.02	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,504,998	$741,109	$349,530
Ratio of gross expenses to average net assets	0.48%	0.47%	0.49	%(d)
Ratio of net expenses to average net assets	0.47%	0.47%	0.49	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.47%	0.47%	0.48	%(d)
Ratio of net investment income to average net assets	5.28%	5.71%	5.60	%(d)
Portfolio turnover rate	16%	21%	3	%(c)

	FALLEN ANGEL HIGH YIELD BOND ETF
	For the Year Ended April 30, 2013	For the Period April 10, 2012 (a) through April 30, 2012
Net asset value, beginning of period	$25.20	$25.00
Income from investment operations:
Net investment income	1.62	0.07
Net realized and unrealized gain on investments	2.39	0.13
Total from investment operations	4.01	0.20
Less:
Dividends from net investment income	(1.55)	-
Distributions from net realized gains	(0.12)	-
Total dividends and distributions	(1.67)	-
Net asset value, end of period	$27.54	$25.20
Total return (b)	16.40%	0.80	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$11,017	$10,080
Ratio of gross expenses to average net assets	1.48%	6.27	%(d)
Ratio of net expenses to average net assets	0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	6.16%	4.90	%(d)
Portfolio turnover rate	34%	0	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

76

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	INTERNATIONAL HIGH YIELD BOND ETF
	For the Year Ended April 30, 2013	For the Period April 2, 2012 (a) through April 30, 2012
Net asset value, beginning of period	$24.93	$24.96
Income from investment operations:
Net investment income	1.43	0.10
Net realized and unrealized gain (loss) on investments	2.43	(0.13)
Total from investment operations	3.86	(0.03)
Less:
Dividends from net investment income	(1.42)	-
Net asset value, end of period	$27.37	$24.93
Total return (b)	16.01%	(0.12	)%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$273,736	$19,943
Ratio of gross expenses to average net assets	0.52%	2.85	%(d)
Ratio of net expenses to average net assets	0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	5.81%	5.65	%(d)
Portfolio turnover rate	11%	0	%(c)

	INVESTMENT GRADE FLOATING RATE ETF
	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period April 25, 2011 (a) through April 30, 2011
Net asset value, beginning of period	$24.27	$24.82	$24.82
Income from investment operations:
Net investment income	0.23	0.23	-	(e)
Net realized and unrealized gain (loss) on investments	0.69	(0.58)	-
Total from investment operations	0.92	(0.35)	-
Less:
Dividends from net investment income	(0.24)	(0.20)	-
Net asset value, end of period	$24.95	$24.27	$24.82
Total return (b)	3.82%	(1.40)%	0.00	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$17,462	$7,282	$4,965
Ratio of gross expenses to average net assets	1.48%	1.92%	30.87	%(d)
Ratio of net expenses to average net assets	0.19%	0.19%	0.19	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.19%	0.19%	0.19	%(d)
Ratio of net investment income (loss) to average net assets	0.91%	0.95%	(0.15	)%(d)
Portfolio turnover rate	5%	14%	0	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

77

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	LATAM AGGREGATE BOND ETF
	For the Year Ended April 30, 2013	For the Period May 11, 2011 (a) through April 30, 2012
Net asset value, beginning of period	$25.28	$25.00
Income from investment operations:
Net investment income	1.16	1.30
Net realized and unrealized gain on investments	1.10	0.18
Total from investment operations	2.26	1.48
Less:
Dividends from net investment income	(1.10)	(1.19)
Distributions from net realized gains	(0.01)	(0.01)
Total dividends and distributions	(1.11)	(1.20)
Net asset value, end of period	$26.43	$25.28
Total return (b)	9.25%	6.05	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$47,571	$7,583
Ratio of gross expenses to average net assets	1.26%	1.92	%(d)
Ratio of net expenses to average net assets	0.49%	0.49	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.49%	0.49	%(d)
Ratio of net investment income to average net assets	4.92%	5.44	%(d)
Portfolio turnover rate	11%	11	%(c)

	MORTGAGE REIT INCOME ETF
	For the Year Ended April 30, 2013	For the Period August 16, 2011 (a) through April 30, 2012
Net asset value, beginning of period	$25.35	$24.85
Income from investment operations:
Net investment income	2.84	2.07
Net realized and unrealized gain on investments	4.08	0.36
Total from investment operations	6.92	2.43
Less:
Dividends from net investment income	(2.72)	(1.93)
Distributions from net realized gains	(0.14)	-
Total dividends and distributions	(2.86)	(1.93)
Net asset value, end of period	$29.41	$25.35
Total return (b)	28.75%	10.87	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$130,884	$34,228
Ratio of gross expenses to average net assets	0.58%	1.19	%(d)
Ratio of net expenses to average net assets	0.41%	0.41	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	11.60%	14.50	%(d)
Portfolio turnover rate	6%	8	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

78

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	PREFERRED SECURITIES EX FINANCIALS ETF
	For the Period July 16, 2012 (a) through April 30, 2013
Net asset value, beginning of period	$20.06
Income from investment operations:
Net investment income	0.89
Net realized and unrealized gain on investments	0.57
Total from investment operations	1.46
Less:
Dividends from net investment income	(0.83)
Net asset value, end of period	$20.69
Total return (b)	7.38	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$163,471
Ratio of gross expenses to average net assets	0.51	%(d)
Ratio of net expenses to average net assets	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)
Ratio of net investment income to average net assets	6.25	%(d)
Portfolio turnover rate	21	%(c)

	RENMINBI BOND ETF
	For the Year Ended April 30, 2013	For the Period October 11, 2011 (a) through April 30, 2012
Net asset value, beginning of period	$25.61	$24.93
Income from investment operations:
Net investment income	0.53	0.27
Net realized and unrealized gain on investments	0.89	0.63
Total from investment operations	1.42	0.90
Less:
Dividends from net investment income	(0.56)	(0.22)
Net asset value, end of period	$26.47	$25.61
Total return (b)	5.61%	3.61	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,293	$5,121
Ratio of gross expenses to average net assets	2.42%	3.32	%(d)
Ratio of net expenses to average net assets	0.39%	0.39	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.39%	0.39	%(d)
Ratio of net investment income to average net assets	2.05%	2.01	%(d)
Portfolio turnover rate	26%	11	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

79

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	TREASURY-HEDGED HIGH YIELD BOND ETF
	For the Period March 21, 2013 (a) through April 30, 2013
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain on investments	0.28
Total from investment operations	0.34
Net asset value, end of period	$25.34
Total return (b)	1.36	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$10,136
Ratio of gross expenses to average net assets	4.53	%(d)
Ratio of net expenses to average net assets	1.54	%(d)
Ratio of net expenses, excluding interest expense and interest on securities sold short, to average net assets	0.50	%(d)
Ratio of net investment income to average net assets	2.26	%(d)
Portfolio turnover rate	124	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

80

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2013

Note 1–Fund Organization–Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of April 30, 2013, offers fifty-two investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: BDC Income ETF (“BDC Income”), Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”), Emerging Markets Local Currency Bond ETF (“Emerging Markets Local Currency”), Fallen Angel High Yield Bond ETF (“Fallen Angel”), International High Yield Bond ETF (“International High Yield”), Investment Grade Floating Rate ETF (“Investment Grade”), LatAm Aggregate Bond ETF (“LatAm”), Mortgage REIT Income ETF (“Mortgage REIT”), Preferred Securities ex Financials ETF (“Preferred Securities”), Renminbi Bond ETF (“Renminbi”) and Treasury-Hedged High Yield Bond ETF (“Treasury-Hedged”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its Index. The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the Index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. BDC Income, Mortgage REIT and Preferred Securities seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index.

The Funds’ commencement of operations dates and their respective indices are presented below:

Commencement
Fund	of Operations	Index
BDC Income	February 11, 2013	Market Vectors® U.S. Business Development Companies Index*
Emerging Markets
High Yield	May 8, 2012	The BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index
Emerging Markets
Local Currency	July 22, 2010	JP Morgan Government Bond Index-Emerging Markets Global Core
Fallen Angel	April 10, 2012	The BofA Merrill Lynch US Fallen Angel High Yield Index
International High Yield	April 2, 2012	The BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index
Investment Grade	April 25, 2011	Market Vectors® Investment Grade Floating Rate Index*
LatAm	May 11, 2011	The BofA Merrill Lynch Broad Latin America Bond Index
Mortgage REIT	August 16, 2011	Market Vectors® Global Mortgage REITs Index*
Preferred Securities	July 16, 2012	Wells Fargo® Hybrid & Preferred Securities ex Financials Index
Renminbi	October 11, 2011	Market Vectors® Renminbi Bond Index*
Treasury-Hedged	March 21, 2013	Market Vectors® U.S. Treasury-Hedged High Yield Bond Index*

* Owned by Market Vectors Index Solutions GmbH, an indirect, wholly owned subsidiary of the Adviser.

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market
81

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders–Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except Mortgage REIT and BDC Income which are declared and paid quarterly). Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.
82

D.	Securities Sold Short–Treasury-Hedged may invest in securities sold short. A short sale occurs when a Fund sells a security, which it does not own, by borrowing it from a broker. Proceeds from securities sold short are reported as liabilities in the Statements of Assets and Liabilities and are marked to market daily in accordance with the fair value methodology described in Note 2A. Gains and losses are classified as realized when short positions are closed. In the event that the value of the security which the Fund sold short declines, the Fund will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Fund will suffer a loss, as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions. Interest on securities sold short is accrued daily and recorded as an expense by the Fund. Cash as collected is deposited in a segregated account with brokers, maintained by the Fund, for its open short sales. Until the Fund replaces the borrowed security, the Fund maintains securities or permissible liquid assets in a segregated account with a broker or custodian sufficient to cover its short positions. Securities sold short held by Treasury-Hedged at April 30, 2013 are reflected in the Schedule of Investments.

E.	Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities–The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Use of Derivative Instruments–The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments outstanding during the year ended April 30, 2013.

H.	Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or an increase in realized gain. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.
83

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 3–Investment Management and Other Agreements–The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, at least until September 1, 2013 (September 1, 2014 for BDC Income and Treasury-Hedged), for the Funds to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense and interest on securities sold short, listed in the table below:

The current management fee rate/expense caps and the amounts waived/assumed by the Adviser for the year ended April 30, 2013 are as follows:

Fund	Expense Cap		Management Fee Rate	Waiver of Management Fees	Expenses Assumed by the Adviser
BDC Income	0.40%		0.40%	$3,827	$39,345
Emerging Markets High Yield	0.40		0.40	110,478	-
Emerging Markets Local Currency	0.47	*	0.35	25,099	-
Fallen Angel	0.40		0.40	42,195	71,326
International High Yield	0.40		0.40	159,706	-
Investment Grade	0.19		0.35	33,664	90,771
LatAm	0.49		0.35	46,299	56,737
Mortgage REIT	0.40		0.40	134,407	-
Preferred Securities	0.40		0.40	85,398	-
Renminbi	0.39		0.35	18,037	86,378
Treasury-Hedged	0.50		0.45	4,937	27,849

* The Fund expense cap prior to September 1, 2012 for Emerging Markets Local Currency was 0.49%.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4–Investments–For the year ended April 30, 2013, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
BDC Income	$29,853	$-
Emerging Markets High Yield	50,168,853	8,310,713
Emerging Markets Local Currency	866,651,500	163,188,444
Fallen Angel	3,538,363	3,493,797
International High Yield	60,358,641	13,936,414
Investment Grade	8,906,234	450,000
LatAm	26,507,392	1,635,646
Mortgage REIT	5,294,536	4,915,410
Preferred Securities	25,175,856	21,206,824
Renminbi	1,543,459	1,190,032
Treasury-Hedged	9,705,615	-

For the year ended April 30, 2013, proceeds of short sales and the cost of purchases of short sale covers for Treasury-Hedged aggregated $12,181,885 and $2,440,452, respectively.

Note 5—Income Taxes—As of April 30, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

84

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Cost of Investments	Appreciation	Depreciation	Appreciation
BDC Income	$11,094,369	$341,027	$(25,698)	$315,329
Emerging Markets High Yield	242,110,568	2,513,422	(1,785,263)	728,159
Emerging Markets Local Currency	1,404,760,983	59,740,441	(18,159,864)	41,580,577
Fallen Angel	9,909,019	982,827	(33,453)	949,374
International High Yield	262,240,038	11,927,963	(2,492,186)	9,435,777
Investment Grade	17,430,116	95,239	(5,352)	89,887
LatAm	46,955,277	1,022,888	(416,034)	606,854
Mortgage REIT	124,366,452	9,440,382	(1,781,118)	7,659,264
Preferred Securities	175,059,685	4,743,295	(3,578,616)	1,164,679
Renminbi	4,918,887	177,450	-	177,450
Treasury-Hedged	9,882,765	179,026	(10,635)	168,391

At April 30, 2013, the components of accumulated earnings on a tax basis, for each Fund, were as follows:

	Undistributed	Undistributed	Accumulated	Qualified	Other
	Ordinary	Long-Term	Capital	Late-Year	Temporary	Unrealized
Fund	Income	Capital Gains	Losses	Losses*	Difference	Appreciation	Total
BDC Income	$-	$ -	$-	$-	$-	$315,329	$315,329
Emerging Markets High Yield	960,374	-	-	-	(213)	728,165	1,688,326
Emerging Markets Local Currency	-	-	-	-	(16,163)	41,712,850	41,696,687
Fallen Angel	62,048	-	-	-	(97)	949,375	1,011,326
International High Yield	1,375,403	-	-	-	(812)	9,472,611	10,847,202
Investment Grade	10,306	-	(4,093)	-	(170)	89,887	95,930
LatAm	147,123	3,567	-	(137,939)	(166)	619,372	631,957
Mortgage REIT	213,852	-	-	(218,405)	(870)	7,659,264	7,653,841
Preferred Securities	395,995	-	(8,886)	(772,192)	(530)	1,164,679	779,066
Renminbi	49,332	-	(882)	-	(81)	182,190	230,559
Treasury-Hedged	24,814	-	(10,100)	-	-	117,525	132,239

*	Qualified late-year losses comprised of post-October capital losses incurred after October 31, 2012, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2012 and specified losses incurred after October 31, 2012. These losses are deemed to arise on the first day of the Fund’s next taxable year. For the year ended April 30, 2013, the Funds intend to defer to May 1, 2013 for federal tax purposes the above listed post-October capital losses.

The tax character of dividends paid to shareholders during the years ended April 30, 2013 and April 30, 2012 were as follows:

			Long-Term	Return
	Ordinary Income		Capital Gains	of Capital
Fund	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2013
BDC Income	$60,056	$-	$2,044	$-
Emerging Markets High Yield	1,453,260	-	-	-
Emerging Markets Local Currency	46,699,890	25,202,120	110,066	1,604,444
Fallen Angel	668,160	-	-	-
International High Yield	6,222,480	-	-	-
Investment Grade	86,220	67,030	-	-
LatAm	474,290	360,060	4,800	-
Mortgage REIT	8,583,960	1,384,050	559,710	-
Preferred Securities	4,266,300	-	-	-
Renminbi	111,280	43,560	-	-

On December 22, 2010 the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

85

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

At April 30, 2013, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post Effective-	Post Effective-
	No Expiration	No Expiration
	Short-Term	Long-Term
Fund	Capital Losses	Capital Losses
Investment Grade	$-	$4,093
Preferred Securities	8,886	-
Renminbi	882	-
Treasury-Hedged	10,100	-

During the year ended April 30, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment of foreign currency gains and losses, REIT adjustments, BDC Income dividend income reclass, bond bifurcation adjustments, and in-kind share transactions, the Funds’ incurred differences that affected undistributed (accumulated) net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

	Increase	Increase
	(Decrease)	(Decrease) in	Increase
	in Undistributed	Accumulated	(Decrease) in
	Net Investment	Realized	Aggregate
Fund	Income (Loss)	Gain (Loss)	Paid in Capital
BDC Income	$2,818	$(9,775)	$6,957
Emerging Markets High Yield	586	(11,152)	10,566
Emerging Markets Local Currency	(7,448,769)	6,297,788	1,150,981
International High Yield	(58,259)	58,259	-
Investment Grade	19	-	(19)
LatAm	(92,401)	92,401	-
Mortgage REIT	(730,620)	(4,637,708)	5,368,328
Preferred Securities	(30,592)	(894,588)	925,180
Renminbi	43,034	(42,992)	(42)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended April 30, 2010-2012), or expected to be taken in the Funds’ current tax year. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended April 30, 2013, the Funds did not incur any interest or penalties.

Note 6–Capital Share Transactions–As of April 30, 2013, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, or multiple thereof, as follows:

Fund	Creation Units
BDC Income	50,000
Emerging Markets High Yield	200,000
Emerging Markets Local Currency	200,000
Fallen Angel	200,000
International High Yield	200,000
Investment Grade	100,000
LatAm	100,000
Mortgage REIT	50,000
Preferred Securities	50,000
Renminbi	100,000
Treasury-Hedged	200,000
86

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the year ended April 30, 2013, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
BDC Income	$11,251,117	$190,599
Emerging Markets High Yield	196,766,795	293,125
Emerging Markets Local Currency	61,364,171	77,789,618
International High Yield	190,615,036	-
LatAm	13,466,040	-
Mortgage REIT	129,269,103	43,908,489
Preferred Securities	176,929,036	18,664,288

Note 7–Concentration and Other Risks–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The Funds use a sampling approach in which the Adviser uses quantitative analysis to select bonds that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. Each Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in the Funds involve risks similar to those of investing in any bond fund of, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

BDC Income, Fallen Angel, International High Yield and Treasury-Hedged may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. BDC Income, International High Yield and Treasury-Hedged may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies.

Emerging Markets High Yield, Emerging Markets Local Currency, Fallen Angel, International High Yield, Investment Grade, LatAm, and Renminbi invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Mortgage REIT invests directly in mortgage REITs and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk.

Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. This may require the Fund to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income. Accordingly, preferred securities are subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

87

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Treasury-Hedged invests directly in securities sold short which are designed to hedge against the price sensitivity of the below investment grade corporate bonds. A risk of hedging is the imperfect correlation between price movement of the securities sold short and the price movement of the Fund’s investments.

At April 30, 2013, the Adviser owned approximately 50% of Renminbi.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

For each Fund, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9–Securities Lending–To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the Bank of New York Overnight Government Fund and/or the Bank of New York Institutional Cash Reserve. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. As of April 30, 2013, the loans outstanding and the collateral received are included in value of securities on loan and collateral for securities loaned, respectively, in the Statements of Assets and Liabilities.

Note 10–Bank Line of Credit–Certain Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ended April 30, 2013, the following Funds borrowed under this facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of April 30, 2013
Emerging Markets Local Currency	13	$1,786,384	1.80%	$-
International High Yield	10	164,700	1.82	-
Investment Grade	1	595,000	1.65	-
Mortgage REIT	137	1,225,403	1.77	-
Preferred Securities	52	505,788	1.65	315,000
Treasury-Hedged	2	500,500	1.65	-

Note 11–Custodian Fees–The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the year ended April 30, 2013, there were no offsets to custodian fees.

Note 12–Recent Accounting Pronouncements–The Funds have adopted Accounting Standards Update No. 2011-04 (“ASU No. 2011-04”) “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 requires reporting entities to disclose

88

the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new disclosures have been implemented for annual and interim periods beginning after December 15, 2011 and can be found in Note 2 to the financial statements and the Schedules of Investments, if applicable.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivative instruments, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

Note 13–Subsequent Events–The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to April 30, 2013:

Fund	Ex-Date	Record Date	Payable Date	Per Share
Emerging Markets High Yield	5/1/13	5/3/13	5/7/13	$0.0915
Fallen Angel	5/1/13	5/3/13	5/7/13	$0.1300
International High Yield	5/1/13	5/3/13	5/7/13	$0.1150
Investment Grade	5/1/13	5/3/13	5/7/13	$0.0140
LatAm	5/1/13	5/3/13	5/7/13	$0.0550
Preferred Securities	5/1/13	5/3/13	5/7/13	$0.0592
Renminbi	5/1/13	5/3/13	5/7/13	$0.0500
Treasury-Hedged	5/1/13	5/3/13	5/7/13	$0.0610

Emerging Markets High Yield	6/3/13	6/5/13	6/7/13	$0.1320
Emerging Markets Local Currency	6/3/13	6/5/13	6/7/13	$0.1118
Fallen Angel	6/3/13	6/5/13	6/7/13	$0.1390
International High Yield	6/3/13	6/5/13	6/7/13	$0.1292
Investment Grade	6/3/13	6/5/13	6/7/13	$0.0128
LatAm	6/3/13	6/5/13	6/7/13	$0.0950
Preferred Securities	6/3/13	6/5/13	6/7/13	$0.0850
Renminbi	6/3/13	6/5/13	6/7/13	$0.0715
Treasury-Hedged	6/3/13	6/5/13	6/7/13	$0.0549
89

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
of Market Vectors ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BDC Income ETF, Emerging Markets High Yield Bond ETF, Emerging Markets Local Currency Bond ETF, Fallen Angel High Yield Bond ETF, International High Yield Bond ETF, Investment Grade Floating Rate ETF, LatAm Aggregate Bond ETF, Mortgage REIT Income ETF, Preferred Securities ex Financials ETF, Renminbi Bond ETF and Treasury-Hedged High Yield Bond ETF (eleven of the series constituting Market Vectors ETF Trust) (the “Funds”) as of April 30, 2013, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BDC Income ETF, Emerging Markets High Yield Bond ETF, Emerging Markets Local Currency Bond ETF, Fallen Angel High Yield Bond ETF, International High Yield Bond ETF, Investment Grade Floating Rate ETF, LatAm Aggregate Bond ETF, Mortgage REIT Income ETF, Preferred Securities ex Financials ETF, Renminbi Bond ETF and Treasury-Hedged High Yield Bond ETF (eleven of the series constituting Market Vectors ETF Trust) at April 30, 2013, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York June 19, 2013
90

MARKET VECTORS ETF TRUST

TAX INFORMATION

(unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund.

Accordingly, the information needed by shareholders for calendar year 2013 income tax purposes will be sent to them in early 2014. Please consult your tax advisor for proper treatment of this information.

The Fund listed below intended to pass through foreign tax credits in the maximum amounts as shown. The gross foreign source income earned during the fiscal year ended April 30, 2013 by the Fund was as shown below.

Fund	Foreign Tax Credit	Gross Foreign Source Income
Emerging Markets Local Currency	$752,034	$66,341,491

Corporate Dividends Received Deduction

The Fund listed below had the following percentage of ordinary income dividends paid that qualified for the Corporate Dividends Received Deduction in 2012.

Mortgage REIT	100%
91

BOARD OF TRUSTEES AND OFFICERS

April 30, 2013 (unaudited)

Independent Trustees:

Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years

David H. Chow, 55*†	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (financial/strategy consulting firm and Registered Investment Adviser), March 1999 to present.	52	Director, Forward Management LLC and Audit Committee Chairman; Trustee, Berea College of Kentucky and Vice- Chairman of the Investment Committee; Member of the Governing Council of the Independent Directors Council; Secretary and Board Member of the CFA Society of Stamford.

R. Alastair Short, 59*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W.P. Stewart & Co., Inc. (asset management firm), September 2007 to September 2008; and Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	63	Chairman and Independent Director, EULAV Asset Management, January 2011 to present; Independent Director, Tremont offshore funds, June 2009 to present; Director, Kenyon Review.

Peter J.
Sidebottom, 50*†	Trustee	Since 2012	Partner, Bain & Company (management consulting firm), April 2012 to present; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012; Executive Vice President, Wachovia Corporation (financial services firm), December 2004 to February 2009.	52	Board Member, Special Olympics, New Jersey, November 2011 to present; Director, The Charlotte Research Institute, December 2000 to present; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012.

Richard D.
Stamberger, 53*†	Trustee	Since 2006	President and CEO, SmartBrief, Inc. (media company).	63	None.

[1]	The address for each Trustee and officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
[3]	The Fund Complex consists of the Van Eck Funds, Van Eck VIP Trust and the Trust.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.
92

Interested Trustee:

Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years

Jan F. van Eck, 49[4]	Trustee, President and Chief Executive Officer	Trustee (Since 2006); President and Chief Executive Officer (Since 2009)	Director, President and Owner of the Adviser, Van Eck Associates Corporation; Director and President, Van Eck Securities Corporation (“VESC”); Director and President, Van Eck Absolute Return Advisers Corp. (“VEARA”).	52	Director, National CDirector, National Committee on US- China Relations.

[1]	The address for each Trustee and officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
[3]	The Fund Complex consists of the Van Eck Funds, Van Eck VIP Trust and the Trust.
[4]	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of the Adviser.

Officer’s Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years

Russell G. Brennan, 48	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President and Assistant Treasurer of the Adviser (since 2008); Manager (Portfolio Administration) of the Adviser, September 2005 to October 2008; Officer of other investment companies advised by the Adviser.

Charles T. Cameron, 53	Vice President	Since 2006	Director of Trading (since 1995) and Portfolio Manager (since 1997) for the Adviser; Officer of other investment companies advised by the Adviser.

Simon Chen, 41	Assistant Vice President	Since 2012	Greater China Director of the Adviser (since January 2012); General Manager, SinoMarkets Ltd. (June 2007 - December 2011).

John J. Crimmins, 55	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of Portfolio Administration of the Adviser, June 2009 to present; Vice President of VESC and VEARA, June 2009 to present; Chief Financial, Operating and Compliance Officer, Kern Capital Management LLC, September 1997 to February 2009; Officer of other investment companies advised by the Adviser.

Eduardo Escario, 37	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of the Adviser (since July 2008); Regional Director (Spain, Portugal, South America and Africa) of Dow Jones Indexes and STOXX Ltd. (May 2001 - July 2008).

Lars Hamich, 44	Vice President	Since 2012	Managing Director and Chief Executive Officer of Van Eck Global (Europe) GmbH (since 2009); Chief Executive Officer of Market Vectors Index Solutions GmbH (“MVIS”) (since June 2011); Managing Director of STOXX Limited (until 2008).

Wu-Kwan Kit, 31	Assistant Vice President and Assistant Secretary	Since 2011	Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2011); Associate, Schulte Roth & Zabel (September 2007 - 2011); University of Pennsylvania Law School (August 2004 - May 2007).

Susan C. Lashley, 58	Vice President	Since 2006	Vice President of the Adviser and VESC; Officer of other investment companies advised by the Adviser.

Laura I. Martínez, 33	Assistant Vice President and Assistant Secretary	Since 2008	Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2008); Associate, Davis Polk & Wardwell (October 2005 - June 2008); Officer of other investment companies advised by the Adviser.
93

BOARD OF TRUSTEES AND OFFICERS

(unaudited) (continued)

Officer’s Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years

Joseph J. McBrien, 64	Senior Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer	Senior Vice President, Secretary and Chief Legal Officer (Since 2006); Chief Compliance Officer (Since 2013)	Senior Vice President, General Counsel and Secretary of the Adviser, VESC and VEARA (since December 2005); Director of VESC and VEARA (since October 2010); Officer of other investment companies advised by the Adviser.

Ferat Oeztuerk, 30	Assistant Vice President	Since 2012	Sales Associate, Van Eck Global (Europe) GmbH (since November 2011); Account Manager, Vodafone Global Enterprise Limited (January 2011 to October 2011).

Jonathan R. Simon, 38	Vice President and Assistant Secretary	Since 2006	Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2006); Officer of other investment companies advised by the Adviser.

Bruce J. Smith, 58	Senior Vice President	Since 2006	Senior Vice President, Chief Financial Officer, Treasurer and Controller of the Adviser, VESC and VEARA (since 1997); Director of the Adviser, VESC and VEARA (since October 2010); Officer of other investment companies advised by the Adviser.

[1]	The address for each Officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
[2]	Officers are elected yearly by the Trustees.
94

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

(unaudited)

At a meeting held on December 4, 2012 (the “Meeting”), the Board of Trustees (the “Board”) of Market Vectors ETF Trust (the “Trust”), including all of the Trustees that are not interested persons (the “Independent Trustees”), approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) and a sub-advisory agreement between the Adviser and UCM Partners, L.P. (“UCM”) (the “Sub-Advisory Agreement”) with respect to Market Vectors Non-Agency RMBS ETF (the “Fund”). The Investment Management Agreement and Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of each Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser and UCM, including expense information for other funds, as discussed below. Information provided to the Trustees from the Adviser included various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of each Agreement was based, in part, on information obtained through discussions with the Adviser and UCM at the Meeting regarding the management of the Fund, information obtained at other meetings of the Trustees respecting the Adviser and/or based on their review of the materials provided by the Adviser and UCM, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser and UCM would provide under each Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund from exceeding agreed upon limits for a period of at least one year following the effective date of the Fund’s registration statement. The Trustees also considered information with respect to the financial condition of the Adviser and UCM, the current status, as they understood it, of the Adviser’s and UCM’s compliance environment and the Adviser’s views of the proposed service providers.

In addition, the Trustees were given data on expense ratios of exchange-traded funds (“ETFs”) that invest in mortgage-backed securities (“MBS”). The Trustees took into account the unique nature of the Fund and considered materials showing that the Fund had greater specialization than MBS ETFs, given its focus on non-agency residential MBS, which involves greater operating costs. The Trustees also considered materials relating to the sub-advisory fees to be paid to UCM and that the Adviser would compensate UCM from its fees. The Trustees also considered whether there were any benefits, other than the fees under the Agreements, that the Adviser and UCM would receive from serving as adviser or sub-adviser to the Fund, respectively, including any the Adviser may receive from providing administrative services to the Fund and from an affiliate of the Adviser serving as distributor to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser and UCM or the profitability of the Fund to the Adviser and UCM because the Fund had not yet commenced operations. In addition, because the Fund had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to the Fund by the Adviser and UCM, although they concluded that the nature, quality and extent of the services to be provided by the Adviser and UCM were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust and information provided with respect to UCM.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Agreements.

In voting to approve the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Agreements are reasonable and fair in light of the services to be performed, the fees paid by other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees also concluded that the advisory and sub-advisory fees were reasonable in light of the services to be provided. The Trustees further concluded that each Agreement is in the interest of the Fund and such Fund’s shareholders.

95

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:
Van Eck Associates Corporation

Distributor:
Van Eck Securities Corporation
335 Madison Avenue
New York, NY 10017
vaneck.com

Account Assistance:
1.888.MKT.VCTR

INCOMEAR

Item 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  No response required.

(c)  The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that David H. Chow, R.
     Alastair Short and Richard D. Stamberger, members of the Audit and Corporate
     Governance Committees, are "audit committee financial experts" and
     "independent" as such terms are defined in the instructions to Form N-CSR
     Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

      Ernst  &  Young,  as  principal  accountant for the Market Vectors ETF
      Trust,  billed audit fees of $296,770 for the period ending April 30, 2013 and  $196,000  for  the  period  ending April 30, 2012 for BDC Income ETF,
      Emerging Markets High Yield Bond ETF, Emerging Markets Local Currency Bond
      ETF,  Fallen Angel High Yield Bond ETF, International High Yield Bond ETF,
      Investment  Grade  Floating  Rate  ETF, LatAm Aggregate Bond ETF, Mortgage
      REIT Income ETF, Preferred Securities ex Financials ETF, Renminbi Bond ETF
      and Treasury-Hedged High Yield Bond ETF.

(b)  Audit-Related Fees

      Ernst  &  Young  billed  audit-related  fees of $16,000 for the period ending April 30, 2013 and $0 for the period ending April 30, 2012.

(c)  Tax Fees

     Ernst & Young billed tax fees of $111,847 for the period ending April 30,
     2013 and $62,196 for the period ending April 30, 2012.

(d)  All Other Fees

None.

(e)  The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by
     Section 10A of the Securities Exchange Act of 1934. The Audit Committee
     has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)  Not applicable.

(g)  Not applicable.

(h)  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded the
     Market Vectors ETF Trust disclosure controls and procedures (as defined in
     Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material Information relating to the Market Vectors Trust is made to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule
       30a-2(a) under the Act (17 CFR 270.30a-2) is attached as
       Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ----------------------------------------------------------

Date July 9, 2013
     ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date July 9, 2013
     ------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date July 9, 2013
     ------------